UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                          Vice President and Secretary
                       One Boston Place, Boston, MA 02108
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                  Date of reporting period: September 30, 2005
                     --------------------------------------

Item 1.  Reports to Stockholders.

                                               [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds



Annual Report                           The Boston Company
                                        World ex-U.S. Value Fund
--------------------------------------------------------------------------------
For the period November 15, 2004 commencement of operations) to September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[Logo] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth. We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard
President and CEO
Mellon Institutional Funds


                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

The Boston Company World ex US Value Fund return since inception November 15, 2004 ending September 30, 2005 was 11.72% compared to the 17.29% for its benchmark MSCI ACWI ex US index. International markets moved up sharply during the period on the back of strong global economic growth, demand for commodities, and rising corporate earnings. The Fund trailed its benchmark primarily due to a sell discipline that aims to reduce portfolio risk. Stocks that were reduced or sold continued to appreciate beyond what the investment team deemed reasonable in relation to potential risks.

Low interest rates and tepid inflation continued to support consumption and industrial production around the world. Robust demand and supply constraints caused by weather in the US Gulf Coast sent oil over $70/bbl. China's insatiable demand for raw materials sent commodity prices higher. Countries rich in natural resources and lower cost manufacturing soared during the period, particularly emerging markets and Canada. The Fund's lower relative weightings in the materials and energy sectors detracted from performance, as did limited exposure to Canadian natural resource companies. One of the Fund's portfolio holdings, chemical producer Ciba Specialty, declined as input costs surged with oil prices. However, the Fund's energy stocks posted sizeable gains, including its holdings in Petroleo Brasileiro S/A, Total, and Repsol.

Japan rebounded from an extended period of weak performance after Prime Minister Koizumi's LDP party scored a resounding victory in early elections. Indications of a domestic economic recovery provided further support for Japanese equities, which surged over 20% this quarter. A higher weight in Japan added value to the Fund's return, but the Fund's overall stock selection slightly lagged its index. Sumitomo Mitsui Financial Group Inc., one of Japan's largest commercial banks, rose with prospects for Japan's continued recovery.

International markets are deep into a 3-year recovery, yet there are still several trends that should support long term price appreciation. At the same time, there will no doubt be periods of weakness caused by slower economic activity, geopolitical events, and general investor sentiment. Regardless of macroeconomic trends or geopolitical events, we continue to search for value in overlooked segments of the market while taking profits in stocks that we believe are trading near peak earnings. As always, we remain committed to our time tested investment philosophy and continue to seek high quality companies that have been discounted by the market.

/s/ D. Kirk Henry              /s/ Carolyn Kedersha        /s/ Clifford A. Smith
-----------------              --------------------        ---------------------
  D. Kirk Henry                   Carolyn Kedersha           Clifford A. Smith

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company
              World ex-U.S. Value Fund and MSCI ACWI ex-U.S. Index
--------------------------------------------------------------------------------

[The data in the line chart is a representation from the printed material]

                               TBC
PERIOD               World ex-U.S. Value Fund         MSCI ACWI ex-U.S. Index *
11/15/04                     100,000                           100,000
11/30/04                     100,300                           101,722
12/31/04                     104,100                           106,263
1/31/05                      102,900                           104,706
2/28/05                      107,550                           110,102
3/31/05                      104,600                           107,038
4/30/05                      101,950                           104,151
5/31/05                      100,900                           104,428
6/30/05                      102,700                           106,913
7/31/05                      105,657                           110,818
8/31/05                      108,413                           113,262
9/30/05                      111,721                           119,301

                                  Total Return
                          (for period ended 9/30/2005)
--------------------------------------------------------------------------------

                                      Since
                                    Inception
                                   11/15/2004
--------------------------------------------------------------------------------
Fund                                  11.72%

* Source: Bloomberg Inc.
Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains.The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemp-tion of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than itwould be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Expenses Paid
                                            Beginning             Ending             During Period+
                                          Account Value        Account Value        April 1, 2005 to
                                          April 1, 2005     September 30, 2005     September 30, 2005
------------------------------------------------------------------------------------------------------
Actual                                      $1,000.00           $1,068.10                $4.67
Hypothetical (5% return
  per year before expenses)                 $1,000.00           $1,020.56                $4.56

------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                        Percentage of
Top Ten Holdings*                                      Country                  Sector   Investments
-----------------------------------------------------------------------------------------------------
Total SA                                                France                  Energy       1.6%
Sumitomo Mitsui Financial Group                          Japan              Financials       1.6
GlaxoSmithKline PLC                             United Kingdom    Consumer Noncyclical       1.6
Vodafone Group PLC                              United Kingdom          Communications       1.6
Royal Bank of Scotland Group PLC                United Kingdom              Financials       1.5
Carrefour SA                                            France    Consumer Noncyclical       1.4
Nippon Express Co., Ltd.                                 Japan             Industrials       1.3
Novartis AG                                        Switzerland    Consumer Noncyclical       1.3
Bank of Ireland                                        Ireland              Financials       1.3
France Telecom SA                                       France          Communications       1.2
                                                                                            ----
                                                                                            14.4%

*    Excludes short-term securities.

                                                                  Percentage of
Geographic Region Allocation*                                       Investments
--------------------------------------------------------------------------------
Europe ex U.K.                                                          38.3%
U.K.                                                                    18.0
Asia ex Japan                                                           12.9
Japan                                                                   22.9
Americas ex U.S.                                                         6.2
Middle East/Africa                                                       1.7
                                                                       -----
                                                                       100.0%

*    Excludes short-term securities.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                              Value
Security                                                                        Shares      (Note 1A)
------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--96.2%

EQUITIES--96.2%

Australia--1.5%
Amcor Ltd.                                                                       42,768   $  218,817
National Australia Bank Ltd.                                                      9,932      250,293
                                                                                          ----------
                                                                                             469,110
                                                                                          ----------
Belgium--0.9%
Fortis                                                                            9,240      266,978
                                                                                          ----------
Brazil--1.4%
Petroleo Brasileiro SA                                                            3,470      248,070
Telecommunicacoes Brasileiras SA--ADR                                             5,680      184,089
                                                                                          ----------
                                                                                             432,159
                                                                                          ----------
Canada--2.9%
Alcan, Inc.                                                                       3,980      126,280
Canadian Imperial Bank of Commerce                                                2,070      129,353
Quebecor World, Inc.                                                             16,880      316,736
Sobeys, Inc.                                                                      5,880      215,097
Torstar Corp.                                                                     5,770      115,470
                                                                                          ----------
                                                                                             902,936
                                                                                          ----------
China--0.6%
China Telecom Corp., Ltd.                                                       455,000      171,562
                                                                                          ----------
Finland--1.4%
M-real Oyj                                                                       29,670      160,761
Nokia Oyj                                                                         6,940      116,228
UPM-Kymmene Oyj                                                                   7,180      143,624
                                                                                          ----------
                                                                                             420,613
                                                                                          ----------
France--8.4%
Banque Nationale De Paris                                                         3,950      300,155
Carrefour SA                                                                      8,820      405,628
Credit Agricole SA                                                                9,110      267,052
France Telecom SA                                                                12,618      362,003
Sanofi-Synthelabo SA                                                              3,490      288,261
Schneider Electric SA                                                             1,660      131,027
Thomson                                                                           5,000      103,921
Total SA                                                                          1,770      482,923
Valeo SA                                                                          6,367      264,513
                                                                                          ----------
                                                                                           2,605,483
                                                                                          ----------
Germany--7.4%
Allianz AG                                                                        1,600      215,944
Deutsche Bank AG                                                                  3,329      311,238
Deutsche Lufthansa AG                                                            14,940      197,977
Deutsche Post AG                                                                 14,420      337,129
Deutsche Postbank AG                                                              2,000      109,351

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                              Value
Security                                                                        Shares      (Note 1A)
------------------------------------------------------------------------------------------------------
Germany (continued)
Deutsche Telekom AG                                                              12,520   $  227,729
E.ON AG                                                                           2,420      222,212
Hannover Rueckversicherung AG                                                     3,540      122,485
Heidelberger Druckmaschinen AG                                                    3,240      110,976
Infineon Technologies AG                                                         17,380      170,801
KarstadtQuelle AG                                                                 1,585       21,442
Medion AG                                                                         2,450       38,265
Volkswagen AG                                                                     3,570      219,597
                                                                                          ----------
                                                                                           2,305,146
                                                                                          ----------
Hong Kong--1.3%
Bank of East Asia Ltd.                                                           66,329      194,094
Citic Pacific Ltd.                                                               14,000       39,163
Denway Motors Ltd.                                                              106,000       38,602
Huadian Power International Co.                                                 434,000      120,285
                                                                                          ----------
                                                                                             392,144
                                                                                          ----------
Hungary--0.5%
Magyar Telekom                                                                   29,940      154,204
                                                                                          ----------
India--1.5%
Hindalco Industries Ltd. 144A/Reg S GDR                                          40,000      133,788
Mahanagar Telephone Nigam Ltd.--ADR                                              18,050      118,950
Reliance Industries Ltd. 144A--GDR                                                5,810      209,723
                                                                                          ----------
                                                                                             462,461
                                                                                          ----------
Indonesia--0.3%
PT Gudang Garam Tbk                                                             101,780      107,814
                                                                                          ----------
Ireland--1.2%
Bank of Ireland                                                                  23,890      375,989
                                                                                          ----------
Italy--3.2%
Banco Popolare di Verona e Novara                                                 5,060       95,381
Benche Popolari Unite Scri                                                        1,150       23,335
Benetton Group Spa                                                               10,020      107,379
Eni Spa                                                                          11,200      332,490
Finmeccanica Spa                                                                  4,627       91,777
UniCredito Italiano Spa                                                          61,590      347,033
                                                                                          ----------
                                                                                             997,395
                                                                                          ----------
Japan--22.0%
Aeon Co., Ltd.                                                                   13,400      269,157
Alps Electric Co., Ltd.                                                           6,200      100,666
Astellas Pharma, Inc.                                                             3,700      139,186
Canon, Inc.                                                                       5,700      307,823
Credit Saison Co., Ltd.                                                             700       30,711
Dentsu, Inc.                                                                         56      158,858
East Japan Railway Co.                                                                8       45,670
Fuji Heavy Industries Ltd.                                                       41,800      188,912

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                              Value
Security                                                                        Shares      (Note 1A)
------------------------------------------------------------------------------------------------------
Japan (continued)
Fuji Photo Film Co., Ltd.                                                         6,400   $  210,871
Funao Electric Co., Ltd.                                                          2,100      186,486
JS Group Corp.                                                                    9,000      153,264
Kao Corp.                                                                         9,100      224,073
KDDI Corp.                                                                           60      338,296
Kuraray Co., Ltd.                                                                16,900      149,779
Mabuchi Motor Co., Ltd.                                                           4,400      217,073
Matsumotokiyoshi Co., Ltd.                                                        2,100       68,267
Minebea Co., Ltd.                                                                35,800      147,603
Mitsubishi UFJ Financial Group, Inc.                                                 19      249,405
Murata Manufacturing Co., Ltd.                                                    1,700       94,802
Nippon Express Co., Ltd.                                                         77,700      383,332
Nissan Motor Co., Ltd.                                                           21,000      239,767
Orix Corp.                                                                        1,100      198,661
Rinnai Corp.                                                                      8,100      186,248
Rohm Co., Ltd.                                                                    3,300      286,362
Sekisui House Ltd.                                                               18,000      220,580
Shin-Etsu Chemical Co., Ltd.                                                      6,100      266,012
Skylark Co., Ltd.                                                                10,800      159,179
Sohgo Security Services Co., Ltd.                                                 5,400       79,066
Sumitomo Bakelite Co., Ltd.                                                      13,600       93,215
Sumitomo Chemical Co., Ltd.                                                      18,900      116,887
Sumitomo Mitsui Financial Group                                                      51      480,751
Takeda Pharmaceutical Co., Ltd.                                                     830       49,430
Takefuji Corp.                                                                    4,030      314,206
TDK Corp.                                                                         1,100       78,398
The 77 Bank Ltd.                                                                 30,200      221,891
Toyoda Gosei Co., Ltd.                                                            8,600      163,651
                                                                                          ----------
                                                                                           6,818,538
                                                                                          ----------
Malaysia--0.5%
Sime Darby Berhad                                                                98,600      162,218
                                                                                          ----------
Mexico--1.6%
Cemex S.A. de C.V.--ADR                                                           1,685       88,126
Coca-Cola Femsa, S.A. de C.V.--ADR                                                7,620      203,530
Telefonos de Mexico SA de CV--ADR                                                10,260      218,230
                                                                                          ----------
                                                                                             509,886
                                                                                          ----------
Netherlands--4.7%
ABN Amro Holding NV                                                               9,104      217,985
Aegon NV                                                                         17,540      260,246
Heineken NV                                                                       9,370      300,678
Koninklijke Philips Electronics NV                                               11,460      304,411
VNU NV                                                                            4,820      151,428
Wolters Kluwer NV                                                                11,410      212,199
                                                                                          ----------
                                                                                           1,446,947
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                              Value
Security                                                                        Shares      (Note 1A)
------------------------------------------------------------------------------------------------------
Portugal--0.7%
EDP-Energias de Portugal SA                                                      72,520   $  202,131
                                                                                          ----------
Singapore--1.5%
DBS Group Holdings, Ltd.                                                         33,710      314,786
United Overseas Bank Ltd.                                                        19,750      164,583
                                                                                          ----------
                                                                                             479,369
                                                                                          ----------
South Africa--1.7%
Nampak Ltd.                                                                      58,500      146,170
Nedcor Ltd.                                                                      12,126      175,803
Sappi, Ltd.                                                                      16,830      197,821
                                                                                          ----------
                                                                                             519,794
                                                                                          ----------
South Korea--3.6%
Hyundai Motor Co.                                                                 2,120      165,593
Kookmin Bank--ADR                                                                 3,070      181,898
Korea Electric Power Corp.                                                        4,770      162,749
KT Corp.--ADR                                                                     8,630      194,175
Samsung Electronics Co., Ltd.                                                       361      203,439
SK Telecom Co., Ltd.--ADR                                                         9,270      202,457
                                                                                          ----------
                                                                                           1,110,311
                                                                                          ----------
Spain--1.9%
Banco Sabadell SA                                                                 3,250       83,089
Endesa SA                                                                         6,810      182,203
Repsol YPF SA                                                                    10,200      330,375
                                                                                          ----------
                                                                                             595,667
                                                                                          ----------
Sweden--0.9%
Svenska Cellulosa AB (SCA), Class B                                               7,680      269,121
                                                                                          ----------
Switzerland--5.8%
CIBA Specialty Chemicals AG                                                       4,718      278,291
Clariant AG                                                                       8,250      118,549
Lonza Group AG Registered Shares                                                  1,155       68,172
Nestle SA                                                                         1,120      327,936
Novartis AG                                                                       7,420      376,331
Swiss Re                                                                          4,570      300,100
UBS AG Registered Shares                                                          3,830      325,479
                                                                                          ----------
                                                                                           1,794,858
                                                                                          ----------
Taiwan--1.6%
Compal Electronics, Inc.                                                        184,327      182,130
SinoPac Financial Holdings Co., Ltd.                                            290,000      135,179
United Microelectronics Corp.                                                   275,408      176,986
                                                                                          ----------
                                                                                             494,295
                                                                                          ----------
United Kingdom--17.2%
Anglo American PLC                                                               11,280      335,970
BAA PLC                                                                          17,539      192,883

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                              Value
Security                                                                        Shares      (Note 1A)
------------------------------------------------------------------------------------------------------
United Kingdom (continued)
BAE Systems PLC                                                                  16,410  $    99,344
Barclays PLC                                                                     26,792      270,560
Boc Group PLC                                                                     2,018       41,007
Boots Group PLC                                                                  25,145      269,660
BP PLC                                                                           30,492      361,933
BT Group PLC                                                                     54,427      213,187
Centrica PLC                                                                     63,300      274,437
Diageo PLC                                                                       18,352      263,600
GKN PLC                                                                          42,050      218,436
GlaxoSmithKline PLC                                                              18,256      463,954
HSBC Holdings PLC                                                                15,735      254,297
Marks & Spencer Group PLC                                                        26,655      176,045
Old Mutual PLC                                                                   64,500      157,724
Rexam PLC                                                                         9,660       87,593
Royal Bank of Scotland Group PLC                                                 15,657      443,986
Royal Dutch Sell PLC                                                              9,700      320,124
Sainsbury (J) PLC                                                                29,307      144,364
Unilever PLC                                                                     27,390      285,771
Vodafone Group PLC                                                              177,841      462,305
                                                                                         -----------
                                                                                           5,337,180
                                                                                         -----------
TOTAL EQUITIES (Cost $28,035,768)                                                         29,804,309
                                                                                         -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $28,035,763)                                         29,804,309
                                                                                         -----------
AFFILIATED INVESTMENTS--1.3%
Dreyfus Institutional Preferred Plus Money Market Fund(a) (Cost $394,690)       394,690      394,690
                                                                                         -----------

TOTAL INVESTMENTS--97.5% (Cost $28,430,453)                                               30,198,999

OTHER ASSETS, LESS LIABILITIES--2.5%                                                         771,956
                                                                                         -----------
NET ASSETS--100%                                                                         $30,970,955
                                                                                         ===========

Notes to Schedule of Investments:
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $343,511 or 1.1% of net assets.
(a) Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

The fund held the following forward foreign currency exchange contracts at September 30, 2005:

                              Local
                            Principal          Contract             Value at            USD Amount      Unrealized
Contracts to Receive          Amount          Value Date       September 30, 2005       to Deliver        (Loss)
------------------------------------------------------------------------------------------------------------------
British Pound                 13,026            10/4/05              $22,957              23,031         $  (74)
Japanese Yen               1,596,597            10/3/05               14,066              14,127            (61)
                                                                     -------             -------         ------
                                                                     $37,023             $37,158         $ (135)
                                                                     =======             =======         ======

                              Local
                            Principal          Contract             Value at            USD Amount      Unrealized
Contracts to Receive          Amount          Value Date       September 30, 2005       to Deliver         Gain
------------------------------------------------------------------------------------------------------------------
Japanese Yen               1,641,610            10/4/05              $14,462             $14,479            $ 17
                                                                     =======             =======            ====

                                                                  Percentage of
Economic Sector Allocation                                          Net Assets
--------------------------------------------------------------------------------
Basic Industry                                                          0.4%
Basic Materials                                                         6.8
Communications                                                          8.7
Consumer Cyclical                                                      10.3
Consumer Goods                                                          0.4
Consumer Noncyclical                                                   12.9
Diversified                                                             0.7
Energy                                                                  5.9
Financials                                                             24.6
Technology                                                             10.1
Utilities                                                               3.8
Short-term and Net Other Assets                                         3.8
                                                                      -----
                                                                      100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
 Investment in securities, at value (Note 1A) (Note 7)):
  Unaffiliated investments (cost $28,035,763)                                                          $29,804,309
  Affiliated investments (Note 1H) (cost $394,690)                                                         394,690
 Foreign currency, at value (cost $808,952)                                                                784,354
 Receivable for investments sold                                                                           319,806
 Interest and dividends receivable                                                                          61,528
 Receivable from investment advisor (Note 2)                                                                18,111
 Unrealized appreciation on forward currency exchange contracts (Note 6)                                        17
 Prepaid expenses                                                                                           15,285
                                                                                                       -----------
  Total assets                                                                                          31,398,100
Liabilities
 Payable for investments purchased                                                        $ 382,658
 Accrued professional fees                                                                   26,417
 Accrued accounting, custody, administration and transfer agent fees (Note 2)                14,546
 Accrued trustees' fees (Note 2)                                                                681
 Unrealized depreciation on forward currency exchange contracts (Note 6)                        135
 Other accrued expenses and liabilities                                                       2,708
                                                                                          ---------
  Total liabilities                                                                                        427,145
                                                                                                       -----------
Net Assets                                                                                             $30,970,955
                                                                                                       ===========
Net Assets consist of:
 Paid-in capital                                                                                       $28,341,611
 Accumulated net realized gain                                                                             635,520
 Undistributed net investment income                                                                       250,162
 Net unrealized appreciation                                                                             1,743,662
                                                                                                       -----------
Total Net Assets                                                                                       $30,970,955
                                                                                                       ===========
Shares of beneficial interest outstanding                                                                1,389,479
                                                                                                       ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                           $22.29
                                                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                             Statement of Operations
        For the Period November 15, 2004 (commencement of operations) to
                               September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income (net of foreign witholding taxes of $38,795)                                                 $  365,074
 Interest income:
  Unaffiliated issuers                                                                                             1,178
  Affiliated issuers                                                                                              14,931
 Securities lending income (Note 7)                                                                                1,954
                                                                                                              ----------
  Total investment income                                                                                        383,137

Expenses
 Investment advisory fee (Note 2)                                                                $  107,492
 Accounting, custody, administration and transfer agent fees (Note 2)                               108,300
 Registration fees                                                                                   20,276
 Professional fees                                                                                   37,144
 Trustees' fees and expenses (Note 2)                                                                 2,534
 Insurance expense                                                                                    1,835
 Miscellaneous expenses                                                                              13,740
                                                                                                 ----------
  Total expenses                                                                                    291,321

Deduct:
 Waiver of investment advisory fee (Note 2)                                                        (107,492)
 Reimbursement of fund operating expenses (Note 2)                                                  (54,266)
                                                                                                 ----------
  Total expense deductions                                                                         (161,758)
                                                                                                 ----------
   Net expenses                                                                                                  129,563
                                                                                                              ----------
    Net investment income                                                                                        253,574
                                                                                                              ----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
  Investment securities                                                                             635,520
  Foreign currency                                                                                   54,649
                                                                                                 ----------
   Net realized gain                                                                                             690,169
 Change in unrealized appreciation (depreciation) on:
  Investment securities                                                                           1,768,546
  Foreign currency                                                                                  (24,884)
                                                                                                 ----------
   Change in net unrealized appreciation (depreciation)                                                        1,743,662
 Net increase from payments by affiliates (Note 2)                                                                 5,514
                                                                                                              ----------
 Net realized and unrealized gain (loss)                                                                       2,439,345
                                                                                                              ----------
Net Increase in Net Assets from Operations                                                                    $2,692,919
                                                                                                              ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   For the period
                                                                                  November 15, 2004
                                                                                   (commencement of
                                                                                    operations) to
                                                                                  September 30, 2005
                                                                                  ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                               $   253,574
  Net realized gain (loss)                                                                690,169
  Change in net unrealized appreciation (depreciation)                                  1,743,662
  Net increase from payments by affiliates                                                  5,514
                                                                                      -----------
  Net increase in net assets from investment operations                                 2,692,919
                                                                                      -----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                              (58,146)
                                                                                      -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                     28,528,386
  Value of shares issued to shareholders in reinvestment of distributions                  57,745
  Cost of shares redeemed                                                                (249,949)
                                                                                      -----------
  Net increase (decrease) in net assets from Fund share transactions                   28,336,182
                                                                                      -----------
Total Increase (Decrease) in Net Assets                                                30,970,955

Net Assets
  At beginning of period                                                                       --
                                                                                      -----------
  At end of period (including undistributed net investment income of $250,162)        $30,970,955
                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                     For the period
                                                                    November 15, 2004
                                                                    (commencement of
                                                                     operations) to
                                                                   September 30, 2005
                                                                   ------------------
Net Asset Value, Beginning of Period                                    $ 20.00
From Operations:
 Net investment income* (a)                                                0.32
 Net realized and unrealized gains (loss) on investments                   2.02
 Net increase from payments by affiliates (b)                                --(c)
                                                                        -------
Total from operations                                                      2.34
                                                                        -------
Less Distributions to Shareholders:
  From net investment income                                              (0.05)
                                                                        -------
Net Asset Value, End of Period                                          $ 22.29
                                                                        =======
Total Return (d)                                                          11.72%(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                                  0.90%(e)
  Net Investment Income (to average daily net assets)*                     1.76%(e)
  Portfolio Turnover                                                         34%(f)
  Net Assets, End of Period (000's omitted)                             $30,971

-----------
* The investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the net investment income per share and the ratios would have been:

Net investment income per share (a)                                     $  0.12
Ratios (to average daily net assets):
  Expenses                                                                 2.02(e)
  Net Investment Income                                                    0.64(e)

(a)  Calculated based on average shares outstanding.
(b) For the period from November 15, 2004 (commencement of operations) to September 30, 2005, 0.05% of the Fund's total return consists of a vol-untary payment by the advisor to compensate the Fund for a trading error. Excluding this payment, total return would have been 11.67%.
(c)  Amount represents less than one penny.
(d) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(e)  Computed on an annualized basis.
(f)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company World ex-U.S. Value Fund (the "Fund"), which commenced operations on November 15, 2004, is a separate diversified investment series of the Trust.

     The Fund's Board of Trustees approved, effective January 28, 2005, the change in the Fund's name from "The Boston Company International Value Opportunities Fund" to "The Boston Company World ex-U.S. Value Fund."

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International All Country World Index ex-United States Free Index. The Fund may invest up to 35% of its assets in emerging market countries.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price is available, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the Trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Fund to a significant extent.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and is then valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distribution from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for wash sales and realized and unrealized gains or losses on futures.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E.   Foreign currency transactions

     The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F.   Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H.   Affiliated issuers

     Affiliated issuers are other investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.75% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.90% of the Fund's average daily net assets for the period ended September 30, 2005. Pursuant to this agreement, for the period November 15, 2004 (commencement of operations) to September 30, 2005, TBCAM voluntarily waived its investment advisory fee in the amount of $107,492 and reimbursed the Fund for $54,266 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     During the period from November 15, 2004 (commencement of operations) to September 30, 2005, the Fund received $5,514 from TBCAM as reimbursement due to a trading error.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $4,719 for the period November 15, 2004 (commencement of operations) to September 30, 2005.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     The Fund has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Fund. For these services, the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $103,581 during the period November 15, 2004 (commencement of operations) to September 30, 2005.

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 7 for further details.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations for the period November 15, 2004 (commencement of operations) to September 30, 2005, were $33,111,274 and $5,707,962, respectively. For the period November 15, 2004 (commencement of operations) to September 30, 2005, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                             For the period
                                                            November 15, 2004
                                                             (commencement of
                                                             operations) to
                                                           September 30, 2005
                                                           ------------------
Shares sold                                                     1,398,390
Shares issued to shareholders in
  reinvestment of distributions                                     2,813
Shares redeemed                                                   (11,724)
                                                                ---------
Net increase (decrease)                                         1,389,479
                                                                =========

     At September 30, 2005, three shareholders of record held approximately 97% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 7 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period November 15, 2004 (commencement of operations) to September 30, 2005, the Fund did not collect any redemption fees.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of September 30, 2005, were as follows:

         Aggregate Cost                                $28,480,381
                                                       ===========
         Unrealized appreciation                       $ 2,151,074
         Unrealized depreciation                          (432,456)
                                                       -----------
         Net unrealized appreciation (depreciation)    $ 1,718,618
                                                       ===========
         Undistributed ordinary income                 $   935,610

Tax character of distributions paid during the fiscal year ended
September 30, 2005, was as follows:

         Ordinary income                               $    58,146

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following instruments with off-balance sheet risk:

     Forward currency exchange contracts

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities. The Fund held open foreign currency exchange contracts at September 30, 2005. See Schedule of Investments for further details.

     Futures contracts

     The Fund may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Fund did not hold any financial futures contracts.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period November 15, 2004 (commencement of operations) to September 30, 2005 and earned interest on invested collateral of $9,189 of which, $7,235 was rebated to borrowers or paid in fees. At September 30, 2005, the Fund had no open security positions on loan.

(8)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, a facility fee of $97 was allocated to the Fund.

     During the period ended September 30, 2005, the Fund had average borrowings outstanding of $88,333 on a total of six days and incurred $56 of interest expense.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company World ex-U.S. Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company World ex-U.S. Value Fund (the "Fund") at September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period from November 15, 2004 (commencement of operations) through September 30, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                   Number of                           Trustee
                                                                Principal        Portfolios in        Other         Remuneration
Name                                     Term of Office       Occupation(s)       Fund Complex    Directorships     (period ended
Address, and                Position(s)  and Length of         During Past        Overseen by        Held by         September 30,
Date of Birth           Held with Trust  Time Served             5 Years            Trustee          Trustee             2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee     Trustee        Chairman Emeritus, Decision   33              None           $299
c/o Decision Resources, Inc.              since          Resources, Inc. ("DRI")
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453                                        consulting firm); formerly
9/30/40                                                  Chairman of the Board and
                                                         Chief Executive Officer, DRI

Caleb Loring III              Trustee     Trustee        Trustee, Essex Street         33              None           $311
c/o Essex Street Associates               since          Associates (family
P.O. Box 5600                             11/3/1986      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman c/o      Trustee     Trustee        William Joseph Maier,         33              None           $299
Harvard University                        since          Professor of Political
Littaver Center 127                       9/13/1989      Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt P.O. Box       Trustee     Trustee        formerly Trustee, Mertens     33              None           $299
2333 New London, NH 03257                 since          House, Inc. (hospice)
4/11/35                                   11/3/1986

Interested Trustees

Patrick J. Sheppard           Trustee,    Since 2003     President and Chief           33              None             $0
Mellon                     President and                 Operating Officer of The
Institutional Asset       Chief Executive                Boston Company Asset
Management One                Officer                    Management, LLC; formerly
Boston Place                                             Senior Vice President and
Boston, MA 02108                                         Chief Operating Officer,
7/24/65                                                  Mellon Institutional Asset
                                                         Management ("MIAM") and
                                                         Vice President and Chief
                                                         Financial Officer, MIAM

Principal Officers who are Not Trustees

Name                                       Term of Office
Address, and          Position(s)          and Length of      Principal Occupation(s)
Date of Birth         Held with Trust      Time Served        During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Barbara A. McCann     Vice President       Since 2003         Senior Vice President and Head of
Mellon Institutional  and Secretary                           Operations,  Mellon Institutional
Asset Management                                              Asset Management; formerly First Vice
One Boston Place                                              President, Mellon Institutional Asset
Boston, MA 02108                                              Management and Mellon Global Investments
2/20/61

Steven M. Anderson    Vice President       Vice President     Vice President and Mutual Funds Controller,
Mellon Institutional  and Treasurer        since 1999;        Mellon Institutional Asset Management
Asset Management                           Treasurer
One Boston Place                           since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland    Assistant Vice       Since 1996         Vice President and Manager, Mutual Funds
Mellon Institutional  President                               Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren      Assistant Vice       Since 2001         Assistant Vice President and Manager,
Mellon Institutional  President                               Shareholder Services, Mellon Institutional Asset
Asset Management                                              Management; formerly Shareholder Representative,
One Boston Place                                              Standish Mellon Asset Management Company LLC
Boston, MA 02108
1/19/71

Mary T. Lomasney      Chief                Since 2005         First Vice President, Mellon Institutional Asset
Mellon Institutional  Compliance                              Management and Chief Compliance Officer,
Asset Management      Officer                                 Mellon Funds Distributor; formerly Director,
One Boston Place                                              Blackrock, Inc., Senior Vice President, State Street
Boston, MA 02108                                              Research & Management Company ("SSRM"), Vice President,
4/8/57                                                        SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                [Logo] Mellon
                       --------------------------------
                       Mellon Institutional Funds

                       One Boston Place
                       Boston, MA 02108-4408
                       800.221.4795
                       www.melloninstitutionalfunds.com


                                                                   6612AR0905

                                                      [LOGO]  Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds





Annual Report                     The Boston Company
                                  Small/Mid Cap Growth Fund
--------------------------------------------------------------------------------

Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO]  Mellon
--------------------------
Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth. We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------

Patrick J. Sheppard
President and CEO
Mellon Institutional Funds

                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

In our commentary last year, terrorism and the upcoming elections were the focus of our discussion. Now, energy prices, inflation fears, and interest rates are at the forefront of investor concerns. However, despite these economic fears, the equity markets continued to post healthy returns. Small-cap stocks continued to perform well and outpaced their large-cap counterparts, buoyed by strong profit growth and relatively low interest rates. Overall, the equity markets sustained their strong positive momentum despite the devastation of the two gulf coast hurricanes. While we don't see these events derailing the recent U.S. economic strength, they could lead to slightly lower growth.

For the 12 months ended September 30, 2005, The Boston Company Small-Mid Cap Growth Fund had a total return of 22.91% versus 17.97% for the Russell 2000 Growth Index and 21.01% for the Russell 2500 Growth Index. The Fund has maintained strong relative performance during the past year as portfolio holdings have participated in much of the market's gains, while maintaining an overall risk averse profile. This is evidenced by the Fund's lower relative decline during the only negative quarter over the last 12 months. During the first quarter decline, the Fund declined approximately half as much as the -6.83% for the Russell 2000 Growth Index.

Broad sector performance within the Russell 2000 Growth Index was solid during the year. For the first time since the fourth quarter of 2003, growth issues within the Russell 2000 marginally outperformed value issues on a trailing 12-month basis, gaining 17.97% versus value's gain of 17.75%. In addition, this is the tightest 12-month performance margin between the two small-cap styles since the first quarter of 1987.

We continue to believe the longer-term trend within small-cap equities is movement away from the lower quality companies. However, factors that have supported the broader small-cap market have not weakened as expected, as the sector continues to generate profit growth that has outpaced large-caps for most of the past five years. We believe small-caps will continue to outperform large-caps through the end of 2005.

Relative to the indices, the portfolio benefited from its exposure to the energy, endustrials, and consumer staples sectors. In the financial services sector, the Fund remains underweighted relative to its benchmark, reflecting our concern that the rising interest rate environment would impact the sector's strongest sources of growth over the past few years: mortgages and re-financings. Within consumer discretionary, we maintained our underweight because we believe that consumer spending that had been largely fueled by the meteoric rise in property values with historically low interest rates is past. Our technology investments remain exposed to areas such as semiconductors, electronic equipment, and software and services.

In healthcare, we are underweight the biotechnology sector and remain focused on companies whose earnings stand best positioned to benefit from a variety of opportunities. The energy sector has now become the focal point of inflation fears. Oil and gas prices hit new highs during the quarter before settling down slightly, once again driving fears of profit erosion and inflation. We continue to be marginally overweighted in the energy sector, but remain sensitive to shifts in the energy markets. Even if shifts within the tight supply-demand relationship occur, we feel that given the current high commodity prices, companies within the energy sector should continue to show strong earnings and cash flows through 2005.

/s/ B. Randall Watts                                          /s/ Todd Wakefield
--------------------                                          ------------------

B. Randall Watts                                              Todd Wakefield

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company Small/Mid CapGrowth Fund with the Russell 2500 Growth Index and the Russell 2000
                                  Growth Index
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS LINE CHART IN THE PRINTED MATERIAL]

                                 TBC
PERIOD                Small/Mid Cap Growth Fund            Russell 2500 Growth Index *        Russell 2000 Growth Index *
 9/30/95                       100,000                              100,000                         100,000
12/31/95                       102,800                              101,746                         101,478
 3/31/96                       109,588                              108,865                         107,307
 6/30/96                       120,839                              114,428                         113,578
 9/30/96                       117,236                              115,998                         112,609
12/31/96                       120,651                              117,080                         112,907
 3/31/97                       105,774                              107,711                         101,065
 6/30/97                       127,849                              125,218                         118,807
 9/30/97                       154,339                              146,049                         138,908
12/31/97                       138,936                              134,356                         127,524
 3/31/98                       157,484                              149,331                         142,675
 6/30/98                       146,447                              142,046                         134,481
 9/30/98                       112,366                              110,503                         104,411
12/31/98                       141,317                              138,520                         129,091
 3/31/99                       150,918                              137,062                         126,923
 6/30/99                       165,365                              160,095                         145,638
 9/30/99                       161,827                              154,540                         138,477
12/31/99                       253,105                              215,373                         184,720
 3/31/00                       311,508                              247,997                         201,867
 6/30/00                       282,907                              230,862                         186,985
 9/30/00                       271,290                              224,075                         179,557
12/31/00                       204,314                              180,719                         143,289
 3/31/01                       160,927                              144,728                         121,504
 6/30/01                       191,511                              175,506                         143,343
 9/30/01                       144,923                              127,988                         103,091
12/31/01                       172,663                              161,140                         130,066
 3/31/02                       171,596                              156,384                         127,517
 6/30/02                       152,569                              130,375                         107,503
 9/30/02                       126,430                              105,520                         84,369
12/31/02                       132,484                              114,257                         90,705
 3/31/03                       126,616                              110,600                         87,188
 6/30/03                       150,979                              135,728                         108,242
 9/30/03                       168,762                              149,260                         119,572
12/31/03                       193,658                              167,175                         134,737
 3/31/04                       209,130                              176,377                         142,257
 6/30/04                       208,596                              176,614                         142,389
 9/30/04                       200,238                              166,713                         133,831
12/31/04                       228,513                              191,566                         154,013
 3/31/05                       220,155                              183,277                         143,501
 6/30/05                       229,225                              189,798                         148,493
 9/30/05                       246,119                              201,738                         157,874

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
================================================================================
                                                                         Since
                                                                       Inception
        1 Year         3 Years         5 Years         10 Years       1/1/1988**
--------------------------------------------------------------------------------
Fund    22.91%          24.86%         (1.93)%            9.42%       13.57%

*   Source: Lipper Inc.
** Combines the performance of the Fund beginning September 1, 1990 and its predecessor, the Small Cap Equity Limited Partnership, from
    January 1, 1988 to that date.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemp-tion of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                             Expenses Paid
                                                     Beginning                        Ending                  During Period+
                                                   Account Value                   Account Value             April 1, 2005 to
                                                    April 1, 2005               September 30, 2005         September 30, 2005
------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                      $1,117.90                   $5.31
Hypothetical (5% return
  per year before expenses)                             $1,000.00                      $1,020.05                   $5.06

+ Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Percentage of
Top Ten Holdings*                                              Sector                     Investments
------------------------------------------------------------------------------------------------------
Ingram Micro Inc., Class A                                     Information Technology          2.1%
Fisher Scientific International                                Health Care                     1.9
Matria Healthcare, Inc.                                        Health Care                     1.8
Respironics, Inc.                                              Health Care                     1.7
Covance, Inc.                                                  Health Care                     1.7
Consol Energy, Inc.                                            Energy                          1.6
Lions Gate Entertainment Corp.                                 Consumer Discretionary          1.6
Crescent Real Estate Equities Co. REIT                         Financial                       1.6
Penn Virginia Corp.                                            Energy                          1.5
Performance Food Group Co.                                     Consumer Staples                1.4
                                                                                            ------
                                                                                              16.9%

* Excluding short-term investments and investment of cash collateral.

                                                          Percentage of
Economic Sector Allocation                                 Net Assets
------------------------------------------------------------------------
Basic Materials                                               3.1%
Consumer Discretionary                                       14.1
Consumer Staples                                              3.9
Energy                                                       10.4
Financials                                                    7.8
Health Care                                                  21.3
Industrials                                                  16.2
Information Technology                                       17.9
Utilities                                                     2.3
Short-term and Other Assets                                   3.0
                                                           ------
                                                            100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                  Value
Security                                                                                            Shares      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--101.4%

EQUITIES--97.0%
Basic Materials--3.1%
Airgas, Inc.                                                                                         5,100     $  151,113
Cambrex Corp.                                                                                        4,100         77,736
Cleveland-Cliffs, Inc.                                                                               2,100        182,931
Sigma-Aldrich Corp.                                                                                  3,200        204,992
                                                                                                               ----------
                                                                                                                  616,772
                                                                                                               ----------

Consumer Discretionary--14.1%
California Pizza Kitchen, Inc. (a)                                                                   2,490         72,808
Casual Male Retail Group, Inc. (a)                                                                  10,000         68,800
Central Garden & Pet Co. (a)                                                                         1,340         60,635
DreamWorks Animation SKG (a)                                                                         3,800        105,108
Eddie Bauer Holdings, Inc. (a)                                                                       7,200        174,600
Education Management Corp. (a)                                                                       6,600        212,784
Emmis Communications Corp. (a) (b)                                                                  11,200        247,408
International Speedway Corp., Class A Shares                                                         3,400        178,398
Jarden Corp. (a)                                                                                     2,405         98,773
Lions Gate Entertainment Corp. (a) (b)                                                              31,400        299,556
Marvel Entertainment, Inc. (a)                                                                       9,600        171,552
Outback Steakhouse, Inc.                                                                             2,500         91,500
Papa John's International, Inc. (a)                                                                  3,790        189,955
Polo Ralph Lauren Corp.                                                                              5,100        256,530
Thor Industries, Inc.                                                                                3,070        104,380
Tractor Supply Co. (a)                                                                               4,380        199,947
Wabtec Corp.                                                                                         3,820        104,210
Williams-Sonoma, Inc. (a)                                                                            3,900        149,565
                                                                                                               ----------
                                                                                                                2,786,509
                                                                                                               ----------

Consumer Staples--3.9%
Church & Dwight Co., Inc.                                                                            5,500        203,170
Herbalife Ltd                                                                                        5,400        162,756
Nu Skin Enterprises, Inc.                                                                            4,600         87,630
Performance Food Group Co. (a)                                                                       8,590        271,100
Playtex Products, Inc. (a)                                                                           3,600         39,600
                                                                                                               ----------
                                                                                                                  764,256
                                                                                                               ----------

Energy--10.4%
Consol Energy, Inc.                                                                                  4,080        311,182
ENSCO International, Inc.                                                                            2,100         97,839
FMC Technologies, Inc. (a)                                                                           6,100        256,871
Global Industries, Ltd. (a)                                                                          7,100        104,654
Hydril Co. (a)                                                                                       1,500        102,960


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                         Value
Security                                                Shares         (Note 1A)
--------------------------------------------------------------------------------
Energy (continued)
Oceaneering International, Inc. (a)                      1,950     $  104,150
Oil States International, Inc. (a)                       6,080        220,765
Peabody Energy Corp.                                     2,600        219,310
Penn Virginia Corp.                                      5,040        290,858
Quicksilver Resources, Inc. (a)                          2,200        105,138
Tidewater, Inc.                                          4,900        238,483
                                                                   ----------
                                                                    2,052,210
                                                                   ----------

Financials--7.8%
Affiliated Managers Group (a)                            2,050        148,461
Cathay General BanCorp.                                  2,900        102,834
City National Corp., Class A                             2,080        145,787
Crescent Real Estate Equities Co. REIT                  14,600        299,446
Cullen/Frost Bankers, Inc.                               3,200        157,888
First Community Bancorp, Inc., Class A                   2,100        100,443
First Midwest Bancorp, Inc.                              5,350        199,234
Mercantile Bankshares Corp.                              2,700        145,476
National Financial Partners Corp.                        2,200         99,308
The Colonial BancGroup, Inc.                             6,300        141,120
                                                                   ----------
                                                                    1,539,997
                                                                   ----------

Health Care--21.3%
American Medical Systems Holdings, Inc. (a)              5,100        102,765
Applera Corp.-Celera Genomics Group (a)                  6,600         80,058
Community Health Systems, Inc. (a)                       3,900        151,359
Cooper Cos, Inc.                                         2,620        200,718
Covance, Inc. (a)                                        6,900        331,131
Coventry Health Care, Inc. (a)                           1,200        103,224
Cytyc Corp. (a)                                          6,100        163,785
Fisher Scientific International (b)                      5,800        359,890
Human Genome Sciences, Inc. (a)                          6,400         86,976
InterMune, Inc. (a)                                      5,700         94,335
Laboratory Corp. of America Holdings (a)                 3,900        189,969
Lifepoint Hospitals, Inc. (a)                            2,900        126,817
Matria Healthcare, Inc. (a)                              8,910        336,353
Medarex, Inc. (a)                                        9,000         85,680
Neurocrine Biosciences Inc (a)                           1,800         88,542
Omnicare, Inc.                                           3,600        202,428
PerkinElmer, Inc.                                        9,900        201,663
Protein Design Labs, Inc. (a)                            5,100        142,800
Respironics, Inc. (a)                                    7,900        333,222
Sybron Dental Specialties, Inc. (a)                      4,900        203,742
Triad Hospitals (a)                                      2,300        104,121


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                        Value
Security                                                Shares        (Note 1A)
--------------------------------------------------------------------------------
Health Care (continued)
VCA Antech, Inc. (a)                                     7,600     $  193,952
Vertex Pharmaceuticals, Inc. (a)                         4,700        105,045
Waters Corp. (a)                                         3,200        133,120
ZymoGenetics, Inc. (a)                                   4,100         67,650
                                                                   ----------
                                                                    4,189,345
                                                                   ----------

Industrials--16.2%
Bucyrus International, Inc., Class A                     4,900        240,737
Evergreen Solar, Inc. (a)                               10,700         99,831
FTI Consulting Inc. (a)                                  9,500        239,970
Global Cash Access, Inc. (a)                             3,960         55,836
Huron Consulting Group Inc. (a)                          6,800        182,376
Jack Henry & Associates, Inc.                            7,600        147,440
Kennametal, Inc.                                         4,320        211,853
Landstar System                                          2,940        117,688
LECG Corp. (a)                                          11,400        262,200
Mercury Computer Systems, Inc. (a)                       3,700         97,125
MSC Industrial Direct Co., Inc.                          5,810        192,718
Navigant Consulting, Inc. (a)                            7,300        139,868
Pacer International, Inc.                                7,900        208,244
Stericycle Inc. (a)                                      2,400        137,160
Stewart & Stevenson Services, Inc.                       4,000         95,400
UTI Worldwide, Inc.                                      2,700        209,790
Valmont Industries, Inc.                                 4,000        117,440
Washington Group International, Inc. (a)                 1,900        102,391
Waste Connections Inc. (a) (b)                           5,450        191,186
Watson Wyatt & Co Holdings                               5,300        142,835
                                                                   ----------
                                                                    3,192,088
                                                                   ----------

Information Technology--17.9%
Akamai Technologies, Inc. (a)                           15,600        248,820
Anteon International Corp. (a)                           2,280         97,493
BEA Systems, Inc. (a)                                   17,500        157,150
CDW Corp.                                                3,200        188,544
Cypress Semiconductor Corp. (a)                         12,700        191,135
Eclipsys Corp. (a)                                       2,900         51,736
F5 Networks Inc. (a)                                     3,250        141,278
Filenet Corp. (a)                                        7,100        198,090
Informatica Corp. (a)                                    8,400        100,968
Ingram Micro Inc., Class A (a)                          21,300        394,902
Internet Security Systems (a)                            4,300        103,243
Jamdat Mobile, Inc. (a)                                  6,200        130,200
Lam Research Corp. (a)                                   6,800        207,196


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                     Value
Security                                                                              Shares       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------
Information Technology (continued)
ManTech International Corp., Class A (a)                                                3,620  $    95,604
Marchex, Inc. (a)(b)                                                                    5,900       97,704
Mcafee, Inc. (a)                                                                        6,340      199,203
Novellus Systems, Inc. (a)                                                              7,800      195,624
SafeNet, Inc. (a)                                                                       3,100      112,561
SS&C Technologies, Inc.                                                                 5,400      197,856
Varian Semiconductor Equipment Associates, Inc. (a)                                     1,960       83,045
Verisign, Inc. (a)                                                                      8,900      190,193
WebEx Communications, Inc. (a)                                                          5,100      125,001
WebMD Health Corp., Class A Shares (a)                                                    420       10,353
                                                                                               -----------
                                                                                                 3,517,899
                                                                                               -----------

Utilities--2.3%
AGL Resources, Inc.                                                                     3,900      144,729
Atmos Energy Corp.                                                                      7,000      197,750
ITC Holdings Corp.                                                                      3,680      106,644
                                                                                               -----------
                                                                                                   449,123
                                                                                               -----------
TOTAL EQUITIES (Cost $16,116,881)                                                              $19,108,199
                                                                                               -----------

SHORT-TERM INVESTMENTS--0.2%                                  Rate      Maturity    Par Value
                                                              -----    ---------    ---------
U.S. Government--0.2%

U.S. Treasury Bill (c) (Cost $44,689)                         3.320%   12/15/2005    $ 45,000       44,705
                                                                                               -----------

INVESTMENT OF CASH COLLATERAL--4.2%                                                   Shares
                                                                                     --------
BlackRock Cash Strategies L.L.C (Cost $826,460)                3.93%                  826,460      826,460
                                                                                               -----------
TOTAL UNAFFILIATED INVESTMENTS  (Cost $16,988,030)                                              19,979,364
                                                                                               -----------

AFFILIATED INVESTMENTS--2.9%

Dreyfus Institutional Preferred Plus Money Market Fund (d)
   (Cost $571,094)                                             3.73%                 571,094       571,094
                                                                                               -----------
TOTAL INVESTMENTS--104.3% (Cost $17,559,124)                                                    20,550,458

LIABILITIES IN EXCESS OF OTHER ASSETS--(4.3%)                                                    (841,294)
                                                                                               -----------

NET ASSETS--100%                                                                               $19,709,164
                                                                                               ===========

Notes to Schedule of Investments:

REIT--Real Estate Investment Trust
(a) Non-income producing security.
(b) Security, or a portion of thereof, was on loan at 9/30/05.
(c) Rate noted is yield to maturity.
(d) Affiliated institutional money market fund.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $791,796 (Note 7)):
     Unaffiliated investments (cost $16,988,030)                                                                   $19,979,364
     Affiliated investments (Note 1F) (cost $571,094)                                                                  571,094
  Interest and dividends receivable                                                                                      6,744
  Receivable for investments sold                                                                                      518,540
   Prepaid expenses                                                                                                     14,396
                                                                                                                   -----------
     Total assets                                                                                                   21,090,138

Liabilities
  Collateral for securities on loan (Note 7)                                                   $826,460
  Payable for investments purchased                                                             492,579
  Payable for Fund shares redeemed                                                               22,500
  Accrued accounting, custody, administration and transfer agent fees (Note 2)                    7,358
  Accrued professional fees                                                                      29,750
  Accrued trustees' fees (Note 2)                                                                 1,340
  Other accrued expenses and liabilities                                                            987
                                                                                               --------
     Total liabilities                                                                                               1,380,974
                                                                                                                   -----------
Net Assets                                                                                                         $19,709,164
                                                                                                                   ===========
Net Assets consist of:
  Paid-in capital                                                                                                  $19,025,554
  Accumulated net realized loss                                                                                     (2,313,723)
  Undistributed net investment income                                                                                    5,999
  Net unrealized appreciation                                                                                        2,991,334
                                                                                                                   -----------
Total Net Assets                                                                                                   $19,709,164
                                                                                                                   ===========
Shares of beneficial interest outstanding                                                                            1,424,249
                                                                                                                   ===========
Net Asset Value, offering and redemption price per share
    (Net Assets/Shares outstanding)                                                                                $     13.84
                                                                                                                   ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign witholding taxes of $141)                                             $    92,992
  Interest income:
     Unaffiliated issuers                                                                                     1,517
     Affiliated issuers                                                                                      25,785
  Securities lending income (Note 7)                                                                         15,340
                                                                                                        -----------
     Total investment income                                                                                135,634

Expenses
  Investment advisory fee (Note 2)                                                   $  120,046
  Accounting, custody, administration and transfer agent fees (Note 2)                   74,030
  Registration fees                                                                      16,500
  Professional fees                                                                      47,394
  Trustees' fees and expenses (Note 2)                                                    5,137
  Insurance expense                                                                       3,400
  Miscellaneous expenses                                                                  9,950
                                                                                     ----------
     Total expenses                                                                     276,457

Deduct:
  Waiver of investment advisory fee (Note 2)                                            (75,949)
                                                                                     ----------
     Net Expenses                                                                                           200,508
                                                                                                        -----------
       Net investment (loss)                                                                                (64,874)
                                                                                                        -----------

Realized and Unrealized Gain (Loss)
     Net realized gain (loss) on:
     Investment securities                                                            3,026,368
     Futures contracts                                                                  131,692
                                                                                     ----------
       Net realized gain                                                                                  3,158,060
Change in unrealized appreciation (depreciation) on:
  Investment securities                                                                 855,961
  Futures contracts                                                                      (7,366)
                                                                                     ----------
  Net change in net unrealized appreciation (depreciation)                                                  848,595
                                                                                                        -----------
     Net realized and unrealized gain (loss) on investments                                               4,006,655
                                                                                                        -----------
Net Increase in Net Assets from Operations                                                              $ 3,941,781
                                                                                                        ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     For the               For the
                                                                                   Year Ended            Year Ended
                                                                               September 30, 2005    September 30, 2004
                                                                               ------------------    ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                     $   (64,874)         $  (145,163)
  Net realized gain (loss)                                                           3,158,060            4,785,352
  Change in net unrealized appreciation (depreciation)                                 848,595             (515,620)
                                                                                   -----------          -----------
  Net increase (decrease) in net assets from investment operations                   3,941,781            4,124,569
                                                                                   -----------          -----------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                     400,565              302,435
  Cost of shares redeemed                                                           (3,854,864)          (7,057,508)
                                                                                   -----------          -----------
  Net increase (decrease) in net assets from Fund share transactions                (3,454,299)          (6,755,073)
                                                                                   -----------          -----------
Total Increase (Decrease) in Net Assets                                                487,482           (2,630,504)

Net Assets
  At beginning of period                                                            19,221,682           21,852,186
                                                                                   -----------          -----------
  At end of period [including undistributed
     net investment income (loss) of $5,999 and ($383)]                            $19,709,164          $19,221,682
                                                                                   ===========          ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                  Year Ended September 30,
                                                                -----------------------------------------------------------
                                                                  2005        2004        2003          2002        2001(a)
                                                                -------     -------     -------       -------       -------
Net Asset Value, Beginning of Period                            $ 11.26     $  9.48     $  7.10       $  8.15       $230.48
                                                                -------     -------     -------       -------       -------

From Operations:
  Net investment income/(loss)* (b)                               (0.04)      (0.08)      (0.01)        (0.02)        (0.07)
  Net realized and unrealized gain (loss) on investments           2.62        1.86(c)     2.39(c)      (1.03)(c)    (54.83)(c)
                                                                -------     -------     -------       -------       -------
Total from operations                                              2.58        1.78        2.38         (1.05)       (54.90)
                                                                -------     -------     -------       -------       -------

Less Distributions to Shareholders:
  From net investment income                                         --          --       (0.00)(d)        --            --
  From net realized gains on investments                             --          --          --            --       (167.43)
                                                                -------     -------     -------       -------       -------
Total distributions to shareholders                                  --          --       (0.00)           --       (167.43)
                                                                -------     -------     -------       -------       -------
Net Asset Value, End of Period                                  $ 13.84     $ 11.26     $  9.48       $  7.10       $  8.15
                                                                =======     =======     =======       =======       =======
Total Return (e)                                                  22.91%      18.78%      33.54%       (12.88)%      (46.58)%

Ratios/Supplemental data:
  Expenses (to average daily net assets)*                          1.00%       0.98%       0.74%         0.74%         0.74%
  Net Investment Income/(Loss) (to average daily net assets)*     (0.32)%     (0.69)%     (0.17)%       (0.24)%       (0.33)%
  Portfolio Turnover                                                167%        157%        252%          248%          136%
  Net Assets, End of Period (000's omitted)                     $19,709     $19,222     $21,852       $18,861       $17,073

----------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the net investment income (loss) per share and the ratios would have been:

  Net investment income (loss) per share (b)                    $ (0.09)    $ (0.12)    $ (0.07)      $ (0.08)      $ (0.14)
Ratios (to average daily net assets):
  Expenses                                                         1.38%       1.33%       1.40%         1.46%         1.08%
  Net Investment Income/(Loss)                                    (0.70)%     (1.04)%     (0.83)%       (0.96)%       (0.67)%

(a) Amounts were adjusted to reflect a 1:3 reverse split effective December 14, 2000.
(b)  Calculated using the average shares outstanding.
(c) Amounts include litigation proceeds received by the Fund of $0.03 for the year ended September 30, 2004, $0.01 for the year ended September 30, 2003 relating to securities litigation, $0.15 for the year ended September 30, 2002 relating to the settlement of multiple class action lawsuits and $0.14 for the year ended September 30, 2001 relating to NASDAQ class action suit recovery.
(d)  Calculates to less than $0.01 per share.
(e)  Total return would have been lower in the absence of expense waivers.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small/Mid Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund's Board of Trustees approved, effective September 1, 2005, the change in the Fund's name from "The Boston Company Small Capitalization Equity Fund" to "The Boston Company Small/Mid Cap Growth Fund".

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies with total market capitalizations equal to or less than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price is available, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, excise tax regulations and capital loss carryovers.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.60% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the period ended September 30, 2005. Pursuant to this agreement, for the period ended September 30, 2005,TBCAM voluntarily waived a portion of its investment advisory fee in the amount of $75,949. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $8,893 during the period ended September 30, 2005.

     The Fund has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $65,137 during the period ended September 30, 2005.

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement, Mellon Bank received $6,564, for the period ended September 30, 2005. See Note 7 for further details.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations for the period ended September 30, 2005, were $31,873,585 and $34,729,102, respectively. For the period ended September 30, 2005, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                     For the               For the
                                                                   Year Ended            Year Ended
                                                                September 30, 2005   September 30, 2004
                                                                ------------------   ------------------
     Shares sold                                                        30,650                26,941
     Shares redeemed                                                  (312,833)             (624,714)
                                                                   -----------           -----------
     Net increase (decrease)                                          (282,183)             (597,773)
                                                                   ===========           ===========

     At September 30, 2005, two shareholders of record held approximately 76% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received no redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends.

     The tax basis components of distributable earnings and the federal tax cost as of September 30, 2005, were as follows:

     Unrealized appreciation                                                    $  3,170,660
     Unrealized depreciation                                                        (190,962)
                                                                                ------------
     Net unrealized appreciation/depreciation                                      2,979,698
     Undistributed ordinary income                                                     5,999
     Capital loss carry-forward                                                   (2,299,535)
                                                                                ------------
     Total distributable earnings                                               $    686,162
                                                                                ============
     Cost for federal income tax purposes                                       $ 17,570,760

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     At September 30, 2005, the Fund, for federal income tax purposes, has capital loss carryovers which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are as follows:

                              Capital Loss
                               Carry Over                   Expiration Date
                              ------------                  ---------------
                               $1,558,449                      9/30/2010
                                 $741,086                      9/30/2011

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Fund did not enter into option transactions during the period ended September 30, 2005.

     Futures contracts

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Fund did not hold futures contracts.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $38,477 of which, $23,137 was rebated to borrowers or paid in fees. At September 30, 2005, the Fund had securities valued at $791,796 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     The Fund, and other funds in the Trust and sub-trusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, a facility fee of $475 was allocated to the Fund.

     During the period ended September 30, 2005, the Fund did not use the line of credit.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company Small/Mid Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small/Mid Cap Growth Fund formerly The Boston Company Small Capitalization Equity Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                         Number of                       Trustee
                                                                 Principal             Portfolios in      Other       Remuneration
Name                                     Term of Office         Occupation(s)          Fund Complex   Directorships  (period ended
Address, and              Position(s)    and Length of           During Past            Overseen by      Held by     September 30,
Date of Birth           Held with Trust   Time Served              5 Years                Trustee        Trustee          2005)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming          Trustee       Trustee since   Chairman Emeritus, Decision        33             None           $299
c/o Decision                             11/3/1986       Resources, Inc. ("DRI")
Resources, Inc.                                          (biotechnology research and
260 Charles Street                                       consulting firm); formerly
Waltham, MA 02453                                        Chairman of the Board and
9/30/40                                                  Chief Executive Officer, DRI

Caleb Loring III           Trustee       Trustee since   Trustee, Essex Street              33             None           $311
c/o Essex Street                         11/3/1986       Associates (family
Associates                                               investment trust office)
P.O. Box 5600
Beverly, MA 01915
11/14/43

Benjamin M. Friedman       Trustee       Trustee since   William Joseph Maier,              33             None           $299
c/o Harvard University                   9/13/1989       Professor of Political
Littaver Center 127                                      Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt             Trustee       Trustee since   formerly Trustee, Mertens          33             None           $299
P.O. Box 2333                            11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard     Trustee,         Since 2003      President and Chief                33             None             $0
Mellon Institutional    President and                    Operating Officer of The
Asset Management        Chief Executive                  Boston Company Asset
One Boston Place        Officer                          Management, LLC; formerly
Boston, MA 02108                                         Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Institutional Asset
                                                         Management ("MIAM") and
                                                         Vice President and Chief
                                                         Financial Officer, MIAM

Principal Officers who are Not Trustees

Name                                           Term of Office
Address, and              Position(s)           and Length of                  Principal Occupation(s)
Date of Birth           Held with Trust          Time Served                     During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Barbara A. McCann       Vice President          Since 2003          Senior Vice President and Head of Operations,
Mellon Institutional    and Secretary                               Mellon Institutional Asset Management; formerly
Asset Management                                                    First Vice President, Mellon Institutional
One Boston Place                                                    Asset Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson      Vice President          Vice President      Vice President and Mutual Funds Controller,
Mellon Institutional    and Treasurer           since 1999;         Mellon Institutional Asset Management
Asset Management                                Treasurer
One Boston Place                                since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland      Assistant Vice          Since 1996          Vice President and Manager, Mutual Funds
Mellon Institutional      President                                 Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren        Assistant Vice          Since 2001          Assistant Vice President and Manager,
Mellon Institutional      President                                 Shareholder Services, Mellon Institutional Asset
Asset Management                                                    Management; formerly Shareholder Representative,
One Boston Place                                                    Standish Mellon Asset Management Company LLC
Boston, MA 02108
1/19/71

Mary T. Lomasney            Chief               Since 2005          First Vice President, Mellon Institutional Asset
Mellon Institutional     Compliance                                 Management and Chief Compliance Officer,
Asset Management           Officer                                  Mellon Funds Distributor; formerly Director,
One Boston Place                                                    Blackrock, Inc., Senior Vice President, State
Boston, MA 02108                                                    Street Research & Management Company ("SSRM"),
4/8/57                                                              Vice President, SSRM

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

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] Mellon
       -------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com


                                                                   6928AR0905

                                             [LOGO] Mellon
                                                    --------------------------
                                                    Mellon Institutional Funds


Annual Report                     The Boston Company
                                  Large Cap Core Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard
President and CEO
Mellon Institutional Funds

                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

Despite global challenges and overall weakness in domestic manufacturing, the less cyclical US economic signs remain strong. Financial markets have absorbed the rise in energy costs rather well, notwithstanding the intermittent supply shocks we have experienced. Much of the focus has been on the tightening pace of the Federal Reserve, as the recent year ending 9/30/05 captured 7 of the 10 consecutive rate increases. Low nominal inflation is oddly in tandem with low real bond yields, implying that there is an abundance of savings globally.

For the 12 months ending September 30, 2005, The Boston Company Large Cap Core Fund had a total return of 13.37%. This put the Large Cap Core Fund ahead of the S&P 500 at 12.25%. The annual return was distributed more favorably across the large capitalization spectrum of equities than it has been in the recent three years.

While small and mid-cap companies have not conceded entirely their 5-year run of equity market leadership, we believe that 2006 will be a more expensive operating environment for businesses. From an absolute return perspective, the energy and utilities sectors led the market, while both information technology and consumer staples also showed significant strength. Our portfolio stock selection was overwhelmingly positive, contributing over 95% of our out performance versus the S&P 500 index.

Regardless of the direction of the economy or the markets, the disciplined investment approach used to manage the Fund has not varied. Our focus is on finding undervalued companies with improving business momentum. The process begins with a computerized ranking of approximately 1000 large and liquid stocks. The computer modeling identifies those companies that have the most attractive combination of low valuations and business strength. Using this list of ranked candidates, the analysts conduct further research to identify those companies in the best position to maintain their business momentum. The process allows the Fund's holdings to have what we believe to be an attractive combination of better than average business strength and better than average valuations. The strategy does not guarantee superior performance, but we believe that over time our stock selection will be successful.

Although there is no precise measurement of duration for the mid-cycle slowdown that we are experiencing, we acknowledge that the post-2002 bull market is coming up on its third anniversary- which is an average cycle for a bull market. The economy has been resilient, due to the stimulus within the housing sector, steady job growth and low inflation. Our outlook is keenly aware of the trend in rising interest rates and the impact of higher fuel costs on both consumers and businesses because we understand that these higher input costs

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

will eventually become a drag on expansion. Equities remain attractive despite the continued moderation of corporate profit growth. In addition, consumer goods prices are more affected by currency and global competitive forces, and despite the rampant run-up in energy prices, global inflation is trending lower and slowing demand will keep a lid on goods prices. Against this backdrop we will seek to find opportunities in the larger, more globally diversified businesses that produce healthy earnings and consistent cash flow, with a preference for companies that are returning value to shareholders through dividends and share repurchases. Thank you for your continued support.

   /s/ Martin Stephan                       /s/ Sean Fitzgibbon
   ------------------                       -------------------
   Martin Stephan                           Sean Fitzgibbon

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company Large Cap Core Fund and the Standard & Poor's 500 Composite Stock Price Index
--------------------------------------------------------------------------------

[The data in this line chart is a representation of the printed material]

                                            Standard & Poor's 500
                           TBC                 Composite Stock
 PERIOD            Large Cap Core Fund          Price Index *
9/30/95                  100,000                   100,000
12/31/95                 103,899                   106,016
3/31/96                  111,002                   111,705
6/30/96                  113,983                   116,712
9/30/96                  119,636                   120,321
12/31/96                 131,787                   130,341
3/31/97                  133,334                   133,843
6/30/97                  156,827                   157,188
9/30/97                  178,081                   168,960
12/31/97                 179,586                   173,811
3/31/98                  202,286                   198,039
6/30/98                  198,513                   204,614
9/30/98                  161,470                   184,307
12/31/98                 192,528                   223,519
3/31/99                  179,084                   234,651
6/30/99                  193,449                   251,160
9/30/99                  181,314                   235,517
12/31/99                 192,192                   270,532
3/31/00                  202,600                   276,728
6/30/00                  199,261                   269,378
9/30/00                  211,265                   266,767
12/31/00                 228,249                   245,909
3/31/01                  215,944                   216,773
6/30/01                  219,906                   229,450
9/30/01                  196,088                   195,785
12/31/01                 209,692                   216,704
3/31/02                  214,432                   217,302
6/30/02                  195,172                   188,206
9/30/02                  161,388                   155,710
12/31/02                 172,948                   168,829
3/31/03                  166,229                   163,512
6/30/03                  192,419                   188,670
9/30/03                  196,483                   193,662
12/31/03                 220,033                   217,228
3/31/04                  224,622                   220,904
6/30/04                  225,633                   224,704
9/30/04                  222,477                   220,502
12/31/04                 244,254                   240,849
3/31/05                  241,144                   235,677
6/30/05                  243,296                   238,901
9/30/05                  252,153                   247,510

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
--------------------------------------------------------------------------------

               1 Year         3 Years         5 Years       10 Years    Since Inception
                                                                           1/3/1991
---------------------------------------------------------------------------------------
Fund           13.34%          16.04%          3.60%          9.69%        12.49%

* Source: Lipper Inc.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                  Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                        Expenses Paid
                                                       Beginning                Ending                  During Period+
                                                       Account                  Account Value           April 1, 2005
                                                       Value April 1, 2005      September 30, 2005      to September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                      $1,045.70                $4.36(1)
Hypothetical (5% return
  per year before expenses)                             $1,000.00                      $1,020.81                $4.31(1)

--------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(1) The example reflects both the expenses of the Fund and the master portfolio in which the Fund invests all of its assets.

                  Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                         Percentage of
Top Ten Holdings*            Sector                       Investments
----------------------------------------------------------------------
Exxon Mobil Corp             Energy                           3.6%
General Electric Corp        Industrials                      3.1
Microsoft Corp               Information Technology           2.7
Bank of America Corp         Financials                       2.6
Altria Group, Inc            Consumer Staples                 2.4
Citigroup, Inc               Financials                       2.3
Procter & Gamble Co          Consumer Staples                 2.0
Wachovia Corp                Financials                       1.9
Pfizer, Inc                  Health Care                      1.9
Johnson & Johnson            Health Care                      1.8
                                                            -----
                                                            24.3%

* Excludes short-term investments and investment of cash collateral.

                                        Percentage of
Economic Sector Allocation               Net Assets
-----------------------------------------------------
Basic Materials                             2.7%
Consumer Discretionary                     11.0
Consumer Staples                           11.1
Energy                                     10.1
Financials                                 19.2
Health Care                                13.4
Industrials                                11.3
Information Technology                     14.9
Telecommunication Service                   2.3
Utilities                                   3.5
Short-term and Net Other Assets             0.5
                                          -----
                                          100.0%

The Boston Company Large Cap Core Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company Large Cap Core Portfolio ("Portfolio"), at value (Note 1A)              $46,049,074
  Receivable for Fund shares sold                                                                                  700
  Prepaid expenses                                                                                              11,733
                                                                                                           -----------
  Total assets                                                                                              46,061,507
Liabilities
  Accrued transfer agent fees (Note 2)                                                        $ 1,485
  Professional fees                                                                            23,751
  Accrued expenses and other liabilities                                                          289
                                                                                               ------
  Total liabilities                                                                                             25,525
                                                                                                           -----------
Net Assets                                                                                                 $46,035,982
                                                                                                           ===========
Net Assets consist of:
  Paid-in capital                                                                                          $35,413,431
  Accumulated net realized gain                                                                              5,620,304
  Undistributed net investment income                                                                          212,245
  Net unrealized appreciation                                                                                4,790,002
                                                                                                           -----------
Total Net Assets                                                                                           $46,035,982
                                                                                                           ===========
Shares of beneficial interest outstanding                                                                    1,163,328
                                                                                                           ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                              $ 39.57
                                                                                                               =======

   The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                            Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $2,058                      $1,057,159
  Interest income allocated from Portfolio                                                                      22,700
  Expenses allocated from Portfolio                                                                           (390,985)
                                                                                                             ---------
   Net investment income allocated from Portfolio                                                              688,874

Expenses
  Transfer agent fees (Note 2)                                                               $ 13,693
  Registration fees                                                                            16,400
  Professional fees                                                                            36,180
  Insurance expense                                                                               550
  Trustees' fees (Note 2)                                                                       1,501
  Miscellaneous expenses                                                                       11,842
                                                                                              -------
   Total expenses                                                                                               80,166
                                                                                                               -------
    Net investment income                                                                                      608,708
                                                                                                               -------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
   Investment securities                                                                    7,109,706
   Future contracts                                                                            (1,378)
                                                                                            ---------
     Net realized gain (loss)                                                                                7,108,328
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
   Investment securities                                                                     (561,491)
   Future contracts                                                                             1,192
                                                                                            ---------
    Change in net unrealized appreciation (depreciation)                                                      (560,299)
  Net realized and unrealized gain (loss)                                                                    6,548,029
                                                                                                            ----------
Net Increase in Net Assets from Operations                                                                  $7,156,737
                                                                                                            ==========

   The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the                  For the
                                                                                Year Ended                Year Ended
                                                                             September 30, 2005        September 30, 2004
                                                                             ------------------        ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                          $   608,708               $   397,729
  Net realized gain (loss)                                                         7,108,328                 5,036,921
  Change in net unrealized appreciation (depreciation)                              (560,299)                2,262,590
                                                                                   ---------                 ---------
  Net increase (decrease) in net assets from investment operations                 7,156,737                 7,697,240
                                                                                   ---------                 ---------
Distributions to Shareholders (Note 1C)
  From net investment income                                                        (528,108)                 (568,427)
                                                                                   ---------                 ---------
  Total distributions to shareholders                                               (528,108)                 (568,427)
                                                                                   ---------                 ---------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                 5,655,789                 6,450,338
  Value of shares issued in reinvestment of distributions                            376,548                   401,721
  Cost of shares redeemed                                                        (22,691,547)              (22,063,953)
                                                                                ------------              ------------
  Net increase (decrease) in net assets from Fund share transactions             (16,659,210)              (15,211,894)
                                                                                ------------              ------------

Total Increase (Decrease) in Net Assets                                          (10,030,581)               (8,083,081)

Net Assets
  At beginning of period                                                          56,066,563                64,149,644
                                                                                 -----------                ----------
  At end of period (including undistributed net
   investment income of $212,245 and $138,723)                                   $46,035,982               $56,066,563
                                                                                 ===========               ===========

   The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                  Year Ended September 30,
                                                              ----------------------------------------------------------------
                                                               2005           2004           2003           2002          2001
                                                              ------         ------         ------         ------        -----
Net Asset Value, Beginning of Period                          $ 35.24      $ 31.43        $ 26.13       $ 34.00       $ 41.71
                                                              -------      -------        -------       -------       -------
From Investment Operations:
  Net investment income* (a)                                     0.41         0.23           0.36          0.32          0.39
  Net realized and unrealized gains (loss) on investments        4.28(b)      3.92(b)        5.30         (5.77)(b)    (2.77)
                                                              -------      -------        -------       -------       -------
Total from operations                                            4.69         4.15           5.66         (5.45)       (2.38)
                                                              -------      -------        -------       -------       -------
Less Distributions to Shareholders:
  From net investment income                                    (0.36)       (0.34)         (0.36)        (0.21)       (0.29)
  From net realized gains on investments                           --           --             --         (2.21)       (5.04)
                                                              -------       ------        -------       -------       -------
Total distributions to shareholders                             (0.36)       (0.34)         (0.36)        (2.42)       (5.33)
                                                              -------       ------        -------       -------       -------
Net Asset Value, End of Period                                $ 39.57      $ 35.24        $ 31.43       $ 26.13       $ 34.00
                                                              =======      =======        =======       =======       =======

Total Return                                                    13.34%       13.23%(c)      21.76%(c)    (17.70)%(c)    (7.18)%(c)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (d)                    0.85%        0.83%          0.71%         0.71%         0.71%
  Net Investment Income (to average daily net assets)*           1.10%        0.67%          1.23%         0.96%         1.00%
  Net Assets, End of Period (000's omitted)                   $46,036      $56,067        $64,150       $55,029       $75,489

-------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                               N/A       $ 0.23         $ 0.29        $ 0.27        $ 0.38
Ratios (to average daily net assets):
  Expenses (d)                                                    N/A         0.84%          0.93%         0.83%         0.73%
  Net Investment Income                                           N/A         0.66%          1.01%         0.84%         0.98%

(a) Calculated based on average shares outstanding.

(b) Amounts includes litigation proceeds received by the Portfolio of $0.02 for the year ended September 30, 2005, $0.06 for the year ended September 30, 2004 and $0.02 for the year ended September 30, 2002.

(c) Total return would have been lower in the absence of expense waivers.

(d) Includes the Fund's share of the Portfolio's allocated expenses.

   The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that appear to be undervalued relative to underlying business fundamentals. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of September 30, 2005 the Fund owned 100% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value based on the net asset value of the Portfolio. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Investment transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. The Fund's realized and unrealized gains and losses represent its share of the gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

     Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for wash sales, post-October losses and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences will result in reclassifications to undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E.   Commitment and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $13,693 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2005, aggregated $6,081,476 and $23,303,488, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur. During 2005, the Fund reclassified from paid-in capital to unrealized appreciation on investments $1,219,899 that had been allocated to other entities previously invested in the Portfolio but since ceased operations, as this amount, when realized by the Portfolio will be allocated to the Fund as the only investor in the Portfolio.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                    For the                   For the
                                                                  Year Ended                 Year Ended
                                                              September 30, 2005           September 30, 2004
                                                              ------------------           ------------------
     Shares sold                                                     148,469                      185,329
     Shares issued to shareholders in
     reinvestment of distributions                                     9,893                       11,699
     Shares redeemed                                                (585,936)                    (647,475)
     Net increase (decrease)                                        (427,574)                    (450,447)

At September 30, 2005, one shareholder of record held approximately 19% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received no redemption fees.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income          $1,119,069
     Undistributed capital gains            $4,867,463

     Tax character of distributions paid during the fiscal year ended September 30, 2005, and September 30, 2004 were as follows:

       Distributions paid from:                   2005            2004
                                                  ----            ----
       Ordinary income                          $528,108      $568,427

        See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company Large Cap Core Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Large Cap Core Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                        Value
Security                                                    Shares     (Note 1A)
---------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--99.6%

EQUITIES--99.5%

Basic Materials--2.7%
Alcoa, Inc.                                                 15,690    $  383,150
Dow Chemical Co.                                            10,000       416,700
El Du Pont de Nemours & Co.                                  6,410       251,080
PPG Industries, Inc.                                         3,280       194,143
                                                                      ----------
                                                                       1,245,073
                                                                      ----------
Consumer Discretionary--11.0%
Advance Auto Parts, Inc. (a)                                 7,395       286,039
Carnival Corp.                                               4,380       218,912
Coach, Inc. (a)                                              6,470       202,899
Comcast Corp. (a)                                           11,176       328,351
Dex Media, Inc.                                              2,900        80,591
Hilton Hotels Corp.                                          9,260       206,683
Marriott International, Class A                              6,720       423,360
McDonalds Corp.                                             18,400       616,216
NIKE, Inc., Class B                                          2,770       226,254
Nordstrom Inc.                                               6,330       217,246
Omnicom Group                                                2,670       223,292
J.C. Penny Company, Inc.                                     6,620       313,920
The Home Depot, Inc.                                        10,500       400,470
Time Warner, Inc.                                           30,590       553,985
Walt Disney Co.                                             21,420       516,865
Whirlpool Corporation                                        3,300       250,041
                                                                      ----------
                                                                       5,065,124
                                                                      ----------
Consumer Staples--11.1%
Altria Group, Inc.                                          14,940     1,101,227
CVS Corp.                                                    9,100       263,991
Dean Foods Corp. (a)                                         8,500       330,310
Diageo PLC--ADR                                               3,840      222,758
Gillette Co.                                                 9,870       574,434
Kellogg Co.                                                  4,910       226,498
Pepsico, Inc.                                                9,640       546,684
Procter & Gamble Co.                                        15,200       903,792
The Kroger Co. (a)                                          11,290       232,461
Wal-Mart Stores, Inc.                                       15,610       684,030
                                                                      ----------
                                                                       5,086,185
                                                                      ----------
Energy--10.1%
Anadarko Petroleum Corp.                                     1,870       179,053
BP PLC                                                       3,690       261,437
Chevron Corp.                                                5,932       383,978
ConocoPhillips                                              10,870       759,922
Devon Energy Corp.                                           9,380       643,843

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                         Value
Security                                                    Shares     (Note 1A)
---------------------------------------------------------------------------------

Energy (continued)
Exxon Mobil Corp.                                           25,714   $ 1,633,868
Transocean, Inc. (a)                                         5,420       332,300
Weatherford International Ltd. (a)                           6,600       453,156
                                                                      ----------
                                                                       4,647,557
                                                                      ----------
Financial--19.2%
American Express Co.                                         4,060       233,206
American International Group                                 5,569       345,055
Axis Capital Holdings Ltd.                                  12,100       344,971
Bank of America Corp.                                       28,270     1,190,167
Capital One Financial Corp.                                  5,700       453,264
Chubb Corp.                                                  5,210       466,556
CIT Group, Inc.                                             10,030       453,155
Citigroup, Inc.                                             22,996     1,046,778
Countrywide Financial Corp.                                  5,710       188,316
E*TRADE Financial Corp. (a)                                 16,240       285,824
Freddie Mac                                                  3,030       171,074
Fannie Mae                                                   3,620       162,248
Franklin Resources, Inc.                                     3,130       262,795
Goldman Sachs Group, Inc.                                    4,080       496,046
Hartford Financial Services Group Inc.                       3,020       233,053
JPMorgan Chase & Co.                                         6,130       207,991
Lehman Brothers Holdings, Inc.                               3,680       428,646
Merrill Lynch & Co., Inc.                                    3,600       220,860
Northern Trust Corp.                                         4,810       243,146
Radian Group, Inc.                                           4,440       235,764
The Bear Stearns Companies, Inc.                             3,000       329,250
Wachovia Corp.                                              18,120       862,331
                                                                      ----------
                                                                       8,860,496
                                                                      ----------
Health Care--13.4%
Amgen, Inc. (a)                                              2,830       225,466
Cephalon, Inc. (a)                                           4,760       220,959
Fisher Scientific International                              7,200       446,760
Gebzyme Corp. (a)                                            3,700       265,068
Hospira, Inc. (a)                                            5,870       240,494
Johnson & Johnson                                           12,840       812,515
Laboratory Corp. of America Holdings (a)                     3,570       173,895
Omnicare, Inc.                                               4,590       258,096
Pfizer, Inc.                                                34,140       852,476
St. Jude Medical, Inc.                                       5,260       246,168
Sanofi-Aventis ADR                                           5,220       216,891
Thermo Electron Corp. (a)                                    7,630       235,767
Triad Hospitals (a)                                          7,380       334,093

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                         Value
Security                                                    Shares     (Note 1A)
--------------------------------------------------------------------------------

Health Care (continued)
WebMD Corp. (a)                                             29,670     $ 328,744
Wellpoint, Inc. (a)                                          7,740       586,847
Wyeth                                                       15,990       739,857
                                                                      ----------
                                                                       6,184,096
                                                                      ----------
Industrial--11.3%
Caterpillar, Inc.                                            3,920       230,300
Danaher Corp.                                                7,600       409,108
Eaton Corp.                                                  5,140       326,647
Emerson Electric Co.                                         5,200       373,360
General Electric Corp.                                      42,320     1,424,914
Honeywell International, Inc.                                4,270       160,125
Lockheed Martin Corp.                                        4,390       267,966
Norfolk Southern Corp.                                      14,000       567,840
Rockwell Automation, Inc.                                    5,410       286,189
Textron, Inc.                                                4,710       337,801
Tyco International Ltd                                      15,550       433,068
United Technologies Corp.                                    7,100       368,064
                                                                      ----------
                                                                       5,185,382
                                                                      ----------
Information Technology--14.9%
Apple Computer, Inc. (a)                                     7,600       407,436
Applied Materials, Inc.                                     10,490       177,910
CheckFree Corp. (a)                                          7,110       268,900
Cisco Systems, Inc. (a)                                      9,950       178,404
Dell, Inc. (a)                                               5,320       181,944
EMC Corp./Massachusetts                                     20,510       265,399
Global Payments, Inc.                                        3,880       301,554
Google, Inc. (a)                                               950       300,637
Hewlett-Packard Co.                                         19,890       580,788
Ingram Micro Inc., Class A (a)                              12,840       238,054
Intel Corp.                                                 16,890       416,339
International Business Machines Corp.                        9,410       754,870
Microsoft Corp.                                             47,200     1,214,456
Motorola, Inc.                                             16,140       356,533
National Semiconductor Corp.                                 8,600       226,180
Oracle Corp. (a)                                            27,090       335,645
Qualcomm, Inc.                                               6,950       311,013
Texas Instruments, Inc.                                     10,730       363,747
                                                                      ----------
                                                                       6,879,809
                                                                      ----------
Telecommunication Service--2.3%
SBC Communications, Inc.                                    22,710       544,359
Verizon Communications, Inc.                                16,000       523,040
                                                                       ---------
                                                                       1,067,399
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                               Value
Security                                                                                        Shares       (Note 1A)
------------------------------------------------------------------------------------------------------------------------

Utilities--3.5%
Constellation Energy Group, Inc.                                                                 10,600      $  652,960
P G & E Corp.                                                                                    14,600         573,050
Sempra Energy                                                                                     7,900         371,772
                                                                                                            -----------
                                                                                                              1,597,782
                                                                                                            -----------
TOTAL EQUITIES (COST $41,028,919)                                                                            45,818,903
                                                                                                            -----------

SHORT-TERM INVESTMENTS--0.1%                                          Rate      Maturity       Par Value
                                                                    --------   ----------     -----------
U.S. Government--0.1%
U.S. Treasury Bill (b) (Cost$49,654)                                  3.32%    12/15/2005      $ 50,000          49,672
                                                                                                            -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $41,078,573)                                                            45,868,575
                                                                                                            -----------

AFFILIATED INVESTMENTS--0.6%                                                                   Shares
                                                                                              ---------
Dreyfus Institutional Preferred Plus Money Market Fund
  (c) (Cost $295,595)                                                 3.73%                     295,595         295,595
                                                                                                            -----------
TOTAL INVESTMENTS--100.2% (Cost $41,374,168)                                                                 46,164,170
                                                                                                            -----------
Liabilities in Excess of Other Assets--(0.2%)                                                                  (115,096)
                                                                                                            -----------
NET ASSETS-100%                                                                                             $46,049,074
                                                                                                            ===========

Notes to Schedule of Investments:

ADR-American Depository Receipt.

(a) Non-income producing security.

(b) Rate noted is yield to maturity.

(c) Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A):
   Unaffiliated issuers, at value (Note 1A) (cost $41,078,573)                                             $45,868,575
   Affiliated issuers, at value (Note 1E) (cost $295,595)                                                      295,595
  Receivable for investments sold                                                                              962,376
  Interest and dividends receivable                                                                             53,869
  Prepaid expenses                                                                                               9,232
                                                                                                           -----------
  Total assets                                                                                              47,189,647
Liabilities
  Payable for investments purchased                                                       $ 1,093,175
  Accrued accounting, administration and custody fees (Note 2)                                  6,295
  Accrued trustees' fees and expenses (Note 2)                                                  3,655
  Other accrued expenses and liabilities                                                       37,448
                                                                                          -----------
  Total liabilities                                                                                          1,140,573
                                                                                                           -----------
Net Assets (applicable to investors' beneficial interest)                                                  $46,049,074
                                                                                                           ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income (net of foreign withholding taxes of $2,058)                                 $1,057,159
 Interest income (Note 1E):
   Unaffiliated issuers                                                                              306
   Affiliated issuers                                                                             22,394
                                                                                              ----------
     Total investment income                                                                   1,079,859

Expenses
 Investment advisory fee (Note 2)                                                 $  277,529
 Accounting, administration and custody fees (Note 2)                                 76,085
 Professional fees                                                                    18,622
 Trustees' fees and expenses (Note 2)                                                 10,497
 Insurance expense                                                                     4,900
 Miscellaneous                                                                         3,352
   Total expenses                                                                                390,985
                                                                                              ----------
     Net investment income                                                                       688,874
                                                                                              ----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
   Investment securities                                                           7,109,706
   Futures contracts                                                                  (1,378)
                                                                                  ----------
     Net realized gain                                                                         7,108,328
 Change in unrealized appreciation (depreciation) on:
   Investment securities                                                            (561,491)
   Futures contracts                                                                   1,192
                                                                                  ----------
     Change in net unrealized appreciation (depreciation)                                       (560,299)
                                                                                              ----------
   Net realized and unrealized gain (loss)                                                     6,548,029
                                                                                              ----------
Net Increase in Net Assets from Operations                                                    $7,236,903
                                                                                              ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     For the                      For the
                                                                                    Year Ended                  Year Ended
                                                                                September 30, 2005          September 30, 2004
                                                                                ------------------          ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                            $    688,874                $    457,631
  Net realized gain (loss)                                                            7,108,328                   5,036,921
  Change in net unrealized appreciation (depreciation)                                 (560,299)                  2,262,590
                                                                                   ------------                ------------
  Net increase (decrease) in net assets from operations                               7,236,903                   7,757,142
                                                                                   ------------                ------------

Capital Transactions
  Contributions                                                                       6,081,476                   6,813,122
  Withdrawals                                                                       (23,303,488)                (22,706,053)
                                                                                   ------------                ------------
  Net increase (decrease) in net assets from capital transactions                   (17,222,012)                (15,892,931)
                                                                                   ------------                ------------

Total Increase in Net Assets                                                         (9,985,109)                 (8,135,789)

Net Assets
  At beginning of period                                                             56,034,183                  64,169,972
                                                                                   ------------                ------------
  At end of period                                                                 $ 46,049,074                $ 56,034,183
                                                                                   ============                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                       Year Ended September 30,
                                                                     -----------------------------------------------------------
                                                                       2005         2004         2003         2002        2001
                                                                     -------       -------      -------      -------    --------
Total Return (a)                                                       13.49%        13.34%       21.76%      (17.69)%     (7.11)%

Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                               0.70%         0.72%        0.71%        0.70%       0.64%
  Net Investment Income (to average daily net assets)*                  1.24%         0.77%        1.23%        0.97%       1.06%
  Portfolio Turnover                                                      85%           66%         104%          80%         62%
  Net Assets, End of Year (000's omitted)                            $46,049       $56,034      $64,170      $55,007    $124,213

---------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

  Ratios (to average daily net assets):
    Expenses                                                             N/A           N/A         0.77%        0.72%        N/A
    Net Investment Income                                                N/A           N/A         1.17%        0.95%        N/A

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)     Significant Accounting Policies:

        Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

        At September 30, 2005, there was one fund, The Boston Company Large Cap Core Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at September 30, 2005 was 100%.

        The objective of the Portfolio is long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity and equity-related securities of companies which appear to be undervalued relative to current earnings growth.

        The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        A. Investment security valuations

        Securities for which quotations are readily available are valued at the last sale price, or if no sale price is available, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

        Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost not represent fair value.

        B. Securities transaction and income

        Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

        C. Income taxes

        The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investor to satisfy them.

        D. Commitments and contingencies

        In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

        E. Affiliated issuers

        Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)     Investment Advisory Fee and Other Transactions with Affiliates:

        The investment advisory fee paid to TBCAM for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets.

        The Portfolio has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $76,085 during the period ended September 30, 2005.

        Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)     Purchases and Sales of Investments:

        Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005, were $45,431,802 and $61,123,843, respectively. For the period ended September 30, 2005, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)     Federal Taxes:

        The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

             Aggregate Cost                                $41,528,151
                                                           -----------
             Gross unrealized appreciation                   5,878,960
             Gross unrealized depreciation                  (1,242,941)
                                                           -----------
             Net unrealized appreciation (depreciation)    $ 4,636,019
                                                           ===========

(5)     Financial Instruments:

        In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

        The Portfolio may trade the following financial instruments with off-balance sheet risk:

        Options

        Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tends to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tends to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

        Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

        Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

        At September 30, 2005, the Portfolio did not enter into any option transactions.

        Futures contracts

        The Portfolio may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

        At September 30, 2005, the Portfolio did not hold futures contracts.

(6)     Line of Credit:

        The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the expense allocated to the Portfolio was $1,371.

        During the period ended September 30, 2005, the Portfolio had average borrowings outstanding of $462,933 on a total of fifteen days and incurred $707 of interest expense.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Large Cap Core Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Large Cap Core Portfolio ( the "Portfolio") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                   Number of                          Trustee
                                                                Principal        Portfolios in        Other         Remuneration
Name                                     Term of Office       Occupation(s)       Fund Complex     Directorships   (period ended
Address, and              Position(s)    and Length of         During Past        Overseen by        Held by        September 30,
Date of Birth           Held with Trust   Time Served            5 Years            Trustee          Trustee            2005)
-----------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming c/o       Trustee       Trustee        Chairman Emeritus, Decision   33              None             $299
Decision Resources, Inc.                  since          Resources, Inc. ("DRI")
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453                                        consulting firm); formerly
9/30/40                                                  Chairman of the Board and
                                                         Chief Executive Officer,
                                                         DRI

Caleb Loring III c/o        Trustee       Trustee        Trustee, Essex Street         33              None             $311
Essex Street Associates                   since          Associates (family
P.O. Box 5600                             11/3/1986      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman c/o    Trustee       Trustee        William Joseph Maier,         33              None             $299
Harvard University                        since          Professor of Political
Littaver Center 127                       9/13/1989      Economy, Harvard
Cambridge, MA 02138                                      University
8/5/44

John H. Hewitt              Trustee       Trustee        formerly Trustee, Mertens     33              None             $299
P.O. Box 2333                             since          House, Inc. (hospice)
New London, NH 03257                      11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard         Trustee,      Since 2003     President and Chief           33              None               $0
Mellon Institutional     President and                   Operating Officer of The
Asset Management        Chief Executive                  Boston Company Asset
One Boston Place            Officer                      Management, LLC; formerly
Boston, MA 02108                                         Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Institutional Asset
                                                         Management ("MIAM") and
                                                         Vice President and Chief
                                                         Financial Officer, MIAM

Principal Officers who are Not Trustees

                                                     Term of Office
Name Address, and             Position(s)              and Length               Principal Occupation(s)
Date of Birth               Held with Trust          of Time Served                During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President            Since 2003           Senior Vice President and Head of
Mellon Institutional        and Secretary                                 Operations, Mellon Institutional Asset
Asset Management                                                          Management; formerly First Vice President,
One Boston Place                                                          Mellon Institutional Asset Management and
Boston, MA 02108                                                          Mellon Global Investments
2/20/61

Steven M. Anderson         Vice President            Vice President       Vice President and Mutual Funds Controller,
Mellon Institutional        and Treasurer            since 1999;          Mellon Institutional Asset Management
Asset Management                                     Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice            Since 1996           Vice President and Manager, Mutual Funds
Mellon Institutional         President                                    Operations, Mellon Institutional Asset
Asset Management                                                          Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren           Assistant Vice            Since 2001           Assistant Vice President and Compliance
Mellon Institutional         President                                    Manager, Mellon Institutional Asset
Asset Management                                                          Management ("MIAM"); formerly Shareholder
One Boston Place                                                          Services, MIAM and Shareholder
Boston, MA 02108                                                          Representative, Standish Mellon Asset
1/19/71                                                                   Management Company LLC

Mary T. Lomasney               Chief                 Since 2005           First Vice President, Mellon Institutional
Mellon Institutional         Compliance                                   Asset Management and Chief Compliance
Asset Management              Officer                                     Officer, Mellon Funds Distributor; formerly
One Boston Place                                                          Director, Blackrock, Inc., Senior Vice
Boston, MA 02108                                                          President, State Street Research &
4/8/57                                                                    Management Company ("SSRM"), Vice President,
                                                                          SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                        [LOGO] Mellon
                               --------------------------
                               Mellon Institutional Funds

                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com




                                                                     6930AR0905

                                                      [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Annual Report                      The Boston Company
                                   International Core Equity Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard
President and CEO
Mellon Institutional Funds

                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

The Boston Company International Core Equity Fund's return for the twelve months ending September 30, 2005, after all expenses, was 31.06% compared to the 25.79% for the benchmark MSCI EAFE index. This was the third consecutive year of better than 28% returns for the Fund. The Fund's return exceeded the benchmark by solid margins for all measurement periods since the change of strategy to actively manage individual stock holdings in 1996.

During the fiscal year all but one market (Portugal) posted double-digit returns measured in U.S. dollars. Austria was the best market with a return of 56%. Portugal lagged with a return of 6.2%. For the second straight year Energy stocks gained the most among economic sectors rising 39%, the same return as last year. Also for the second straight year Information Technology stocks gained the least - this year with a 13% return. Energy stocks were buoyed by oil prices that continued to make new all-time highs during the year. In addition to strong demand and a terrorist risk premium, oil benefited from speculative buying from hedge funds (among others). Technology stocks lagged as the industry continues to be depressed by very intense price competition, industry overcapacity, reluctance of buyers to invest in new products, and valuations levels that still appear to be too high relative to other sectors.

The Fund outperformed the index during the period due to our process of disciplined stock selection. Contribution to the positive relative performance was broad based. The Fund outperformed the benchmark in 15 of 21 countries. In addition the Fund outperformed the benchmark in nine of 10 economic sectors. We trailed only in Consumer Staples. The Fund's Energy sector outperformed the benchmarks by nearly 30% and was by far the largest contributor to the strong relative results.

The global economy continues to grow, but investors are beginning to worry about inflationary pressures (primarily from oil, other commodities, health care and housing). Central banks have stopped the easing cycle that began after the recession and terror attacks early in the decade, and in some cases have begun to raise rates (the U.S. Federal Reserve has been doing so for some time). International markets have seen several years of strong returns with very little volatility. We remain cautiously optimistic over the longer term, but will not be surprised if volatility returns in the short term. Regardless of the environment, we continue to manage the Fund as we always have: investing in stocks of companies that are attractively valued and exhibit improving business momentum.

/s/ Remi J. Browne                              /s/ Peter Carpenter
------------------                              -------------------
Remi J. Browne                                  Peter Carpenter

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company
             International Core Equity Fund and the MSCI EAFE Index
--------------------------------------------------------------------------------

[The data in the Line Chart is a representation of the printed material]

                         TBC
PERIOD      International Core Equity Fund    MSCI EAFE Index *
9/30/95                100,000                    100,000
12/31/95               102,437                    104,049
3/31/96                104,874                    107,056
6/30/96                109,998                    108,750
9/30/96                108,738                    108,613
12/31/96               110,061                    110,341
3/31/97                108,167                    108,613
6/30/97                120,988                    122,708
9/30/97                118,475                    121,844
12/31/97               107,342                    112,303
3/31/98                130,428                    128,823
6/30/98                135,025                    130,190
9/30/98                115,010                    111,685
12/31/98               133,670                    134,760
3/31/99                130,882                    136,635
6/30/99                135,296                    140,107
9/30/99                139,460                    146,256
12/31/99               157,531                    171,097
3/31/00                156,138                    170,917
6/30/00                156,775                    164,146
9/30/00                149,325                    150,906
12/31/00               150,023                    146,856
3/31/01                137,595                    126,726
6/30/01                144,046                    125,402
9/30/01                126,322                    107,846
12/31/01               131,916                    115,366
3/31/02                136,096                    116,487
6/30/02                141,046                    113,495
9/30/02                117,768                     91,098
12/31/02               123,373                     96,977
3/31/03                117,534                     89,012
6/30/03                138,241                    106,163
9/30/03                151,024                    114,791
12/31/03               176,095                    134,396
3/31/04                187,740                    140,228
6/30/04                188,520                    140,529
9/30/04                191,856                    140,138
12/31/04               220,282                    161,607
3/31/05                223,696                    161,340
6/30/05                223,183                    159,714
9/30/05                251,447                    176,287

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
--------------------------------------------------------------------------------
                                                                       Since
                                                                     Inception
            1 Year        3 Years        5 Years       10 Years      12/8/1988
--------------------------------------------------------------------------------
Fund        31.06%         28.77%         10.99%         9.66%         7.74%

* Source: Lipper Inc.
Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      Expenses Paid
                                       Beginning                 Ending               During Period+
                                     Account Value           Account Value           April 1, 2005 to
                                     April 1, 2005        September 30, 2005        September 30, 2005
------------------------------------------------------------------------------------------------------
Actual                                 $1,000.00                $1,124.70                $5.38(1)
Hypothetical (5% return
  per year before expenses)            $1,000.00                $1,020.00                $5.11(1)

+ Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(1) The example reflects the expenses of the Fund and the master portfolio in which the Fund invests all of its assets.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Percentage of
Top Ten Holdings*                                       Country                 Sector     Investments
-------------------------------------------------------------------------------------------------------
BP PLC                                           United Kingdom                 Energy         2.2%
Vodafone PLC                                     United Kingdom         Communications         2.2
Societe Generale                                         France              Financial         1.8
Ing Groep N.V                                       Netherlands              Financial         1.8
OMV Ag                                                  Austria                 Energy         1.6
Credit Suisse Group                                 Switzerland              Financial         1.6
Continental Ag                                          Germany      Consumer Cyclical         1.5
Total Sa                                                 France                 Energy         1.5
Banque Nationale De Paris                                France              Financial         1.4
Nippon Steel Corporation                                  Japan        Basic Materials         1.3
                                                                                              ----
                                                                                              16.9%

* Excluding short-term securities and investment of cash collateral.

                                                                       Percentage of
Geographic Region Allocation*                                           Investments
------------------------------------------------------------------------------------
Europe ex U.K.                                                              43.6%
U.K.                                                                        24.2
Asia ex Japan                                                               10.1
Japan                                                                       22.1
                                                                           -----
                                                                           100.0%

* Excluding short-term securities and investment of cash collateral.

The Boston Company International Core Equity Fund invests all of its investable assets in an interest of the Boston Company International Core Equity Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

              Statement of Assets and Liabilities--September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company International                                       $285,796,705
    Core Equity Portfolio ("Portfolio"), at value (Note 1 A)
  Receivable for Fund shares sold                                                         1,291,884
  Prepaid expenses                                                                           18,070
                                                                                       ------------
    Total assets                                                                        287,106,659
Liabilities
  Payable for Fund shares redeemed                                     $   599
  Accrued professional fees                                             26,867
  Accrued registration fee                                              11,453
  Accrued transfer agent fees (Note 2)                                   1,058
  Accrued trustees' fees (Note 2)                                          500
  Other accrued expenses and liabilities                                 1,624
                                                                       -------
    Total liabilities                                                                        42,101
                                                                                       ------------
Net Assets                                                                             $287,064,558
                                                                                       ============
Net Assets consist of:
  Paid-in capital                                                                      $222,418,453
  Accumulated net realized gain                                                          17,516,645
  Undistributed net investment income                                                       412,285
  Net unrealized appreciation                                                            46,717,175
                                                                                       ------------
Total Net Assets                                                                       $287,064,558
                                                                                       ============
Shares of beneficial interest outstanding                                                 8,358,847
                                                                                       ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                      $      34.34
                                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net foreign witholding taxes $443,660)                                  $ 4,539,476
  Interest and securities lending income allocated from Portfolio                                                       119,595
  Expenses allocated from Portfolio                                                                                  (1,703,446)
                                                                                                                    -----------
    Net investment income allocated from Portfolio                                                                    2,955,625

Expenses
  Transfer agent fees (Note 2)                                                                      $18,409
  Registration fees                                                                                  31,452
  Professional fees                                                                                  40,526
  Shareholder reports                                                                                 8,000
  Insurance expense                                                                                     785
  Trustees' fees (Note 2)                                                                             1,500
  Miscellaneous expenses                                                                              6,727
                                                                                                    -------
    Total expenses                                                                                                      107,399
                                                                                                                    -----------
      Net investment income                                                                                           2,848,226
                                                                                                                    -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange contracts and foreign currency transactions                                                           16,706,539
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange contracts and foreign currency transactions                                                           28,802,354
                                                                                                                    -----------
  Net realized and unrealized gain (loss)                                                                            45,508,893
                                                                                                                    -----------
Net Increase in Net Assets from Operations                                                                          $48,357,119
                                                                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             For the                    For the
                                                                           Year Ended                 Year Ended
                                                                       September 30, 2005         September 30, 2004
                                                                        ------------------         ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income (loss)                                            $  2,848,226               $  1,172,116
  Net realized gain (loss)                                                  16,706,539                 15,537,985
  Change in net unrealized appreciation (depreciation)                      28,802,354                  5,250,294
                                                                           -----------               ------------
  Net increase (decrease) in net assets from investment operations          48,357,119                 21,960,395
                                                                           -----------               ------------
Distributions to Shareholders (Note 1D)
  From net investment income                                                (2,263,100)                (1,441,503)
  From net realized gains on investments                                    (2,586,841)                        --
                                                                           -----------               ------------
  Total distributions to shareholders                                       (4,849,941)                (1,441,503)
                                                                           -----------               ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                         124,417,682                 47,227,583
  Value of shares issued in reinvestment of distributions                    4,058,519                    939,636
  Redemption fees                                                                   35                         --
  Cost of shares redeemed                                                   (9,593,548)               (21,738,718)
                                                                           -----------               ------------
  Net increase (decrease) in net assets from Fund share transactions       118,882,688                 26,428,501
                                                                           -----------               ------------
Total Increase (Decrease) in Net Assets                                    162,389,866                 46,947,393

Net Assets
  At beginning of period                                                   124,674,692                 77,727,299
                                                                           -----------               ------------
  At end of period (including undistributed net
    investment income of $412,285 and $366,203)                           $287,064,558               $124,674,692
                                                                          ============               ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                               Year Ended September 30,
                                                           ---------------------------------------------------------------
                                                             2005         2004          2003         2002           2001
                                                           --------     --------      -------       -------        -------
Net Asset Value, Beginning of Period                       $  27.03     $  21.62      $ 17.10       $ 18.53        $ 23.45
                                                           --------     --------      -------       -------        -------
From Investment Operations:
  Net investment income* (a)                                   0.50         0.31         0.23          0.25           0.24
  Net realized and unrealized gains (loss) on investments      7.73         5.49         4.55         (1.48)         (3.63)
                                                           --------     --------      -------       -------        -------
Total from operations                                          8.23         5.80         4.78         (3.39)         (1.23)
                                                           --------     --------      -------       -------        -------
Less Distributions to Shareholders:
  From net investment income                                  (0.39)       (0.39)       (0.26)        (0.20)         (0.20)
  From net realized gains on investments                      (0.53)          --           --            --          (1.33)
                                                           --------     --------      -------       -------        -------
Total distributions to shareholders                           (0.92)       (0.39)       (0.26)        (1.53)         (0.20)
                                                           --------     --------      -------       -------        -------
Net Asset Value, End of Period                             $  34.34     $  27.03      $ 21.62       $ 17.10        $ 18.53
                                                           ========     ========      =======       =======        =======
Total Return                                                  31.06%       27.04%       28.23%(b)     (6.77)%(b)    (15.40)%(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (c)                  1.01%        1.12%        1.16%         1.00%          1.00%
  Net Investment Income (to average daily net assets)*         1.59%        1.22%        1.21%         1.29%          1.13%
  Portfolio Turnover                                            N/A          N/A           17%(d)        87%(d)         74%(d)
  Net Assets, End of Period (000's omitted)                $287,065     $124,675      $77,727       $51,087        $48,227

----------
*    The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
     Net investment income per share (a)                        N/A          N/A        $0.19         $0.18          $0.16
     Ratios (to average daily net assets):
       Expenses (c)                                             N/A          N/A         1.34%         1.33%          1.37%
       Net investment income                                    N/A          N/A         1.03%         0.96%          0.76%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 93% at September 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Investment risk

     The Fund's investment in the Portfolio involves certain additional risks that are not inherent in investments in domestic securities due to the fact that the Portfolio may invest in foreign securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may have been more volatile than securities of comparable U.S. companies and U.S. securities markets. These risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     D.   Distributions to shareholders

     Distributions to shareholders are recorded on ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs), post-October loss deferrals, wash sales and capital loss carryovers. Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     E.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2) Investment Advisory Fee and Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $18,409 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund paid $1,134. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2005, aggregated $127,474,671 and $14,550,254, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocations rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                  Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                    For the               For the
                                                   Year Ended            Year Ended
                                               September 30, 2005     September 30, 2004
                                               ------------------     ------------------
     Shares sold                                     3,919,181             1,806,181
     Shares issued to shareholders in
       reinvestment of distributions                   138,802                38,181
     Shares redeemed                                  (312,002)             (826,070)
                                                     ---------            ----------
     Net increase                                    3,745,981            (1,018,292)
                                                     =========            ==========

     At September 30, 2005, one shareholder of record held approximately 22% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received $35 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income       $ 4,528,262
     Undistributed capital gains          13,511,154

     Tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

                                                        2005            2004
                                                     ---------       ----------
     Distributions paid from:
       Ordinary income                               2,263,100       $1,441,503
       Long term capital gains                       2,586,841               --

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company International Core Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Core Equity Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                       Value
Security                                                   Shares     (Note 1A)
-------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.1%

EQUITY--98.2%

Australia--4.9%
Australia and New Zealand Banking Group Ltd.               53,500   $   979,050
Caltex Australia Ltd.                                     158,400     2,478,406
CSL Ltd.                                                   32,300       945,744
Macquarie Bank Ltd.                                        57,900     3,326,608
Oil Search Ltd.                                           513,500     1,515,274
Qantas Airways Ltd.                                       486,900     1,251,150
QBE Insurance Group Ltd.                                   68,000       968,558
Rinker Group Ltd.                                         283,200     3,580,285
                                                                    -----------
                                                                     15,045,075
                                                                    -----------
Austria--2.1%
Boehler-Uddeholm                                            9,300     1,564,111
OMV AG                                                     83,900     4,980,403
                                                                    -----------
                                                                      6,544,514
                                                                    -----------
Belgium--0.9%
KBC Groupe                                                 33,400     2,704,544
                                                                    -----------
Denmark--0.7%
Novo Nordisk A/S, Class B                                  42,100     2,081,674
                                                                    -----------
Finland--2.3%
Fortum Oyj                                                 74,700     1,498,734
Kesko Oyj                                                  66,200     1,835,614
Nokia Oyj                                                 119,100     1,994,629
Rautaruukki Oyj                                            74,700     1,677,326
                                                                    -----------
                                                                      7,006,303
                                                                    -----------
France--10.2%
Banque Nationale De Paris                                  57,100     4,338,946
Bouygues SA                                                47,800     2,220,699
Elior                                                      88,700     1,230,816
France Telecom SA                                          51,000     1,463,161
Remy Cointreau                                             22,500     1,020,439
Renault SA                                                 23,700     2,243,687
Sanofi-Synthelabo SA                                       27,100     2,238,358
Societe Generale                                           48,600     5,543,944
Suez SA                                                    29,400       849,474
Total SA                                                   16,255     4,434,981
Vinci SA                                                   19,200     1,652,742
Vivendi Universal SA                                      120,200     3,922,129
                                                                    -----------
                                                                     31,159,376
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                        Value
Security                                                   Shares     (Note 1A)
-------------------------------------------------------------------------------
Germany--5.3%
Bayerische Motoren Werke AG                                19,600   $   919,763
Continental AG                                             55,000     4,513,059
Deutsche Bank AG Registered Shares                         10,600       991,025
Deutsche Telekom AG                                        70,200     1,276,882
E.ON AG                                                    38,400     3,526,003
Merck KGaA                                                 10,600       891,821
SAP AG                                                      7,900     1,364,814
Schering AG                                                18,800     1,188,040
Thyssenkrupp AG                                            85,300     1,780,068
                                                                    -----------
                                                                     16,451,475
                                                                    -----------
Greece--0.5%
Coca-Cola Hellenic Bottling Co. S.A                        52,800     1,530,026
                                                                    -----------
Hong Kong--3.3%
Cheung Kong Holdings Ltd.                                  83,000       937,273
China Mobile Hong Kong Ltd.                               769,300     3,768,453
China Resources Power Holdings Company Ltd.             1,993,403     1,271,991
Kerry Properties Ltd.                                     396,300     1,003,854
Orient Overseas International Ltd.                        236,500       884,124
The Wharf(Holdings) Ltd.                                  341,000     1,329,730
Wing Hang Bank Ltd.                                       127,000       934,811
                                                                    -----------
                                                                     10,130,236
                                                                    -----------
Ireland--1.1%
Anglo Irish Bank Corp. PLC                                135,500     1,844,407
CRH PLC                                                    11,800       319,681
CRH PLC                                                    50,700     1,373,543
                                                                    -----------
                                                                      3,537,631
                                                                    -----------
Italy--2.4%
Banca Intesa Spa                                          563,233     2,623,781
Capitalia Spa                                             257,300     1,406,497
Eni Spa                                                    87,500     2,597,577
Mediaset Spa                                               71,300       843,321
                                                                    -----------
                                                                      7,471,176
                                                                    -----------
Japan--21.9%
Bridgestone Corp.                                          76,000     1,626,993
Canon, Inc.                                                64,000     3,456,259
Chubu Electric Power Co., Inc.                             38,600       941,961
Diamond Lease Co., Ltd.                                    19,000       788,389
Eisai Co. Ltd.                                             46,600     1,991,102
Fujitsu Ltd.                                              195,000     1,284,997
Honda Motor Co., Ltd.                                      61,000     3,450,093
Hoya Corp.                                                 92,500     3,072,196

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                        Value
Security                                                   Shares     (Note 1A)
-------------------------------------------------------------------------------
Japan (continued)
Japan Tobacco,  Inc. (a)                                      114    $ 1,797,727
Kawasaki Kisen Kaisha Ltd.                                219,000      1,580,134
Kobe Steel Ltd.                                         1,276,000      3,878,249
Komatsu Ltd.                                              250,000      3,404,986
Kubota Corp.                                              345,000      2,388,953
Kyowa Hakko Kogyo Co., Ltd.                               152,000      1,179,737
Matsushita Electric Industrial Co. Ltd.                    55,000        931,768
Mazda Motor Corp.                                         333,000      1,460,964
Mitsubishi Corp.                                          177,000      3,492,908
Mitsui O.S.K. Lines Ltd.                                  293,000      2,341,212
Mitsui Sumitomo Insurance Company Ltd.                     91,000      1,053,423
Mizuho Financial Group, Inc.                                  352      2,238,957
Nippon Steel Corp.                                      1,061,000      3,981,905
Nisshin Seifun Group, Inc.                                115,000      1,117,479
NTT Corp.                                                     458      2,251,467
Ono Pharmaceutical Co., Ltd.                               32,700      1,523,945
Promise Co., Ltd.                                          13,800      1,022,447
Sankyo Co., Ltd.                                           24,700      1,301,260
Santen Pharmaceutical Co., Ltd.                            50,000      1,295,040
Sanyo Shinpan Finance Co., Ltd.                            31,400      2,550,507
Sumitomo Electric Industries                              143,100      1,928,843
Sumitomo Rubber Industries, Inc.                          168,000      1,996,582
Sumitomo Trust & Banking Co., Ltd.                        257,000      2,114,686
Takeda Pharmaceutical Co., Ltd.                            42,800      2,548,921
Toyo Suisan Kaisha Ltd.                                    81,400      1,389,774
                                                                     -----------
                                                                      67,383,864
                                                                     -----------
Luxembourg--0.5%
Arcelor                                                    70,300      1,643,561
                                                                     -----------

Netherlands--2.4%
Buhrmann NV                                               160,100      1,933,059
ING Groep NV CVA                                          182,900      5,445,060
                                                                     -----------
                                                                       7,378,119
                                                                     -----------
New Zealand--1.5%
DNB NOR ASA                                               183,100      1,886,793
Fletcher Building Ltd.                                    187,500      1,026,878
Norsk Hydro ASA                                            15,200      1,700,904
                                                                     -----------
                                                                       4,614,575
                                                                     -----------
Norway--1.4%
Orkla ASA                                                  54,600      2,071,339
Tandberg ASA                                               75,100      1,003,183
Yara International ASA                                     69,600      1,256,442
                                                                     -----------
                                                                       4,330,964
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
Security                                                 Shares     (Note 1A)
--------------------------------------------------------------------------------
Singapore--0.3%
Keppel Co., Ltd.                                        121,900    $  914,970
                                                                   ----------
Spain--2.9%
ACS Actividades                                          73,200     2,132,605
Banco Santander Central Hispano SA                       70,700       928,383
Corp. Mapfre SA                                         105,100     1,803,095
Repsol YPF SA                                            97,200     3,148,283
Union Fenosa, SA                                         30,400     1,003,640
                                                                   ----------
                                                                    9,016,006
                                                                   ----------
Sweden--2.9%
Ericsson LM                                             681,000     2,487,422
Lindex AB                                                18,300       948,315
Nordea Bank AB                                           94,600       946,256
Skandinaviska Enskilda Banken AB                         97,500     1,786,936
Volvo AB, Class B                                        60,400     2,631,036
                                                                   ----------
                                                                    8,799,965
                                                                   ----------
Switzerland--6.8%
Baloise Holdings                                         13,730       689,470
Compagnie Financiere Richemont AG                        43,900     1,738,161
Credit Suisse Group                                     107,600     4,763,195
Logitech International SA (b)                            47,000     1,900,842
Nestle SA                                                11,580     3,390,621
Novartis AG                                              45,240     2,294,504
Sulzer AG                                                 4,870     2,468,109
UBS AG Registered Shares                                 13,200     1,121,755
Zurich Financial Services AG (b)                         15,790     2,689,814
                                                                   ----------
                                                                   21,056,471
                                                                   ----------
United Kingdom--23.9%
Alliance Unichem PLC                                    107,700     1,644,708
AstraZeneca PLC                                          71,500     3,320,406
Aviva PLC                                               266,700     2,925,950
Barclays PLC                                            275,290     2,780,030
Barratt Developments PLC                                148,200     1,973,273
BHP Billition PLC                                       139,800     2,256,873
BP PLC                                                  575,900     6,835,797
British Airways PLC (b)                                 284,800     1,469,405
British American Tobacco PLC                             90,300     1,895,414
BT Group PLC                                            446,800     1,750,086
Dairy Crest Group PLC                                    94,200       848,352
Diageo PLC                                               69,300       995,395
Enterprise Inns PLC                                     144,500     2,145,568
Friends Provident PLC                                   759,700     2,503,734
Greene King PLC                                          73,100       823,877

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                            Value
Security                                                                       Shares     (Note 1A)
----------------------------------------------------------------------------------------------------
United Kingdom (continued)
HBOS PLC                                                                      184,900  $  2,781,281
Inchcape PLC                                                                   71,716     2,766,727
International Power PLC                                                       288,200     1,262,190
Kelda Group PLC                                                               179,100     2,217,412
Legal & General Group PLC                                                     403,700       807,531
Old Mutual PLC                                                              1,252,800     3,063,509
Royal Bank of Scotland Group PLC                                               45,485     1,289,819
Royal Dutch Shell PLC, Class A shares                                          91,300     3,013,124
Royal Dutch Shell PLC, Class B shares                                          13,100       452,052
Sage Group PLC                                                                341,300     1,386,474
Scottish Power PLC                                                            189,500     1,908,666
Shire Pharmaceuticals Group PLC                                                84,100     1,021,962
Stagecoach Group PLC                                                          512,100     1,008,572
Standard Chartered PLC                                                        112,200     2,418,376
Tesco PLC                                                                     244,800     1,335,293
Tullow Oil PLC                                                                353,000     1,617,531
Vodafone Group PLC                                                          2,521,100     6,553,700
Wolseley PLC                                                                   79,200     1,673,589
Xstrata PLC                                                                   112,400     2,909,997
                                                                                        -----------
                                                                                         73,656,673
                                                                                        -----------
Total Equities (Cost $254,450,157)                                                      302,457,198
                                                                                        -----------
PREFERRED STOCKS--0.7%

Germany--0.7%
Fresenius AG                                                                    8,400     1,164,589
Henkel KGaA                                                                     9,300       845,462
                                                                                        -----------
Total Preferred Stocks (Cost $1,700,273)                                                  2,010,051
                                                                                        -----------

SHORT-TERM INVESTMENTS--0.2%                            Rate    Maturity    Par Value
                                                        ----    --------    ---------
U.S. Government--0.2%
U.S. Treasury Bill (c)(d) (Cost $680,262)               3.32%  12/15/2005    $685,000       680,502
                                                                                        -----------
INVESTMENT OF CASH COLLATERAL--0.0%                                            Shares
                                                                             --------
BlackRock Cash Strategies L.L.C (Cost $49,856)          3.93%                  49,856        49,856
                                                                                        -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $256,880,548)                                      305,197,607
                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                   Value
Security                                                                               Rate          Shares       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--3.9%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (Cost $11,996,372)          3.73%     11,996,372     $ 11,996,372
                                                                                                                ------------
TOTAL INVESTMENTS--103.0% (Cost $268,876,920)                                                                    317,193,979
                                                                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.0%)                                                                     (9,208,720)
                                                                                                                ------------
NET ASSETS--100%                                                                                                $307,985,259
                                                                                                                ============

Notes to Schedule of Investments:

(a)  Security, or a portion of thereof, was on loan at 9/30/05.
(b)  Non-income producing security
(c) Denotes all or part of security segregated as collateral for futures transactions.
(d)  Rate noted is yield to maturity.
(e)  Affiliated institutional money market fund.

At September 30, 2005 the Portfolio held the following futures contracts:

                                                                                     Underlying Face             Unrealized
Contract                                 Position           Expiration Date          Amount at Value             Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (50 Contracts)               Long                12/19/2005               $1,224,450                 $(3,560)
Topix Futures (3 Contracts)                Long                12/9/2005                   373,442                      22
                                                                                                                   -------
                                                                                                                   $(3,538)
                                                                                                                   =======

                                                                Percentage of
           Economic Sector Allocation                             Net Assets
           ------------------------------------------------------------------
           Energy                                                    10.6%
           Communications                                             8.9
           Financial                                                 25.3
           Consumer Cyclical                                         13.5
           Basic Materials                                            6.8
           Industrial                                                10.2
           Utilities                                                  4.7
           Technology                                                 3.1
           Consumer Noncyclical                                      15.0
           Diversified                                                0.7
           Short-term and Other Assets                                1.2
                                                                    -----
                                                                    100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

             Statement of Assets and Liabilities--September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)(including securities on loan, valued at $47,482 (Note 6))
    Unaffiliated issuers, at value (cost $256,880,548)                                                          $305,197,607
    Affiliated issuers, at value (Note 1H) (cost $11,996,372)                                                     11,996,372
  Foreign currency, at value (cost, $20,337,373)                                                                  20,109,837
  Receivable for investments sold                                                                                  1,357,445
  Interest and dividends receivable                                                                                  578,315
  Prepaid expenses                                                                                                    11,099
                                                                                                                ------------
    Total assets                                                                                                 339,250,675

Liabilities
  Payable for investments purchased                                                            $31,039,469
  Collateral for securities on loan (Note 6)                                                        49,856
  Accrued accounting, administration and custody fees (Note 2)                                      23,856
  Payable for variation margin on open futures contracts (Note 5)                                  120,886
  Accrued professional fees                                                                         23,642
  Accrued trustees' fees and expenses (Note 2)                                                       7,707
                                                                                               -----------
    Total liabilities                                                                                             31,265,416
                                                                                                                ------------
Net Assets (applicable to investors' beneficial interest)                                                       $307,985,259
                                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $463,697)                                          $ 4,778,214
  Investment income (Note 1 H):
    Unaffiliated issuers                                                                                       15,563
    Affiliated issuers                                                                                         56,774
  Securitiy lending income (Note 6)                                                                            53,011
                                                                                                          -----------
    Total investment Income                                                                                 4,903,562
Expenses
  Investment advisory fee (Note 2)                                                      $ 1,495,312
  Accounting, administration and custody fees (Note 2)                                      208,132
  Professional fees                                                                          37,308
  Trustees' fees and expenses (Note 2)                                                       31,156
  Insurance expense                                                                           7,100
  Miscellaneous                                                                               9,338
                                                                                        -----------
  Total expenses                                                                                            1,788,346
                                                                                                          -----------
    Net investment income                                                                                   3,115,216
                                                                                                          -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Investment securities                                                                16,625,836
    Futures contracts                                                                     1,536,684
    Foreign currency transactions and forward foreign currency exchange contracts          (604,557)
                                                                                        -----------
      Net realized gain                                                                                    17,557,963
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                30,398,801
    Futures contracts                                                                        38,951
    Foreign currency transactions and forward foreign currency exchange contracts          (251,671)
                                                                                        -----------
      Change in net unrealized appreciation (depreciation)                                                 30,186,081
                                                                                                          -----------
        Net realized and unrealized gain (loss)                                                            47,744,044
                                                                                                          -----------
Net Increase in Net Assets from Operations                                                                $50,859,260
                                                                                                          ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                          For the                 For the
                                                                                        Year Ended             Year Ended
                                                                                    September 30, 2005     September 30, 2004
                                                                                    ------------------     ------------------
Increase (Decrease) in Net Assets

From Operations
  Net investment income (loss)                                                         $  3,115,216            $  1,265,862
  Net realized gain (loss)                                                               17,557,963              15,649,120
  Change in net unrealized appreciation (depreciation)                                   30,186,081               5,266,928
                                                                                       ------------            ------------
  Net increase (decrease) in net assets from operations                                  50,859,260              22,181,910
                                                                                       ------------            ------------
Capital Transactions
  Contributions                                                                         147,880,626              50,826,021
  Withdrawals                                                                           (17,050,877)            (24,372,009)
                                                                                       ------------            ------------
  Net increase (decrease) in net assets from capital transactions                       130,829,749              26,454,012
                                                                                       ------------            ------------
Total Increase (Decrease) in Net Assets                                                 181,689,009              48,635,922
Net Assets
  At beginning of period                                                                126,296,250              77,660,328
                                                                                       ------------            ------------
  At end of period                                                                     $307,985,259            $126,296,250
                                                                                       ============            ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                              For the period
                                                                                                             January 28, 2003
                                                                      Year Ended September 30,                (commencement of
                                                                 -------------------------------               operations) to
                                                                 2005                      2004              September 30, 2003
                                                                --------                 --------                 -------
Total Return (a)                                                   31.12%                   27.12%                  22.46%(b)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                           0.95%                    1.04%                   1.17%(c)
  Net Investment Income (to average daily net assets)*              1.66%                    1.30%                   1.81%(c)
  Portfolio Turnover                                                  58%                      80%                     63%(b)
  Net Assets, End of Year (000's omitted)                       $307,985                 $126,296                 $77,660

-------------
*    For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Ratios (to average daily net assets):
       Expenses                                                      N/A                      N/A                    1.20%(c)
       Net investment income                                         N/A                      N/A                    1.78%(c)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b)  Not annualized.
(c)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index (EAFE) and Canada.

     At September 30, 2005, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At September 30, 2005, The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 93% and 7% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and is then valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C.   Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

     D.   Foreign currency transactions

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E.   Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G.   Expenses

     The majority of expenses of the Trust or Portfolio are directly identifiable to an individual fund or Portfolio. Expenses which are not readily identifiable to a specific fund or Portfolio are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. For the period ended September 30, 2005, the Portfolio was charged $1,495,312 in investment advisory fees to TBCAM.

     The Portfolio compensates Mellon Bank, N.A., a wholly-owned subsidiary of Mellon Financial Corporation, under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $208,132 during the period ended September 30, 2005.

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement, Mellon Bank received $21,530, for the period ended September 30, 2005. See Note 6 for further details.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005 were $244,189,007 and $106,046,221, respectively. For the period ended September 30, 2005 the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

          Aggregate Cost                                 $268,987,609
                                                         ============
          Unrealized appreciation                         $49,241,317
          Unrealized depreciation                          (1,034,947)
                                                         ------------
          Net unrealized appreciation (depreciation)     $ 48,206,370
                                                         ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counter party does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At September 30, 2005, the Portfolio did not hold any options.

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies.

     The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At September 30, 2005, the Portfolio did not hold any open foreign currency exchange contracts.

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counter party does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Portfolio held open financial futures contracts as disclosed in the schedule of investments.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $232,005 of which, $178,994 was rebated to borrowers or paid in fees. At September 30, 2005, the Portfolio had securities valued at $47,482 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the expense allocated to the Portfolio was $2,581.

     During the period ended September 30, 2005, the Portfolio had average borrowings outstanding of $508,400 on a total of five days and incurred $265 of interest expense.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company International Core Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Core Equity Portfolio (the "Portfolio") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from January 28, 2003 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                           Number of                      Trustee
                                                                     Principal          Portfolios in       Other       Remuneration
Name                                        Term of Office         Occupation(s)        Fund Complex    Directorships  (period ended
Address, and                 Position(s)    and Length of           During Past          Overseen by       Held by     September 30,
Date of Birth              Held with Trust   Time Served              5 Years              Trustee         Trustee          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee       Chairman Emeritus, Decision       33             None           $299
c/o Decision Resources, Inc.                  since         Resources, Inc. ("DRI")
260 Charles Street                            11/3/1986     (biotechnology research and
Waltham, MA 02453                                           consulting firm); formerly
9/30/40                                                     Chairman of the Board and
                                                            Chief Executive Officer, DRI

Caleb Loring III               Trustee        Trustee       Trustee, Essex Street             33             None           $311
c/o Essex Street Associates                   since         Associates (family
P.O. Box 5600                                 11/3/1986     investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee       William Joseph Maier,             33             None           $299
c/o Harvard University                        since         Professor of Political
Littaver Center 127                           9/13/1989     Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                 Trustee        Trustee       formerly Trustee, Mertens         33             None           $299
P.O. Box 2333                                 since         House, Inc. (hospice)
New London, NH 03257                          11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard            Trustee,       Since 2003    President and Chief               33             None             $0
Mellon Institutional        President and                   Operating Officer of The
Asset Management           Chief Executive                  Boston Company Asset
One Boston Place               Officer                      Management, LLC; formerly
Boston, MA 02108                                            Senior Vice President and
7/24/65                                                     Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers who are Not Trustees

Name                                                 Term of Office
Address, and                   Position(s)            and Length of               Principal Occupation(s)
Date of Birth                Held with Trust           Time Served                  During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President and           Since 2003            Senior Vice President and Head of
Mellon Institutional           Secretary                                      Operations, Mellon Institutional Asset
Asset Management                                                              Management; formerly First Vice President,
One Boston Place                                                              Mellon Institutional Asset Management and
Boston, MA 02108                                                              Mellon Global Investments
2/20/61

Steven M. Anderson           Vice President           Vice President since    Vice President and Mutual Funds Controller,
Mellon Institutional          and Treasurer           1999; Treasurer         Mellon Institutional Asset Management
Asset Management                                      since 2002
One Boston Place
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice           Since 1996              Vice President and Manager, Mutual Funds
Mellon Institutional           President                                      Operations, Mellon Institutional Asset
Asset Management                                                              Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren             Assistant Vice           Since 2001              Assistant Vice President and Compliance
Mellon Institutional           President                                      Manager, Mellon Institutional Asset
Asset Management                                                              Management ("MIAM"); formerly Shareholder
One Boston Place                                                              Services, MIAM and Shareholder
Boston, MA 02108                                                              Representative, Standish Mellon Asset
1/19/71                                                                       Management Company LLC

Mary T. Lomasney             Chief Compliance         Since 2005              First Vice President, Mellon Institutional
Mellon Institutional             Officer                                      Asset Management and Chief Compliance
Asset Management                                                              Officer, Mellon Funds Distributor; formerly
One Boston Place                                                              Director, Blackrock, Inc., Senior Vice
Boston, MA 02108                                                              President, State Street Research &
4/8/57                                                                        Management Company ("SSRM"), Vice President, SSRM

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

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

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

                       [LOGO] Mellon
                              --------------------------
                              Mellon Institutional Funds

                              One Boston Place
                              Boston, MA 02108-4408
                              800.221.4795
                              www.melloninstitutionalfunds.com

                                                                   6924AR0905

                                            [LOGO] Mellon
                                                   --------------------------
                                                   Mellon Institutional Funds

                                    Standish Mellon Massachusetts
Annual Report                       Intermediate Tax Exempt Bond Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard

Patrick J. Sheppard
President and CEO
Mellon Institutional Funds

                    One Boston Place * Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

A steady stream of tax exempt coupon income was the primary source of municipal bond returns this year. For the year ended September 30, 2005, the Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund produced a total return after all expenses of 1.72%. This result trailed the benchmark performance index (Lehman Brothers 3,5,7 and 10 Year Municipal Bond Index) return of 1.77% for that period. Please note that the Massachusetts Fund invests only in bonds where interest is exempt from Massachusetts and federal income taxes, while the benchmark index is national in scope.

The Federal Reserve fought relentlessly throughout the year against an outbreak of inflation, pushing short-term interest rates higher in each of the past 11 meetings. Ordinarily a tightening regime causes yields on most short-term securities to climb in concert with the Fed's actions, while longer yields also increase, but by a smaller margin. Indeed, over the past 12 months, two-year municipal rates rose by more than a point. Longer municipal yields, however, barely budged: ten-year rates increased by a quarter of a point and twenty-year rates actually decreased. A new Federal Reserve study suggests foreign capital flowing into U.S. bonds has been a major contributor to the curiously low level of long-term domestic interest rates.

Growing investor demand for excess tax-free income drove up valuations among income-oriented municipal bond sectors. Consequently, the Fund's holdings in hospital bonds, which typically carry a significant yield premium, outperformed. In addition, the Fund's underweighting in lower-yielding government-backed municipal securities proved a fruitful strategy.

The Fund continued to benefit from strengthening municipal bond credit quality. State tax revenues grew dramatically, leading to a ratings upgrade for the Commonwealth's general obligation bonds in the spring of 2005. Furthermore, the Massachusetts economy continues to grow, albeit at a moderate rate. Employment has increased on a year-over-year basis each month since July 2004, although the rate of growth lags both the nation and New England. About three-quarters of the Fund's holdings on September 30, 2005 were rated double-A or higher, with one-third of the bonds insured by triple-A rated financial guarantors.

With inflation expectations building, we believe the Fed will stay vigilant and continue in their series of measured interest rate hikes until signs of economic softness appear. The gap between short-term and longer term interest rates remains narrow, and we do not believe it is likely to decline much more. We are maintaining the Fund's interest rate sensitivity at a neutral level, and we will invest strategically across the broad spectrum of intermediate maturities to capture the best balance of excess yield and risk.

The Fund's Board of Trustees has voted to recommend to the Fund's shareholders that the Fund be liquidated. For more information concerning the liquidation proposal, see "Subsequent Event: Fund Liquidation Proposal" in the notes to the financial statements. It has been our privilege to manage the Fund.

Sincerely,

/s/ Steven W. Harvey                      /s/ Christine L. Todd
Steven W. Harvey                          Christine L. Todd

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

             Comparison of Change in Value of $100,000 Investment in
      Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund and
               the Lehman Brothers 3-5-7-10 Year Muni Bond Index
--------------------------------------------------------------------------------

   [THE DATA IN THE LINE CHART IS A REPRESENTATION OF THE PRINTED MATERIAL.]

                            Standish Mellon               Lehman Brothers
PERIOD                MA Intermediate Tax Exempt     3-5-7-10 Year Muni Bond Index*
                               Bond Fund
9/30/95                         100,000                       100,000
12/31/95                        102,536                       102,312
3/31/96                         101,893                       102,197
6/30/96                         102,675                       102,731
9/30/96                         104,280                       104,466
12/31/96                        106,690                       106,806
3/31/97                         106,472                       106,872
6/30/97                         109,406                       109,632
9/30/97                         112,139                       112,269
12/31/97                        114,579                       114,481
3/31/98                         115,794                       115,732
6/30/98                         117,224                       117,156
9/30/98                         120,489                       120,433
12/31/98                        121,200                       121,360
3/31/99                         121,952                       122,442
6/30/99                         119,804                       120,708
9/30/99                         120,269                       121,733
12/31/99                        120,013                       121,753
3/31/00                         121,832                       123,617
6/30/00                         123,266                       125,528
9/30/00                         125,952                       128,141
12/31/00                        129,939                       132,026
3/31/01                         132,972                       135,452
6/30/01                         133,759                       136,591
9/30/01                         137,665                       140,288
12/31/01                        136,147                       139,486
3/31/02                         136,777                       140,626
6/30/02                         141,981                       146,042
9/30/02                         147,429                       151,624
12/31/02                        147,374                       152,216
3/31/03                         148,729                       153,874
6/30/03                         152,035                       157,139
9/30/03                         152,177                       158,145
12/31/03                        153,262                       159,065
3/31/04                         155,184                       161,100
6/30/04                         151,725                       157,856
9/30/04                         156,237                       162,689
12/31/04                        157,277                       163,763
3/31/05                         155,990                       162,302
6/30/05                         159,477                       165,946
9/30/05                         158,922                       165,562

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
================================================================================
                                                                       Since
                                                                     Inception
               1 Year      3 Years       5 Years        10 Years     11/2/1992
--------------------------------------------------------------------------------
Fund           1.72%       2.53%         4.76%          4.74%        5.07%

* Source: Lipper Inc.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                            Expenses Paid
                                     Beginning            Ending            During Period+
                                   Account Value       Account Value       April 1, 2005 to
                                   April 1, 2005     September 30, 2005   September 30, 2005
--------------------------------------------------------------------------------------------
Actual                               $1,000.00            $1,018.80              $3.29
Hypothetical (5% return
  per year before expenses)          $1,000.00            $1,021.81              $3.29

----------
+ Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Percentage of
Top Ten Holdings*                                   Rate      Maturity    Investments
---------------------------------------------------------------------------------------
Commonwealth of Massachusetts NCL                  5.500     12/1/2011        7.2%
Commonwealth of Massachusetts NCL                  6.000     11/1/2011        4.4
Mass Bay Transportation Authority FGIC             7.000      3/1/2011        3.6
Mass Bay Transportation Authority FGIC             7.000      3/1/2011        3.4
Foxborough MA Stadium                              5.750      6/1/2011        3.4
Mass Special Obligation NCL                        5.500      6/1/2013        3.2
Mass Port Authority                                6.000      7/1/2011        3.2
Springfield Mass MBIA NCL                          5.250      8/1/2015        3.2
State of Massachusetts                             5.250      1/1/2018        3.2
Mass State School Building Auth Dedicated
  Sales Tax Revenue FSA                            5.000     8/15/2014        3.2
                                                                             -----
                                                                             38.0%

* Excluding short-term investments.

                                                Percentage of
Economic Sector Allocation                        Net Assets
-------------------------------------------------------------
General Obligations                                   25.3%
Government Backed                                      9.7
Industrial Development                                 3.6
Insured Bond                                          29.1
Lease Revenue                                          2.2
Letter of Credit                                       1.2
Revenue Bonds                                         15.3
Special Revenues                                      11.9
Short Term and Net Other Assets                        1.7
                                                    ------
                                                    100.0%

Summary of Combined Ratings +
-------------------------------------------------------------
Quality Breakdown                                   Value (%)
-------------------------------------------------------------
AAA                                                   40.6
AA                                                    36.0
A                                                      2.5
BBB                                                   20.9
                                                     -----
   Total                                             100.0

+ Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                           Par          Value
Security                                                                        Rate       Maturity       Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
BONDS--98.3%

General Obligations--25.3%
Commonwealth of Massachusetts NCL                                               6.000%     11/1/2011   $1,350,000    $1,527,633
Commonwealth of Massachusetts NCL                                               5.500      12/1/2011    2,250,000     2,486,655
Mass College Building Authority                                                 7.500       5/1/2007      450,000       480,285
Mass College Building Authority                                                 7.500       5/1/2008      250,000       275,748
Massachusetts State NCL                                                         5.500      10/1/2016      500,000       566,160
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)                             5.000       7/1/2018      750,000       779,693
Puerto Rico Commonwealth NCL                                                    6.500       7/1/2013      500,000       581,370
Puerto Rico Public Building Authority Revenue                                   5.000       7/1/2028      250,000       264,473
Puerto Rico Public Financial Corp. LOC: Government
  Development Bank for Puerto Rico                                              5.750       8/1/2027      250,000       273,190
State of Massachusetts                                                          5.250       1/1/2018    1,000,000     1,094,930
University of Massachusetts Building Authority State Guarantee                  6.625       5/1/2007      500,000       527,225
                                                                                                                     ----------
                                                                                                                      8,857,362
                                                                                                                     ----------
Government Backed--9.7%
Commonwealth of Massachusetts--Series C                                         5.250       8/1/2009      835,000       888,440
Commonwealth of Massachusetts NCL--Series B                                     6.500       8/1/2008      550,000       596,123
Commonwealth of Massachusetts Prerefunded                                       6.000       6/1/2014      565,000       625,681
Commonwealth of Massachusetts Prerefunded                                       5.625       6/1/2018      500,000       549,085
Mass DFA Massachusetts College of Pharmacy                                      5.750       7/1/2006      280,000       284,292
Mass Revenue Rail Connections, Inc. (b)                                         0.000       7/1/2022      500,000       194,515
Massachusetts State Water Pollution Abatement Trust Prerefunded                 5.250       8/1/2013      245,000       268,162
                                                                                                                     ----------
                                                                                                                      3,406,298
                                                                                                                     ----------
Industrial Development--3.6%
Boston MA Industrial Development Financing Authority AMT                        7.375      5/15/2015      690,000       693,767
Mass DFA Waste Management Resource Recovery AMT                                 6.900      12/1/2029      500,000       558,190
                                                                                                                     ----------
                                                                                                                      1,251,957
                                                                                                                     ----------
Insured Bond--29.1%
Commonwealth of Massachusetts MBIA NCL                                          5.500      11/1/2012      685,000       763,796
Mass Bay Transportation Authority FGIC                                          7.000       3/1/2014      900,000     1,084,644
Mass Bay Transportation Authority FGIC                                          7.000       3/1/2011    1,000,000     1,168,290
Mass Bay Transportation Authority FGIC                                          7.000       3/1/2011    1,055,000     1,235,373
Mass Port Authority MBIA NCL AMT                                                5.750       7/1/2007      500,000       519,045
Mass Special Obligation NCL                                                     5.000     12/15/2013      500,000       539,690
Massachusetts State Health & Educational Facility Authority Revenue FGIC        5.000      8/15/2015    1,000,000     1,086,730
Mass State School Building Auth Dedicated Sales Tax Revenue FSA                 5.000      8/15/2014    1,000,000     1,093,460
Puerto Rico Commonwealth Highway & Transportation Authority MBIA                5.500       7/1/2013      640,000       721,920
Puerto Rico Electric Power Authority Revenue                                    5.500       7/1/2016      250,000       284,570
Springfield Mass MBIA NCL                                                       5.250       8/1/2015    1,000,000     1,110,090
State of Massachusetts                                                          5.250       8/1/2020      500,000       562,180
                                                                                                                     ----------
                                                                                                                     10,169,788
                                                                                                                     ----------
Lease Revenue--2.2%
Puerto Rico Housing Bank Appropriation                                          5.125      12/1/2005      750,000       752,228
                                                                                                                     ----------
LOC--1.2%
Boston MA Industrial Development Financing
Authority LOC: Bank of New York AMT                                             5.875       4/1/2030      430,000       435,022
                                                                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                           Par          Value
Security                                                                        Rate       Maturity       Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Revenue Bonds--15.3%
Mass DFA Biomedical Research                                                    6.000%      8/1/2011   $  550,000   $   600,798
Mass DFA Deerfield Academy                                                      5.000      10/1/2013      400,000       433,740
Mass DFA Hampshire College                                                      5.150      10/1/2014      450,000       466,376
Mass DFA Massachusetts College of Pharmacy
and Allied Health Sciences NCL                                                  5.000       7/1/2009      425,000       439,599
Mass DFA Williston School                                                       6.000      10/1/2013      380,000       404,879
Mass HEFA Baystate Medical Center NCL                                           5.000       7/1/2010      250,000       260,900
Mass HEFA Milford Hospital NCL                                                  5.250      7/15/2007      600,000       609,510
Mass HEFA No. Adams Regional Hospital                                           6.750       7/1/2009       75,000        77,457
Mass IFA Wentworth Institute                                                    5.050      10/1/2005      290,000       290,000
Mass Port Authority                                                             6.000       7/1/2011    1,000,000     1,115,060
Massachusetts State Water Pollution Abatement Trust                             5.250       8/1/2013        5,000         5,460
Puerto Rico Industrial Tour Ed Anamendez University                             5.000       2/1/2006      650,000       652,854
                                                                                                                    -----------
                                                                                                                      5,356,633
                                                                                                                    -----------
Special Revenues--11.9%
Foxborough MA Stadium                                                           5.750       6/1/2011    1,050,000     1,161,951
Mass Bay Transportation Authority Sales Tax Revenue                             5.250       7/1/2021      750,000       850,193
Mass Special Obligation NCL                                                     5.500       6/1/2013    1,000,000     1,121,830
Virgin Islands Public Finance Authority                                         5.625      10/1/2010    1,000,000     1,042,977
                                                                                                                    -----------
                                                                                                                      4,176,951
                                                                                                                    -----------
TOTAL BONDS (Cost $33,446,211)                                                                                       34,406,239
                                                                                                                    -----------
SHORT-TERM INVESTMENTS--0.4%
Short-Term Bonds--0.3%
Mass DFA Boston University (c)                                                  2.900      10/1/2042      100,000       100,000
                                                                                                                    -----------

Investment Companies--0.1%                                                                                 Shares
                                                                                                          -------
Federated Massachusetts Municipal Cash Trust Fund                               2.120                      52,490        52,490
                                                                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $152,490)                                                                            152,490
                                                                                                                    -----------
TOTAL INVESTMENTS--98.7% (Cost $33,598,701)                                                                          34,558,729
                                                                                                                    -----------
OTHER ASSETS, LESS LIABILITIES--1.3%                                                                                    452,110
                                                                                                                    -----------
NET ASSETS--100%                                                                                                    $35,010,839
                                                                                                                    ===========

Notes to Schedule of Investments:
AMT--Alternative Minimum Tax
DFA--Development Finance Agency
FGIC--Financial Guaranty Insurance Co.
FSA--Financial Security Assurance
HEFA--Health & Educational Facilities Authority
IFA--Industrial Finance Authority
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
NCL--Non-callable
(a) Variable Rate Security; rate indicated is as of 9/30/05.
(b) Zero coupon security.
(c) Variable rate securities that reset monthly or more frequently and have put features that can be exercised within 7 days.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (cost $33,598,701)                               $34,558,729
  Interest receivable                                                                               506,081
  Receivable for Fund shares sold                                                                        40
  Prepaid expenses                                                                                   10,692
                                                                                                -----------
    Total assets                                                                                 35,075,542
Liabilities
  Distributions payable                                                           $31,762
  Accrued professional fees                                                        18,203
  Accrued accounting, custody, administration and transfer agent fees (Note 2)      7,448
  Accrued trustees' fees (Note 2)                                                   2,286
  Other accrued expenses and liabilities                                            5,004
                                                                                  -------
    Total liabilities                                                                                64,703
                                                                                                -----------
Net Assets                                                                                      $35,010,839
                                                                                                ===========
  Net Assets consist of:
  Paid-in capital                                                                               $33,752,574
  Accumulated net realized gain                                                                     278,473
  Undistributed net investment income                                                                19,764
  Net unrealized appreciation                                                                       960,028
                                                                                                -----------
Total Net Assets                                                                                $35,010,839
                                                                                                ===========
Shares of beneficial interest outstanding                                                         1,665,068
                                                                                                ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                    $21.03
                                                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                           $1,764,694

Expenses
  Investment advisory fee (Note 2)                                                          $161,656
  Accounting, custody, administration and transfer agent fees (Note 2)                        92,203
  Registration fees                                                                            7,295
  Professional fees                                                                           35,493
  Trustees' fees and expenses (Note 2)                                                         8,127
  Insurance expense                                                                            4,779
  Miscellaneous expenses                                                                      14,854
                                                                                          ----------
    Total expenses                                                                           324,407

Deduct:
  Waiver of invesment advisory fee (Note 2)                                                 (61,716)
                                                                                          ----------
    Net Expenses                                                                                               262,691
                                                                                                            ----------
      Net investment income                                                                                  1,502,003
                                                                                                            ----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on
    Investment securities                                                                    293,874
                                                                                          ----------
    Net realized gain                                                                                          293,874
  Change in unrealized appreciation (depreciation) on
    Investment securities                                                                 (1,097,446)
                                                                                          ----------
       Net change in net unrealized appreciation (depreciation)                                             (1,097,446)
                                                                                                            ----------
         Net realized and unrealized gain (loss) on investments                                               (803,572)
                                                                                                            ----------
Net Increase in Net Assets from Operations                                                                    $698,431
                                                                                                            ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 For the                For the
                                                                                Year Ended            Year Ended
                                                                             September 30, 2005    September 30, 2004
                                                                             ------------------    ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                        $  1,502,003         $  1,677,542
  Net realized gains                                                                293,874              270,520
  Change in net unrealized appreciation (depreciation)                           (1,097,446)            (706,976)
                                                                               ------------         ------------
  Net increase in net assets from investment operations                             698,431            1,241,086
                                                                               ------------         ------------
Distributions to Shareholders (Note 1C)
  From net investment income                                                     (1,496,987)          (1,670,668)
  From net realized gains on investments                                           (248,671)          (1,266,678)
                                                                               ------------         ------------
  Total distributions to shareholders                                            (1,745,658)          (2,937,346)
                                                                               ------------         ------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                2,429,041            2,234,159
  Value of shares issued to shareholders in reinvestment of distributions         1,228,760            2,294,786
  Cost of shares redeemed                                                       (11,679,296)         (10,485,190)
                                                                               ------------         ------------
Net increase in net assets from Fund share transactions                          (8,021,495)          (5,956,245)
                                                                               ------------         ------------
Total Decrease in Net Assets                                                     (9,068,722)          (7,652,505)

Net Assets
  At beginning of period                                                         44,079,561           51,732,066
                                                                               ------------         ------------
  At end of period (including undistributed
    net investment income of $19,764 and $19,764)                              $ 35,010,839         $ 44,079,561
                                                                               ============         ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                  Year Ended September 30,
                                                            ------------------------------------------------------------------
                                                               2005          2004          2003          2002          2001
                                                            ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                        $    21.58    $    22.36    $    22.52    $    21.89    $    20.89

From Operations:
  Net investment income* (a)                                      0.79          0.79          0.82          0.88          0.91
  Net realized and unrealized gains (loss) on investments        (0.43)        (0.21)        (0.12)         0.63          1.00
                                                            ----------    ----------    ----------    ----------    ----------
Total from operations                                             0.36          0.58          0.70          1.51          1.91
                                                            ----------    ----------    ----------    ----------    ----------
Less Distributions to Shareholders:
  From net investment income                                     (0.79)        (0.79)        (0.82)        (0.88)        (0.91)
  From net realized gains on investments                         (0.12)        (0.57)        (0.04)           --            --
                                                            ----------    ----------    ----------    ----------    ----------
Total distributions to shareholders                              (0.91)        (1.36)        (0.86)        (0.88)        (0.91)
                                                            ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                              $    21.03    $    21.58    $    22.36    $    22.52    $    21.89
                                                            ==========    ==========    ==========    ==========    ==========

Total Return (b)                                                  1.72%         2.64%         3.20%         7.09%         9.32%
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                         0.65%         0.65%         0.65%         0.65%         0.65%
  Net Investment Income (to average daily net assets)*            3.71%         3.62%         3.68%         4.01%         4.23%
  Portfolio Turnover                                                17%           16%           25%           13%           22%
  Net Assets, End of Period (000's omitted)                 $   35,011    $   44,080    $   51,732    $   65,726    $   64,246

----------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

  Net investment income per share (a)                            $0.75         $0.77         $0.81         $0.87         $0.91
  Ratios (to average daily net assets):
    Expenses                                                      0.80%         0.75%         0.70%         0.68%         0.65%
    Net investment income                                         3.56%         3.52%         3.63%         3.98%         4.23%

(a) Calculated using the average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The objective of the Fund is to provide a high level of interest income exempt from Massachusetts and federal income taxes, while seeking preservation of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in tax exempt municipal securities of Massachusetts issuers and other qualifying issuers (such as Puerto Rico, the U.S. Virgin Islands, and Guam).

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Tax-exempt bonds and notes are priced at market value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

      Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. Securities transactions and income

      Securities transactions are recorded on the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Realized gains and losses from securities sold are recorded on the identified cost basis.

      C. Distributions to shareholders

      Distributions on shares of the Fund are declared daily from net investment income and distributed monthly. Distributions from capital gains, if any, are distributed annually by the Fund. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

      Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      D. Expenses

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      E. Commitments and contingencies

      In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)   Investment Advisory Fee and Other Transactions with Affiliates:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at an annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total annual operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.65% of the Fund's average daily net assets for the period ended September 30, 2005. Pursuant to this agreement, for the period ended September 30, 2005, Standish Mellon voluntarily waived a portion of its advisory fee in the amount of $61,716. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc., a fixed fee plus per account and transaction-based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Fund was charged $12,033 during the period ended September 30, 2005.

      The Fund has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $80,170 during the period ended September 30, 2005.

      Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

      The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term investments, for the period ended September 30, 2005 were $6,759,009 and $14,693,431, respectively. For the period ended September 30, 2005, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                      For the              For the
                                                    Year Ended           Year Ended
                                                September 30, 2005   September 30, 2004
                                                ------------------   ------------------
         Shares sold                                  115,025               103,349
         Shares issued to shareholders in
           reinvestment of distributions               57,675               106,046
         Shares redeemed                             (550,224)             (480,604)
                                                     --------              --------
         Net decrease                                (377,524)             (271,209)
                                                     ========              ========

      At September 30, 2005, the Fund had two shareholders of record owning approximately 37% of the Fund's outstanding shares. Investment activity of these shareholders could have a material impact on the Fund.

      The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 7 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 20005, the Fund received no redemption fees.

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)   Federal Taxes:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends.

      The tax basis components of distributable earnings and the federal tax cost as of September 30, 2005, was as follows:

      Unrealized appreciation                                       $  1,082,247
      Unrealized depreciation                                           (122,270)
                                                                    ------------
      Net unrealized appreciation/depreciation                           959,977
      Undistributed ordinary income                                      127,086
      Undistributed capital gains                                        278,524
                                                                    ------------
      Total distributable earnings                                  $  1,365,587
                                                                    ============
              Cost for federal income tax purposes                  $ 33,598,752

      Tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004 were as follows:

         Distributions paid from:           2005               2004
                                         ----------         ----------
           Tax-exempt income             $1,496,987         $1,670,668
           Capital gains-long term          248,671          1,266,678

(6)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

      Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

      The Fund may trade the following financial instruments with off-balance sheet risk:

      Futures contracts

      The Fund may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At September 30, 2005, the Fund did not hold any outstanding futures contracts. (7)

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(7)   Delayed Delivery Transactions:

      The Fund may purchase securities on a "when-issued," "delayed delivery" or "forward commitment" basis. Delivery and payment for such securities typically take longer than the customary settlement periods. The payment obligation and interest rates on the securities are fixed at the time the Fund enters into such commitments, but interest will not accrue to the Fund until delivery of and payment for the securities. The Fund may receive compensation for such forgone interest. Although the Fund will only make commitments to purchase when-issued, delayed delivery or forward commitment securities with the intention of actually acquiring the securities, the Fund may sell the securities before the settlement date if deemed advisable by the investment adviser. The Fund offsets in its Statement of Assets and Liabilities the payables and receivables associated with the purchases and sales of when-issued, delayed delivery or forward commitment securities that have the same coupon, settlement date and broker. When-issued, delayed delivery or forward commitment securities that are purchased from or sold to different brokers are reflected as both payables and receivables in the Fund's Statement of Assets and Liabilities.

      Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid obligations with a market value at least equal to the amount of the Fund's commitment will be segregated with the Fund's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.

      Securities purchased on a when-issued, delayed delivery or forward commitment basis may have a market value on delivery that is less than the amount paid by the Fund. The Fund may also sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the Fund.

      At September 30, 2005, the Fund did not hold any delayed delivery securities.

(8)   Line of Credit:

      The Fund, other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the expense related to the facility fee was $1,266 for the Fund.

      During the period ended September 30, 2005, the Fund had average borrowings outstanding of $72,450 on a total of twenty eight days and incurred $145 of interest expense.

(9)   Subsequent Event:

      On October 18, 2005, the Board of Trustees of Mellon Institutional Funds Investment Trust considered and approved a proposal to liquidate and dissolve the Fund. Shareholders were notified of this proposal pursuant to a supplement to the Fund's prospectus dated November 1, 2005. Definitive proxy materials relating to this proposal were mailed on or around November 9, 2005 to the shareholders of record of the Fund as of the close of business on November 1, 2005. If the Fund's shareholders approve this proposal at a meeting to be held on December 20, 2005, the Fund will be liquidated and dissolved as soon as practicable thereafter.

      Prior to the Fund's liquidation and dissolution, shareholders will be entitled to exchange out of the Fund or redeem their shares in the manner set forth in the Fund's current prospectus.

      In connection with winding up the Fund's affairs and liquidating all of its assets, the Fund may depart from its stated investment objective and policies and may hold a significant portion of its total assets in cash, U.S. Government securities and other short-term debt instruments

                   Mellon Institutional Funds Investment Trust
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

As described in Note 9, the trustees have approved, and placed before the shareholders for their approval, a proposal to liquidate the Fund.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        Number of                      Trustee
                                                               Principal              Portfolios in       Other      Remuneration
Name                                        Term of Office    Occupation(s)           Fund Complex    Directorships  (period ended
Address, and                 Position(s)    and Length of      During Past            Overseen by        Held by     September 30,
Date of Birth              Held with Trust   Time Served         5 Years                Trustee          Trustee         2005)
----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming c/o         Trustee          Trustee         Chairman Emeritus,           33             None          $299
Decision Resources, Inc.                       since           Decision Resources, Inc.
260 Charles Street                             11/3/1986       ("DRI") (biotechnology
Waltham, MA 02453 9/30/40                                      research and consulting
                                                               firm); formerly Chairman
                                                               of the Board and Chief
                                                               Executive Officer, DRI

Caleb Loring III              Trustee          Trustee         Trustee, Essex Street        33             None          $311
c/o Essex Street Associates                    since           Associates (family
P.O. Box 5600                                  11/3/1986       investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman c/o      Trustee          Trustee         William Joseph Maier,        33             None          $299
Harvard University                             since           Professor of Political
Littaver Center 127                            9/13/1989       Economy, Harvard
Cambridge, MA 02138                                            University
8/5/44

John H. Hewitt                Trustee          Trustee         formerly Trustee, Mertens    33             None          $299
P.O. Box 2333                                  since           House, Inc. (hospice)
New London, NH 03257                           11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard            Trustee,        Since 2003      President and Chief          33             None          $0
Mellon Institutional          President                        Operating Officer of The
Asset Management              and Chief                        Boston Company Asset
One Boston Place              Executive                        Management, LLC; formerly
Boston, MA 02108               Officer                         Senior Vice President and
7/24/65                                                        Chief Operating Officer,
                                                               Mellon Institutional
                                                               Asset Management ("MIAM")
                                                               and Vice President and
                                                               Chief Financial Officer,
                                                               MIAM

Principal Officers who are Not Trustees

Name                                                Term of Office
Address, and                  Position(s)           and Length of                       Principal Occupation(s)
Date of Birth               Held with Trust          Time Served                          During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann           Vice President           Since 2003            Senior Vice President and Head of Operations,
Mellon Institutional        and Secretary                                  Mellon Institutional Asset Management; formerly First
Asset Management                                                           Vice President, Mellon Institutional Asset Management
One Boston Place                                                           and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson          Vice President           Vice President        Vice President and Mutual Funds Controller,
Mellon Institutional        and Treasurer            since 1999;           Mellon Institutional Asset Management
Asset Management                                     Treasurer
One Boston Place                                     since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland          Assistant Vice           Since 1996            Vice President and Manager, Mutual Funds
Mellon Institutional          President                                    Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren            Assistant Vice           Since 2001            Assistant Vice President and Manager,
Mellon Institutional          President                                    Shareholder Services, Mellon Institutional Asset
Asset Management                                                           Management; formerly Shareholder Representative,
One Boston Place                                                           Standish Mellon Asset Management Company LLC
Boston, MA 02108
1/19/71

Mary T. Lomasney              Chief                  Since 2005            First Vice President, Mellon Institutional Asset
Mellon Institutional        Compliance                                     Management and Chief Compliance Officer,
Asset Management             Officer                                       Mellon Funds Distributor; formerly Director,
One Boston Place                                                           Blackrock, Inc., Senior Vice President, State Street
Boston, MA 02108                                                           Research & Management Company ("SSRM"),
4/8/57                                                                     Vice President, SSRM

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

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

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

                        [LOGO] Mellon
                               --------------------------
                               Mellon Institutional Funds

                               One Boston Place
                               Boston, MA 02108-4408
                               800.221.4795
                               www.melloninstitutionalfunds.com

                                                                      6932AR0905

                                             [LOGO] Mellon
                                                    --------------------------
                                                    Mellon Institutional Funds

Annual Report                             Standish Mellon
                                          Intermediate Tax Exempt Bond Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard

Patrick J. Sheppard
President and CEO
Mellon Institutional Funds

                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

A steady stream of tax exempt coupon income was the primary source of municipal bond returns this year. For the year ended September 30, 2005, the Standish Mellon Intermediate Tax Exempt Bond Fund produced a total return after all expenses of 2.18%. This result exceeded the benchmark performance index (Lehman Brothers 3,5,7 and 10 Year Municipal Bond Index) return of 1.77% for that period.

The Federal Reserve fought relentlessly throughout the year against an outbreak of inflation, pushing short- term interest rates higher in each of the past 11 meetings. Ordinarily a tightening regime causes yields on most short-term securities to climb in concert with the Fed's actions, while longer yields also increase, but by a smaller margin. Indeed, over the past 12 months, two-year municipal rates rose by more than a point. Longer municipal yields, however, barely budged: ten-year rates increased by a quarter of a point and twenty-year rates actually decreased. A new Federal Reserve study suggests foreign capital flowing into U.S. bonds has been a major contributor to the curiously low level of long-term domestic interest rates.

Growing investor demand for excess tax-free income drove up valuations among income-oriented municipal bond sectors. Consequently, the Fund's holdings in hospital and tobacco securitization bonds, which typically carry a significant yield premium, outperformed. In addition, the Fund's underweighting in lower-yielding government-backed municipal securities proved a fruitful strategy. Security selection in the housing sector emphasized shorter, defensive bonds, which was a favorable strategy in an environment of rising short rates.

Municipal bond credit quality strengthened further, and was largely unimpaired by the devastation from hurricanes Katrina and Rita. Gulf Cost areas affected by the storms are the source of only a small portion of the tax-free market's total supply. Also, our research indicates that the triple-A rated bond insurers, which guarantee almost half of all municipal debt outstanding, can make any storm-related payments with their claims-paying abilities and ratings intact. We continue to use proprietary research to not only avoid potential problems, but more importantly, to identify undervalued sectors and securities that add value by providing excess income as well as the potential for capital appreciation.

With inflation expectations building, we believe the Fed will stay vigilant and continue in their series of measured interest rate hikes until signs of economic softness appear. The gap between short-term and longer term interest rates remains narrow, and we do not believe it is likely to decline much more. We are maintaining the Fund's interest rate sensitivity at a neutral level, and we will invest strategically across the broad spectrum of intermediate maturities to capture the best balance of excess yield and risk.

It has been our privilege to manage the Fund, and we thank you for your continued support.

Sincerely,

/s/ Steven W. Harvey                            /s/ Christine L. Todd

Steven W. Harvey                                Christine L. Todd

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

             Comparison of Change in Value of $100,000 Investment in
             Standish Mellon Intermediate Tax Exempt Bond Fund and
                the Lehman Brothers 3-5-7-10 Year Muni Bond Index
--------------------------------------------------------------------------------

[THE FOLLOWING IS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                        Standish Mellon                  Lehman Brothers
PERIOD              Intermediate Tax Exempt     3-5-7-10 Year Muni Bond Index*
                           Bond Fund
 9/30/95                    100,000                         100,000
12/31/95                    102,772                         102,312
 3/31/96                    102,339                         102,197
 6/30/96                    103,271                         102,731
 9/30/96                    105,268                         104,466
12/31/96                    107,654                         106,806
 3/31/97                    107,639                         106,872
 6/30/97                    110,822                         109,632
 9/30/97                    113,945                         112,269
12/31/97                    116,312                         114,481
 3/31/98                    117,408                         115,732
 6/30/98                    118,916                         117,156
 9/30/98                    122,181                         120,433
12/31/98                    122,587                         121,360
 3/31/99                    123,419                         122,442
 6/30/99                    121,301                         120,708
 9/30/99                    121,761                         121,733
12/31/99                    121,531                         121,753
 3/31/00                    123,757                         123,617
 6/30/00                    125,258                         125,528
 9/30/00                    127,759                         128,141
12/31/00                    131,809                         132,026
 3/31/01                    134,723                         135,452
 6/30/01                    135,663                         136,591
 9/30/01                    139,239                         140,288
12/31/01                    138,273                         139,486
 3/31/02                    139,289                         140,626
 6/30/02                    144,110                         146,042
 9/30/02                    149,903                         151,624
12/31/02                    150,291                         152,216
 3/31/03                    151,875                         153,874
 6/30/03                    155,223                         157,139
 9/30/03                    155,749                         158,145
12/31/03                    156,808                         159,065
 3/31/04                    158,539                         161,100
 6/30/04                    155,302                         157,856
 9/30/04                    160,078                         162,689
12/31/04                    161,418                         163,763
 3/31/05                    160,086                         162,302
 6/30/05                    163,831                         165,946
 9/30/05                    163,568                         165,562

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
--------------------------------------------------------------------------------

                                                                     Since
                                                                   Inception
                    1 Year      3 Years     5 Years    10 Years    11/2/1992
--------------------------------------------------------------------------------
Fund                2.18%        2.95%       5.06%       5.04%       5.46%

* Source: Lipper Inc.
Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                           Expenses Paid
                                                     Beginning                    Ending                   During Period+
                                                   Account Value               Account Value              April 1, 2005 to
                                                   April 1, 2005             September 30, 2005          September 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00                   $1,021.70                      $2.28
Hypothetical (5% return
  per year before expenses)                         $1,000.00                   $1,022.81                      $2.28

-------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                        Percentage of
Top Ten Holdings                                             Rate           Maturity     Investments
------------------------------------------------------------------------------------------------------
New York Dormitory Authority Revenue                        5.250%         11/15/2023        3.0%
Northeast TX Independent School District NCL                5.000           8/1/2010         3.0
Puerto Rico Commonwealth Fuel Sales Tax Revenue             5.000           7/1/2018         2.9
Puerto Rico Public Financial Corp. LOC:
  Government Development Bank for Puerto Rico               5.750           8/1/2027         2.3
New York Dormitory Authority State
  University Educational Facilities MBIA IBC                5.250          5/15/2015         2.0
Lubbock TX Health Facilities Development
  St. Joseph Healthcare System                              5.000           7/1/2008         1.9
Farmington New Mexico Pollution Control Revenue FGIC        3.550           4/1/2029         1.9
Cook County IL School District FSA NCL                      6.750           5/1/2010         1.8
Colorado HFA Single Family Project AMT                      6.800           2/1/2031         1.8
Seattle WA Water System Revenue MBIA NCL                    5.000           9/1/2014         1.7
                                                                                            ----
                                                                                            22.3%

                                                        Percentage of
Economic Sector Allocation                                Net Assets
----------------------------------------------------------------------
General Obligations                                         23.7%
Government Backed                                            1.4
Housing Revenue                                              4.9
Industrial Development                                       8.9
Insured Bond                                                34.4
Lease Revenue                                                4.4
Revenue Bonds                                               16.5
Special Revenues                                             3.9
Short-term and Net Other Assets                              1.9
                                                            -----
                                                            100.0%

Summary of Combined Ratings+
--------------------------------------------------------------------
Quality Breakdown                                         Value (%)
--------------------------------------------------------------------
AAA                                                         46.9
AA                                                          25.4
A                                                           14.7
BBB                                                         13.0
                                                           -----
  Total                                                    100.0

+ Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                        Par          Value
Security                                                                   Rate        Maturity        Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
BONDS--98.2%
General Obligations--23.7%
ABAG CA Odd Fellows Homes                                                  5.700%      8/15/2014    $1,000,000   $  1,056,630
California State                                                           5.000       10/1/2011       230,000        248,619
California State                                                           5.000       10/1/2011        70,000         74,801
California State                                                           5.000        6/1/2014     1,435,000      1,555,425
California State NCL                                                       6.600        2/1/2009     1,000,000      1,101,650
California State NCL                                                       5.750       11/1/2011       300,000        336,804
Commonwealth of Massachusetts NCL                                          6.000       11/1/2010     1,350,000      1,508,895
Commonwealth of Massachusetts NCL                                          5.250        8/1/2014     1,000,000      1,103,830
Goose Creek TX Independent School District                                 7.000       8/15/2009       370,000        418,370
Lake County IL First Preserve District (a)                                 0.000       12/1/2007     1,250,000      1,167,575
New York NY                                                                5.000        9/1/2017     1,000,000      1,064,240
New York NY NCL                                                            5.000        6/1/2011     1,000,000      1,067,850
New York NY NCL                                                            5.000        8/1/2011       770,000        823,623
New York NY NCL                                                            5.000        8/1/2011     1,700,000      1,818,388
New York NY NCL                                                            5.000        8/1/2013     1,500,000      1,609,185
Northeast TX Independent School District NCL                               7.000        2/1/2009     1,000,000      1,114,460
Northeast TX Independent School District NCL                               5.000        8/1/2010     3,000,000      3,210,300
Puerto Rico Commonwealth Fuel Sales Tax Revenue (b)                        5.000        7/1/2018     3,000,000      3,118,770
Puerto Rico Public Building Authority Revenue                              5.000        7/1/2028     1,000,000      1,057,890
Puerto Rico Public Financial Corp. LOC:
  Government Development Bank for Puerto Rico                              5.750        8/1/2027     2,250,000      2,458,710
                                                                                                                 ------------
                                                                                                                   25,916,015
                                                                                                                 ------------

Government Backed--1.4%
Alpine UT School District                                                  5.000       3/15/2011        25,000         26,363
District of Columbia Prerefunded MBIA NCL                                  5.750        6/1/2010        10,000         11,058
Goose Creek TX Independent School District                                 7.000       8/15/2009       230,000        261,945
Met Govt Nashville & Davidson TN
  Industrial Development Board Revenue Prerefunded                         7.500      11/15/2010     1,000,000      1,174,030
Palm Beach County FL Solid Waste AMBAC                                     6.000       10/1/2009        60,000         66,362
Texas Municipal Power Agency MBIA (a)                                      0.000        9/1/2016        10,000          6,295
                                                                                                                 ------------
                                                                                                                    1,546,053
                                                                                                                 ------------

Housing Revenue--4.9%
California Housing SFM                                                     5.050        2/1/2017        35,000         35,149
Colorado HFA Single Family Project AMT (b)                                 6.800        2/1/2031     1,865,000      1,924,885
Colorado HFA Single Family Project AMT (b)                                 6.600        8/1/2032     1,480,000      1,543,699
Florida Housing Finance Corp. FSA                                          5.750        1/1/2017        60,000         60,413
Nebraska Investment Finance Authority SFM FHA VA AMT                       6.700        9/1/2026        60,000         60,609
Ohio HFA Mortgage Revenue AMT GNMA                                         5.350        9/1/2018       360,000        369,090
Pennsylvania HFA SFM                                                       5.350       10/1/2008        45,000         45,000
Rhode Island Housing & Mortgage Finance Corp.                              4.950       10/1/2016       150,000        151,245
Tennessee Housing Development Agency Homeownership Project AMT NCL         5.750        7/1/2007       840,000        865,822
Utah HFA AMT SFM                                                           5.400        7/1/2020       265,000        269,895
                                                                                                                 ------------
                                                                                                                    5,325,807
                                                                                                                 ------------

Industrial Development--8.9%
Connecticut Gaming Authority Mohegan Tribe                                 5.375        1/1/2011     1,000,000      1,050,730
Gloucester NJ Resource Recovery                                            6.850       12/1/2029       500,000        560,305

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                        Par          Value
Security                                                                   Rate        Maturity        Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
Industrial Development (continued)
Golden State Tobacco Securitization Corp.                                  5.000%       6/1/2020    $  500,000   $    524,270
Golden State Tobacco Securitization Corp.                                  5.000        6/1/2021     1,370,000      1,391,865
Golden State Tobacco Securitization Corp. (c )                             0.000        6/1/2023       750,000        600,435
Hendersonville TN Kroger                                                   5.950      12/15/2008       220,000        226,409
Mass DFA Waste Management Resource Recovery AMT                            6.900       12/1/2029       500,000        558,190
Michigan State Strategic Funding AMT NCL (b)                               3.750        8/1/2027       500,000        500,330
Northern TOB Securitization Corp. Alaska                                   4.750        6/1/2015       665,000        673,253
San Manuel Entertainment Series 2004-C                                     4.500       12/1/2016     1,000,000        995,710
Tobacco Settlement Authority Washington                                    6.500        6/1/2026       980,000      1,087,692
Tobacco Settlement Funding Corp. NJ                                        5.000        6/1/2010       500,000        520,395
Tobacco Settlement Funding Corp. NY                                        5.250        6/1/2013     1,000,000      1,048,110
                                                                                                                 ------------
                                                                                                                    9,737,694
                                                                                                                 ------------
Insured Bond--34.4%
California State                                                           6.000        4/1/2016     1,000,000      1,178,420
Charleston SC COP MBIA                                                     6.000       12/1/2008     1,000,000      1,084,610
Cleveland Ohio Waterworks Revenue MBIA                                     5.500        1/1/2013     1,500,000      1,642,500
Cook County IL High School FGIC NCL                                        7.875       12/1/2014       750,000        981,690
Cook County IL School District FSA NCL                                     6.750        5/1/2010     1,750,000      1,998,640
Corpus Christi TX Business & Job Development Corp.
  Sales Tax Revenue AMBAC NCL                                              5.000        9/1/2011     1,215,000      1,312,783
District of Columbia FSA NCL                                               5.500        6/1/2011     1,500,000      1,648,605
District of Columbia MBIA NCL                                              5.750        6/1/2010        15,000         16,492
Douglas County CO School District MBIA                                     7.000      12/15/2012       625,000        758,150
Fairfax County VA EDA Residential Recovery AMT                             6.100        2/1/2011     1,000,000      1,113,390
Farmington New Mexico Pollution Control Revenue FGIC                       3.550        4/1/2029     2,000,000      2,000,820
Georgia Municipal Electric Authority Power FGIC NCL                        6.250        1/1/2012     1,150,000      1,318,855
Harris County Texas Health Facility Development Corp. MBIA                 6.000        6/1/2013     1,000,000      1,141,330
Harris County TX Toll Revenue FGIC NCL                                     6.000        8/1/2012     1,000,000      1,140,730
Intermountain Power Agency UT NCL                                          6.500        7/1/2010     1,000,000      1,139,730
Jefferson County OH Asset Guaranty                                         6.625       12/1/2005        50,000         50,278
King County Washington School District No. 414 Lake Washington FSA         5.000        6/1/2011     1,000,000      1,077,380
Mass State School Building Auth. Dedicated Sales Tax Revenue FSA           5.000       8/15/2013     1,000,000      1,090,780
Massachusetts State NCL                                                    5.500       12/1/2017     1,000,000      1,143,230
Mesa AZ Utility System Revenue NCL                                         6.000        7/1/2020     1,250,000      1,515,338
Metropolitan Washington DC Apartment Authority System AMT MBIA             5.000       10/1/2012     1,000,000      1,062,950
Nassau County NY FGIC                                                      6.000        7/1/2010        25,000         27,856
New Jersey Health Care Facilities Financing Authority Revenue AMBAC        4.800        8/1/2021       730,000        745,556
New York Dormitory Authority Presbyterian Hospital AMBAC                   4.400        8/1/2013        60,000         60,778
New York Dormitory Authority State University
  Educational Facilities MBIA                                              6.000       5/15/2015     1,000,000      1,114,080
New York Dormitory Authority State University
  Educational Facilities MBIA IBC                                          5.250       5/15/2015     2,000,000      2,209,640
New York NY NCL CIFG                                                       5.000        8/1/2014     1,000,000      1,086,060
Orange County CA COP MBIA                                                  5.800        7/1/2016       400,000        416,712
Pasco County FL Solid Waste AMBAC AMT NCL                                  6.000        4/1/2010     1,000,000      1,087,850
Pennsylvania Economic DFA Resource Recovery Revenue;
  Colver Project AMT AMBAC                                                 5.000       12/1/2012     1,000,000      1,064,840

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                        Par          Value
Security                                                                   Rate        Maturity        Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
Insured Bond (continued)
Puerto Rico Electric Power Authority Revenue                               5.500%       7/1/2016    $  500,000   $    569,140
Seattle WA Water System Revenue MBIA NCL                                   5.000        9/1/2014     1,670,000      1,820,150
South Carolina Transit Infrastructure Bank Revenue AMBAC NCL               5.250       10/1/2015     1,000,000      1,122,240
Stafford TX Economic Development FGIC                                      6.000        9/1/2015       525,000        613,909
Texas Municipal Power Agency MBIA (a)                                      0.000        9/1/2016     1,990,000      1,252,606
                                                                                                                 ------------
                                                                                                                   37,608,118
                                                                                                                 ------------
Lease Revenue--4.5%
New Jersey Economic Development Authority Revenue
  School Facilities Construction NCL                                       5.000        9/1/2012     1,000,000      1,075,400
New York Dormitory Authority Revenue                                       5.250      11/15/2023     3,000,000      3,242,970
New York Urban Development Corp.
  Correctional and Youth Facilities Service                                5.250        1/1/2021       500,000        527,800
                                                                                                                 ------------
                                                                                                                    4,846,170
                                                                                                                 ------------
Revenue Bonds--16.5%
Arizona State Transit Highway Revenue NCL                                  5.000        7/1/2014     1,500,000      1,642,050
Broward County FL Resource Recovery                                        5.000       12/1/2007     1,000,000      1,035,260
California State Department of Water Resources Power Supply NCL            5.500        5/1/2010       250,000        271,610
California Statewide Communities DFA--Kaiser Permanente                    2.300        4/1/2033     1,250,000      1,234,375
Camden NJ Cooper Hospitals NCL                                             5.600       2/15/2007       175,000        176,698
Illinois DFA Depaul University NCL                                         5.500       10/1/2011     1,000,000      1,083,610
Illinois Financial Authority Student Housing Revenue NCL                   5.000        6/1/2012     1,160,000      1,212,652
Illinois HEFA Condell Medical Center                                       6.000       5/15/2010       425,000        448,902
Illinois HEFA Northwestern University                                      5.050       11/1/2032       725,000        773,321
Indiana Health Facility Financing Authority Revenue                        5.000       11/1/2011       500,000        537,015
Lubbock TX Health Facilities Development St. Joseph Healthcare System      5.000        7/1/2008     2,000,000      2,084,500
Mass DFA Williston School                                                  6.000       10/1/2013       225,000        239,731
Mass HEFA Lahey Clinic Medical Center FGIC                                 5.000       8/15/2014     1,000,000      1,085,600
Mass HEFA Partners NCL                                                     5.000        7/1/2012     1,250,000      1,345,300
Michigan State Hospital Finance Authority                                  5.250      11/15/2010     1,000,000      1,069,140
New Hampshire HEFA Monadnock Hospital                                      5.250       10/1/2007       280,000        284,511
New Mexico State Hospital Equipment Loan Revenue
  Presbyterian Healthcare Services                                         5.750        8/1/2012     1,000,000      1,132,480
New York Medical Center St. Luke's FHA                                     5.600       8/15/2013       200,000        205,450
Oregon State Department Transit Highway User Tax Revenue NCL               5.000      11/15/2013     1,000,000      1,095,480
University of Massachusetts Building Authority Revenue AMBAC               5.000       11/1/2013     1,000,000      1,089,250
Wisconsin State Transportation                                             5.500        7/1/2010        15,000         16,340
                                                                                                                 ------------
                                                                                                                   18,063,275
                                                                                                                 ------------
Special Revenues--3.9%
California State Economic Recovery                                         5.250        7/1/2012     1,500,000      1,653,450
California State Economic Recovery                                         3.500        7/1/2023     1,000,000      1,011,440
California State Economic Recovery NCL                                     5.250        7/1/2014     1,000,000      1,109,260
Jicarilla NM Apache Nation Revenue                                         5.000        9/1/2013       500,000        526,990
                                                                                                                 ------------
                                                                                                                    4,301,140
                                                                                                                 ------------
TOTAL BONDS (Cost $106,224,348)                                                                                   107,344,272
                                                                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                        Par          Value
Security                                                                   Rate        Maturity        Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.7%

Short-Term Bonds--0.7%
Illinois DFA Revenue (d)                                                   2.810%       9/1/2032      $100,000   $    100,000
Indiana Health Facility Financing Authority (d)                            2.980        3/1/2030       700,000        700,000
                                                                                                                 ------------
                                                                                                                      800,000
                                                                                                                 ------------

                                                                                                        Shares
                                                                                                        ------
Investment Companies--0.0%
Wells Fargo National Tax-Free Money Market Fund (Cost $1,916)               2.49%                        1,916          1,916
                                                                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $801,916)                                                                          801,916
                                                                                                                 ------------
TOTAL INVESTMENTS--98.9% (Cost $107,026,264)                                                                      108,146,188
                                                                                                                 ------------
OTHER ASSETS, LESS LIABILITIES--1.1%                                                                                1,167,774
                                                                                                                 ------------
NET ASSETS--100%                                                                                                 $109,313,962
                                                                                                                 ============

Notes to Schedule of Investments:
AMBAC--American Municipal Bond Assurance Corp.
AMT--Alternative Minimum Tax
CIFG--CDC IXIS Financial Guaranty
COP--Certification of Participation
DFA--Development Finance Authority
EDA--Economic Development Authority
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Authority
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
HEFA--Health & Educational Facilities Authority
HFA--Housing Finance Authority
IBC--Insured Bond Certificate LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
NCL--Non-callable
SFM--Single Family Mortgage
TOB--Tobacco
VA--Veterans Administration

(a) Zero coupon security.
(b) Variable Rate Security; rate indicated is as of 9/30/2005.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date.
(d) Variable rate securities that reset monthly or more frequently and have put features that can be exercised within 7 days.

At September 30, 2005, the Fund held the following open swap agreement:

Interest Rate Swaps    Floating                 Pay/Receive                        Expiration       Notional           Unrealized
Counterparty          Rate Index               Floating rate     Fixed rate           Date           Amount           Appreciation
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan     USD-Floating-TBMA-Muni Swap Index    Receive          3.709%          2/22/2016        $4,100,000          $  13,782
                                                                                                                        =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (cost $107,026,264)                                          $108,146,188
  Interest receivable                                                                                          1,365,407
  Swap contracts, at value (Note 6)                                                                               13,782
  Prepaid expenses                                                                                                21,507
                                                                                                            ------------
    Total assets                                                                                             109,546,884

Liabilities
  Payable for Fund shares redeemed                                                  $  123,284
  Distributions Payable                                                                 74,352
  Accrued accounting, custody, administration and transfer agent fees (Note 2)          10,138
  Accrued trustees' fees and expenses (Note 2)                                           5,150
  Accrued professional fees                                                             17,989
  Other accrued expenses and liabilities                                                 2,009
                                                                                    ----------
    Total liabilities                                                                                            232,922
                                                                                                            ------------
Net Assets                                                                                                  $109,313,962
                                                                                                            ============
Net Assets consist of:
  Paid-in capital                                                                                           $108,289,010
  Accumulated net realized (loss)                                                                               (126,863)
  Undistributed net investment income                                                                             18,109
  Net unrealized appreciation                                                                                  1,133,706
                                                                                                            ------------
Total Net Assets                                                                                            $109,313,962
                                                                                                            ============
Shares of beneficial interest outstanding                                                                      5,034,577
                                                                                                            ------------
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                 $21.71
                                                                                                            ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                           $ 4,365,869

Expenses
  Investment advisory fee (Note 2)                                                 $   441,705
  Accounting, custody, administration and transfer agent fees (Note 2)                 134,789
  Registration fees                                                                     22,992
  Professional fees                                                                     39,239
  Trustees' fees and expenses (Note 2)                                                  23,578
  Insurance expense                                                                      6,921
  Miscellaneous expenses                                                                14,798
                                                                                   -----------
    Total expenses                                                                     684,022

Deduct:
  Waiver of investment advisory fee (Note 2)                                          (187,055)
                                                                                   -----------
    Net expenses                                                                                                496,967
                                                                                                            -----------
      Net investment income                                                                                   3,868,902
                                                                                                            -----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                              (72,673)
    Swap contracts                                                                     (54,200)
                                                                                   -----------
      Net realized gain (loss)                                                                                 (126,873)
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                           (1,397,075)
    Swap contracts                                                                      33,466
                                                                                   -----------
      Net change in net unrealized appreciation (depreciation)                                               (1,363,609)
                                                                                                            -----------
        Net realized and unrealized gain (loss) on investments                                               (1,490,482)
                                                                                                            -----------
Net Increase in Net Assets from Operations                                                                  $ 2,378,420
                                                                                                            ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the                  For the
                                                                                 Year Ended               Year Ended
                                                                                September 30,            September 30,
                                                                                    2005                     2004
                                                                               --------------           --------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                        $    3,868,902           $    3,099,510
  Net realized gain (loss)                                                           (126,873)                 340,187
  Change in net unrealized appreciation (depreciation)                             (1,363,609)              (1,182,126)
                                                                               --------------           --------------
  Net increase (decrease) in net assets from investment operations                  2,378,420                2,257,571
                                                                               --------------           --------------

Distributions to Shareholders (Note 1C)
  From net investment income                                                       (3,868,902)              (3,101,811)
  From net realized gains on investments                                             (224,030)              (1,895,222)
                                                                               --------------           --------------
  Total distributions to shareholders                                              (4,092,932)              (4,997,033)
                                                                               --------------           --------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                 23,387,266               69,591,991
  Value of shares isued to shareholders in reinvestment of distributions            3,132,979                3,848,008
  Cost of shares redeemed                                                         (27,378,355)             (29,319,017)
                                                                               --------------           --------------
  Net increase (decrease) in net assets from Fund share transactions                 (858,110)              44,120,982
                                                                               --------------           --------------

Total Increase (Decrease) in Net Assets                                            (2,572,622)              41,381,520

Net Assets
  At beginning of period                                                          111,886,584               70,505,064
                                                                               --------------           --------------
  At end of period (including undistributed net investment
    income of $18,109 and $18,107)                                             $  109,313,962           $  111,886,584
                                                                               ==============           ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                     Year Ended September 30,
                                                               --------------------------------------------------------------
                                                                 2005           2004          2003         2002         2001
                                                               --------      --------      --------     --------     --------
Net Asset Value, Beginning of Period                           $  22.05      $  22.78      $  22.78     $  22.04     $  21.11
                                                               --------      --------      --------     --------     --------
From Investment Operations:
  Net investment income*(a)                                        0.77          0.69          0.81         0.90         0.93
  Net realized and unrealized gains (loss) on investments         (0.29)        (0.08)         0.07         0.74         0.93
                                                               --------      --------      --------     --------     --------
Total from operations                                              0.48          0.61          0.88         1.64         1.86
                                                               --------      --------      --------     --------     --------
Less Distributions to Shareholders:
  From net investment income                                      (0.77)        (0.71)        (0.81)       (0.90)       (0.93)
  From net realized gains on investments                          (0.05)        (0.63)        (0.07)          --           --
                                                               --------      --------      --------     --------     --------
Total distributions to shareholders                               (0.82)        (1.34)        (0.88)       (0.90)       (0.93)
                                                               --------      --------      --------     --------     --------
Net Asset Value, End of Period                                 $  21.71      $  22.05      $  22.78     $  22.78     $  22.04
                                                               ========      ========      ========     ========     ========

Total Return (b)                                                   2.18%         2.76%         3.88%        7.65%        9.00%
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                          0.45%         0.50%         0.65%        0.65%        0.62%
  Net Investment Income (to average daily net assets)*             3.50%         3.16%         3.58%        4.09%        4.30%
  Portfolio Turnover                                                 35%           72%           42%          17%          43%
  Net Assets, End of Year (000's omitted)                      $109,314      $111,887      $ 70,505     $ 82,162     $ 82,358
-------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

  Net investment income per share (a)                          $   0.73      $   0.65      $   0.80     $   0.90          N/A
Ratios (to average daily net assets):
  Expenses *                                                       0.62%         0.68%         0.68%        0.66%         N/A
  Net investment income *                                          3.33%         2.97%         3.55%        4.08%         N/A

(a) Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Intermediate Tax Exempt Bond Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to provide a high level of interest income exempt from federal income taxes, while seeking preservation of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in tax exempt municipal securities issued by states, territories, and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Tax-exempt bonds and notes are priced at market value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded on the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C.   Distributions to shareholders

     Distributions on shares of the Fund are declared daily from net investment income and distributed monthly. Distributions from capital gains, if any, are distributed annually by the Fund. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

     Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at an annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total annual operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.45% of the Fund's average daily net assets for the period ended September 30, 2005. Pursuant to this agreement, for the period ended September 30, 2005, Standish Mellon voluntarily waived a portion of its advisory fee in the amount of $187,055. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary Mellon Financial Corporation and, an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $16,332 during the period ended September 30, 2005.

     The Fund has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $118,457 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.


(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term investments, for the period ended September 30, 2005 were $41,373,294 and $37,842,512, respectively. For the period ended September 30, 2005, the Fund did not purchase or sell any long-term U.S. Government securities.


(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

                                                                               For the                       For the
                                                                             Year Ended                    Year Ended
                                                                            September 30,                  September 30,
                                                                                2005                          2004
                                                                             ----------                    ----------
     Shares sold                                                              1,068,583                     3,137,202
     Shares issued to shareholders in reinvestment of distributions             143,147                       174,989
     Shares redeemed                                                         (1,251,493)                   (1,332,957)
                                                                             ----------                    ----------
     Net increase (decrease)                                                    (39,763)                    1,979,234
                                                                             ==========                    ==========

     At September 30, 2005, the Fund had one shareholder of record owning approximately 63% of the Fund's outstanding shares. Investment activity of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 7 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received no redemption fees.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends.

     The tax basis components of distributable earnings and the federal tax cost as of September 30, 2005, was as follows:

     Unrealized appreciation                                $   1,846,821
     Unrealized depreciation                                     (726,897)
                                                            -------------
     Net unrealized appreciation/depreciation                   1,119,924
     Undistributed tax exempt income                              336,005
                                                            -------------
     Total distributable earnings                           $   1,455,929
                                                            =============
     Cost for federal income tax purposes                   $ 107,026,264

     Tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004 were as follows:

              Distributions paid from:                2005              2004
                                                  -----------       -----------
                Tax-exempt income                 $ 3,866,264       $ 3,098,871
                Ordinary income                         2,638           139,388
                Capital gains-long term               224,030         1,758,774

     At September 30, 2005, the Fund, for federal income tax purposes, has capital loss carryovers which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are as follows:

                 Capital Loss
                   Carry Over                Expiration Date
                   ----------                ---------------
                    $25,970                     9/30/2013

     The Fund elected to defer to its fiscal year ending September 30, 2006 $100,903 of losses recognized during the period November 1, 2004 to September 30, 2005.


(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Fund did not hold any outstanding futures contracts.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     Swap Agreements

     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified payment in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At September 30, 2005, the Fund had an interest rate swap agreement outstanding. See Schedule of Investments for further detail.


(7)  Delayed Delivery Transactions:

     The Fund may purchase securities on a "when-issued," "delayed delivery" or "forward commitment" basis. Delivery and payment for such securities typically take longer than the customary settlement periods. The payment obligation and interest rates on the securities are fixed at the time the fund enters into such commitments, but interest will not accrue to the fund until delivery of and payment for the securities. Although the Fund will only make commitments to purchase when-issued, delayed delivery or forward commitment securities with the intention of actually acquiring the securities, the fund may sell the securities before the settlement date if deemed advisable by the investment adviser. The Fund offsets in its Statement of Assets and Liabilities the payables and receivables associated with the purchases and sales of when-issued, delayed delivery or forward commitment securities that have the same coupon, settlement date and broker. When-issued, delayed delivery or forward commitment securities that are purchased from or sold to different brokers are reflected as both payables and receivables in the Fund's Statement of Assets and Liabilities.

     Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid obligations with a market value at least equal to the amount of the Fund's commitment will be segregated with the Fund's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.

     Securities purchased on a when-issued, delayed delivery or forward commitment basis may have a market value on delivery that is less than the amount paid by the Fund. The Fund may also sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the Fund.

     At September 30, 2005, the Fund did not hold delayed delivery securities. See Schedule of Investments for further detail.


(8)  Line of Credit:

     The Fund, other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the expense related to the facility fee was $2,108 for the Fund.

     During the period ended September 30, 2005, the Fund had average borrowings outstanding of $186,714 on a total of 14 days and incurred $200 of interest expense.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of Standish Mellon Intermediate Tax Exempt Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Standish Mellon Intermediate Tax Exempt Bond Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                      Number of                           Trustee
                                            Term                                     Portfolios                        Remuneration
                                         of Office               Principal             in Fund            Other           (period
Name                        Position(s)      and                Occupation(s)          Complex        Directorships        ended
Address, and                   Held       Length of             During Past          Overseen by         Held by       September 30,
Date of Birth               with Trust   Time Served             5 Years               Trustee           Trustee            2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee     Trustee        Chairman Emeritus, Decision     33               None              $299
c/o Decision Resources, Inc.              since          Resources, Inc. ("DRI")
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453 9/30/40                                consulting firm); formerly
                                                         Chairman of the Board and
                                                         Chief Executive Officer, DRI

Caleb Loring III              Trustee     Trustee        Trustee, Essex Street           33               None              $311
c/o Essex Street Associates               since          Associates (family
P.O. Box 5600                             11/3/1986      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman          Trustee     Trustee        William Joseph Maier,           33               None              $299
c/o Harvard University                    since          Professor of Political
Littaver Center 127                       9/13/1989      Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                Trustee     Trustee        formerly Trustee, Mertens       33               None              $299
P.O. Box 2333                             since          House, Inc. (hospice)
New London, NH 03257                      11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard           Trustee,    Since 2003     President and Chief             33               None                $0
Mellon Institutional          President                  Operating Officer of The
Asset Management              and Chief                  Boston Company Asset
One Boston Place              Executive                  Management, LLC; formerly
Boston, MA 02108              Officer                    Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Institutional Asset
                                                         Management ("MIAM") and Vice
                                                         President and Chief
                                                         Financial Officer, MIAM

Principal Officers who are Not Trustees

Name                                                        Term of Office
Address, and                        Position(s)              and Length of                  Principal Occupation(s)
Date of Birth                     Held with Trust             Time Served                     During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                  Vice President              Since 2003              Senior Vice President and Head of
Mellon Institutional               and Secretary                                       Operations, Mellon Institutional Asset
Asset Management                                                                       Management; formerly First Asset
One Boston Place                                                                       Management Vice President, Mellon
Boston, MA 02108                                                                       Institutional and Mellon Global
2/20/61                                                                                Investments

Steven M. Anderson                 Vice President              Vice President          Vice President and Mutual Funds
Mellon Institutional               and Treasurer               since 1999;             Controller, Mellon Institutional Asset
Asset Management                                               Treasurer               Management
One Boston Place                                               since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland                 Assistant Vice              Since 1996              Vice President and Manager, Mutual
Mellon Institutional                 President                                         Funds Operations, Mellon Institutional
Asset Management                                                                       Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                   Assistant Vice              Since 2001              Assistant Vice President and Manager,
Mellon Institutional                 President                                         Shareholder Services, Mellon
Asset Management                                                                       Institutional Asset Management;
One Boston Place                                                                       formerly Shareholder Representative,
Boston, MA 02108                                                                       Standish Mellon Asset Management
1/19/71                                                                                Company LLC

Mary T. Lomasney                       Chief                   Since 2005              First Vice President, Mellon
Mellon Institutional                Compliance                                         Institutional Asset Management and
Asset Management                      Officer                                          Chief Compliance Officer, Mellon Funds
One Boston Place                                                                       Distributor; formerly Director,
Boston, MA 02108                                                                       Blackrock, Inc., Senior Vice
4/8/57                                                                                 President, State Street Research &
                                                                                       Management Company ("SSRM"),
                                                                                       Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                      6933AR0905

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Annual Report                     The Boston Company
                                  International Small Cap Fund
--------------------------------------------------------------------------------

Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard

Patrick J. Sheppard
President and CEO
Mellon Institutional Funds

                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

The Boston Company International Small Cap Fund's return for the twelve months ending September 30, 2005, after all expenses, was 40% compared to a return of 33% for the S&P Citigroup EMI ex. U.S. index. The Fund's return exceeds the benchmark by solid margins for all measurement periods since inception.

All markets in the index were up more than 19% for the year (measured in U.S. dollars). South Korea was the best market with a 92% return due to strength in shipping and ship building - both benefiting from the trade flows to and from China. Three other markets were up more than 60% - Austria, Norway, and Denmark. Belgium was the relative laggard despite posting a return of 19%.

From an economic sector perspective, it was another excellent year for energy stocks (+72%), with all other sectors far behind. Utilities and Health Care both rose 41% to end in a virtual tie for second place. Everysector rose at least 20% with Consumer Discretionary coming in `last' despite gaining nearly 22%.

The Fund outperformed the index during the period due to our process of disciplined stock selection. Contribution to the positive relative performance was broad based. The Fund had positive stock selection versus the benchmark in 17 of 23 countries. More impressively, the Fund outperformed the benchmark in all10 economic sectors. The best relative results came from the Materials sector where the Fund's holdings rose53% compared to the index's 29% gain.

The global economy continues to grow, but investors are beginning to worry about inflationary pressures (primarily from oil, other commodities, health care and housing). Central banks have stopped the easing cycle that began after the recession and terror attacks early in the decade, and in some cases have begun to raise rates (the U.S. Federal Reserve has been doing so for some time). International markets have seen several years of strong returns with very little volatility. We remain cautiously optimistic over the longer term, but will not be surprised if volatility returns in the short term. Regardless of the environment, we continue to manage the Fund as we always have: investing in stocks of companies that are attractively valued and exhibit improving business momentum.

/s/ Daniel LeVan                                /s/ John Evers
Daniel LeVan                                    John Evers

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company
       International Small Cap Fund and the S&P/CitiGroup EMI ex-US Index
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                                    TBC
       PERIOD           International Small Cap Fund*        S&P/CitiGroup EMI ex-US Index**

      1/2/96                      100,000                              100,000
      3/31/96                     109,123                              105,749
      6/30/96                     117,983                              110,430
      9/30/96                     118,543                              107,926
      12/31/96                    125,933                              107,252
      3/31/97                     129,050                              105,282
      6/30/97                     144,933                              112,854
      9/30/97                     147,408                              108,293
      12/31/97                    127,767                               97,169
      3/31/98                     155,480                              113,889
      6/30/98                     158,609                              113,482
      9/30/98                     125,511                               96,294
      12/31/98                    140,652                              108,974
      3/31/99                     153,742                              110,537
      6/30/99                     175,694                              117,335
      9/30/99                     193,860                              123,317
      12/31/99                    198,510                              134,589
      3/31/00                     209,392                              137,313
      6/30/00                     216,061                              134,909
      9/30/00                     209,758                              127,805
      12/31/00                    206,590                              120,693
      3/31/01                     187,102                              107,833
      6/30/01                     200,450                              111,111
      9/30/01                     173,819                               93,990
      12/31/01                    186,603                              101,743
      3/31/02                     200,107                              107,859
      6/30/02                     214,854                              110,023
      9/30/02                     183,192                               90,638
      12/31/02                    188,962                               94,331
      3/31/03                     184,006                               89,984
      6/30/03                     220,557                              110,871
      9/30/03                     250,227                              125,461
      12/31/03                    290,189                              145,012
      3/31/04                     323,359                              158,667
      6/30/04                     328,584                              160,049
      9/30/04                     333,397                              160,156
      12/31/04                    386,554                              186,692
      3/31/05                     405,759                              193,677
      6/30/05                     409,551                              192,548
      9/30/05                     467,418                              213,755

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
--------------------------------------------------------------------------------

                                                                     Since
                                                                   Inception
                 1 Year          3 Years          5 Years          1/2/1996*
--------------------------------------------------------------------------------
Fund             40.20%           36.65%           17.38%            17.15%

*    Combined LP & MF Performance
**   Source: Bloomberg Inc.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                       Expenses Paid
                                           Beginning             Ending                During Period+
                                         Account Value       Account Value            April 1, 2005 to
                                         April 1, 2005     September 30, 2005        September 30, 2005
---------------------------------------------------------------------------------------------------------
Actual                                     $1,000.00            $1,152.00                 $6.26(1)
Hypothetical (5% return
  per year before expenses)                $1,000.00            $1,019.25                 $5.87(1)

---------------

+ Expenses are equal to the Fund's annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(1) The example reflects the expenses of the Fund and the master portfolio in which the Fund invests all of its assets.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Percentage of
Top Ten Holdings*                             Country             Sector         Investments
----------------------------------------------------------------------------------------------
Trican Well Service Ltd.                        Canada                  Energy       1.3%
Elekta AB                                       Sweden    Consumer Noncyclical       1.0
Nippon Shokubai Ltd.                             Japan         Basic Materials       1.0
Erg Spa                                          Italy                  Energy       1.0
Home Capital Group, Inc.                        Canada               Financial       0.9
Mitsubishi Gas Chemical Co., Inc.                Japan         Basic Materials       0.9
Immobiliaria Urbis SA                            Spain               Financial       0.9
Hyundai Mipo Dockyard                      South Korea              Industrial       0.9
IPSCO, Inc.                                     Canada         Basic Materials       0.9
Koninklijke BAM Groep NV                   Netherlands              Industrial       0.9
                                                                                    ----
                                                                                     9.7%

*    Excluding short-term securities and investment of cash collateral.

                                                                   Percentage of
Geographic Region Allocation*                                        Investments
--------------------------------------------------------------------------------
Europe ex U.K.                                                          43.0%
U.K.                                                                    19.1
Asia ex Japan                                                           11.0
Japan                                                                   20.1
Americas ex U.S.                                                         6.8
                                                                       -----
                                                                       100.0%

*    Excluding short-term securities and investment of cash collateral.

The Boston Company International Small Cap Fund invests all of its investable assets in an interest of the Boston Company International Small Cap Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets

  Investment in The Boston Company International Small Cap Portfolio
   ("Portfolio"), at value (Note 1A)                                                          $517,329,189
  Receivable for Fund shares sold                                                                8,116,521
  Prepaid expenses                                                                                  17,590
                                                                                              ------------
   Total assets                                                                                525,463,300

Liabilities

  Payable for Fund shares redeemed                                             $500,785
  Accrued transfer agent fees (Note 2)                                              573
  Accrued professional fees                                                      28,893
  Accrued trustees' fees (Note 2)                                                   500
  Accrued expenses and other liabilities                                         22,694
                                                                               --------
   Total liabilities                                                                               553,445
                                                                                              ------------
Net Assets                                                                                    $524,909,855
                                                                                              ============
Net Assets consist of:

  Paid-in capital                                                                             $375,225,748
  Accumulated net realized gain                                                                 29,495,041
  Undistributed net investment income                                                            1,355,309
  Net unrealized appreciation                                                                  118,833,757
                                                                                              ------------
Total Net Assets                                                                              $524,909,855
                                                                                              ============
Shares of beneficial interest outstanding                                                       25,190,425
                                                                                              ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                                              $      20.84
                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)

  Dividend income allocated from Portfolio (net foreign witholding taxes $909,722)            $  8,139,809
  Interest income allocated from Portfolio                                                         490,933
  Expenses allocated from Portfolio                                                             (3,987,407)
                                                                                              ------------
   Net investment income (loss) allocated from Portfolio                                         4,643,335

Expenses
  Transfer agent fees (Note 2)                                                 $29,467
  Registration fees                                                             53,113
  Professional fees                                                             53,835
  Shareholder reports                                                           13,000
  Insurance expense                                                                975
  Trustees' fees (Note 2)                                                        2,482
  Miscellaneous expenses                                                         5,647
                                                                               -------

   Total expenses                                                                                  158,519
                                                                                              ------------
    Net investment income                                                                        4,484,816
                                                                                              ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
   Investment securities, futures contracts, foreign currency
     exchange contracts and foreign currency transactions                                       27,275,211
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
   Investments securities, futures contracts, foreign currency
     exchange contracts and foreign currency transactions                                       86,395,650
                                                                                              ------------
  Net realized and unrealized gain (loss) on investments                                       113,670,861
                                                                                              ------------

Net Increase in Net Assets from Operations                                                    $118,155,677
                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 For the                   For the
                                                                                Year Ended                Year Ended
                                                                            September 30, 2005        September 30, 2004
                                                                            ------------------        ------------------
Increase (Decrease) in Net Assets:

From Operations
   Net investment income (loss)                                                $  4,484,816              $  1,371,273
   Net realized gain (loss)                                                      27,275,211                18,477,139
   Change in net unrealized appreciation (depreciation)                          86,395,650                15,364,375
                                                                               ------------              ------------
   Net increase (decrease) in net assets from investment operations             118,155,677                35,212,787
                                                                               ------------              ------------
Distributions to Shareholders (Note 1C)
   From net investment income                                                    (3,076,387)               (1,083,002)
   From net realized gains on investments                                       (15,292,137)                       --
                                                                               ------------              ------------
   Total distributions to shareholders                                          (18,368,524)               (1,083,002)
                                                                               ------------              ------------
Fund Share Transactions (Note 4)
   Net proceeds from sale of shares                                             220,193,096               102,193,352
   Value of shares issued in reinvestment of distributions                       16,901,362                   859,847
   Redemption fees credited to capital                                                6,450                     1,605
   Cost of shares redeemed                                                      (24,010,618)              (14,722,174)
                                                                               ------------              ------------
   Net increase (decrease) in net assets from Fund share transactions           213,090,290                88,332,630
                                                                               ------------              ------------
Total Increase (Decrease) in Net Assets                                         312,877,443               122,462,415

Net Assets
   At beginning of period                                                       212,032,412                89,569,997
                                                                               ------------              ------------
   At end of period (including undistributed net
     investment income of $1,355,309 and $949,027)                             $524,909,855              $212,032,412
                                                                               ============              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                      Year Ended September 30,
                                                                   -----------------------------------------------------------
                                                                      2005         2004         2003         2002        2001
                                                                    -------      -------      -------      -------     -------

Net Asset Value, Beginning of Period                               $  15.93     $  12.05     $   8.91      $  8.55     $ 10.65
From Operations:

   Net investment income (loss)* (a)                                   0.23         0.14         0.10         0.09        0.11
   Net realized and unrealized gains (loss) on investments             5.86         3.86         3.13         0.38       (1.89)
                                                                   --------     --------     --------      -------     -------
Total from operations                                                  6.09         4.00         3.23         0.47       (1.78)
                                                                   --------     --------     --------      -------     -------
Less Distributions to Shareholders:

   From investment income                                             (0.17)       (0.12)       (0.09)       (0.11)      (0.08)
   From net realized gains on investments                             (1.01)          --           --           --       (0.24)
                                                                   --------     --------     --------      -------     -------
Total distributions to shareholders                                   (1.18)       (0.12)       (0.09)       (0.11)      (0.32)
                                                                   --------     --------     --------      -------     -------
Net Asset Value, End of Year                                       $  20.84     $  15.93     $  12.05      $  8.91     $  8.55
                                                                   ========     ========     ========      =======     =======
Total Return                                                          40.20%       33.35%       36.47%(b)     5.39%(b)  (17.13)%(b)

Ratios/Supplemental data:
   Expenses (to average daily net assets)*(c)                          1.16%        1.27%        1.39%        1.25%       1.25%
   Net Investment Income (to average daily net assets)*                1.26%        0.99%        1.01%        0.96%       1.10%
   Portfolio Turnover                                                   N/A          N/A           15%(d)       69%(d)      89%(d)
   Net Assets, End of Period (000's omitted)                       $524,910     $212,032      $89,570      $33,770     $22,386

-------------------
*  The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Net investment income per share (a)                                  N/A          N/A     $   0.08      $  0.04     $  0.04
   Ratios (to average daily net assets):
     Expenses (c)                                                       N/A          N/A         1.65%        1.82%       1.98%
     Net investment income                                              N/A          N/A         0.75%        0.39%       0.37%

(a)  Calculated based on average shares outstanding.

(b)  Total return would have been lower in the absence of expense waivers.

(c)  Includes the Fund's share of the Portfolio's allocated expenses.

(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 23, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Small Cap Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that are located in foreign countries represented in the S&P Citigroup EMI Ex-U.S. Index and, to a limited extent, emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (79% at September 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs) and capital loss carryovers and redemptions in-kind.

     Permanent book and tax basis differences including distributions in kind, will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $29,467 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2005, aggregated $229,210,646 and $42,025,011, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                              For the               For the
                                            Year Ended             Year Ended
                                        September 30, 2005     September 30, 2004
                                        ------------------     ------------------
Shares sold                                12,160,695              6,808,462

Shares issued to shareholders in
  reinvestment of distributions             1,026,030                 60,513

Shares redeemed                            (1,306,673)              (989,803)
                                           ----------               --------

Net increase                               11,880,052              5,879,172
                                           ==========              =========

     At September 30, 2005, two shareholders of record held approximately 34% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received $6,450 in redemption fees.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

       Undistributed ordinary income                 $ 9,109,740
       Undistributed capital gains                   $21,723,519

     Tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

       Distributions paid from:           2005            2004
                                      -----------      ----------
         Ordinary income              $ 7,466,103      $1,083,002
         Capital gains-long term      $10,902,421              --

     See the Portfolio's financial statements included elsewhere in this report for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company International Small Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Small Cap Fund ( the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                     Shares     (Note 1A)
----------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.8%

EQUITIES--96.8%

Australia--3.5%
APN News & Media Ltd.                                       453,760   $ 1,729,960
Caltex Australia Ltd.                                       287,070     4,491,641
Cochlear Ltd.                                                99,710     2,981,092
Downer EDI Ltd.                                             426,600     1,964,706
Oil Search Ltd.                                           1,288,350     3,801,760
Oxiana Ltd. (b)                                           2,482,600     2,536,597
Perpetual Trustees Australia Ltd.                            60,730     3,137,274
Sims Group Ltd.                                             146,530     2,134,026
                                                                      -----------
                                                                       22,777,056
                                                                      -----------

Austria--0.8%
Boehler-Uddeholm                                             29,410     4,946,291
                                                                      -----------

Belgium--0.7%
Colruyt SA                                                   13,754     1,787,903
NV Union Miniere SA                                          27,460     2,993,883
                                                                      -----------
                                                                        4,781,786
                                                                      -----------

Canada--6.6%
Astral Media, Inc.                                           99,600     2,930,219
Ensign Resource Service Group, Inc.                         134,200     4,576,523
Gildan Activewear, Inc. (b)                                  98,900     3,771,956
Home Capital Group, Inc.                                    185,300     5,981,021
Inmet Mining Corp. (b)                                      281,700     5,055,470
IPSCO, Inc.                                                  77,800     5,535,331
Kingsway Financial Services Inc.                            122,300     2,194,831
Northbridge Financial                                       180,100     4,937,326
Trican Well Service Ltd. (b)                                237,600     8,652,828
                                                                      -----------
                                                                       43,635,505
                                                                      -----------

Denmark--1.6%
Bang & Olufsen A/S                                           23,900     2,059,416
GN Store Nord A/S                                           244,800     3,233,089
Jyske Bank A/S (b)                                          107,100     5,407,784
                                                                      -----------
                                                                       10,700,289
                                                                      -----------

Finland--2.6%
Nokian Renkaat OYJ                                          127,000     3,007,308
OKO Bank (OKO Osuuspankkien Keskuspankki Oyi)               109,200     1,797,342
Rautaruukki Oyj                                             205,200     4,607,595
Wartsila Oyj B Shares                                       115,050     3,662,858
YIT-Yhtyma Oyj                                               88,300     3,744,752
                                                                      -----------
                                                                       16,819,855
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                     Shares     (Note 1A)
-------------------------------------------------------------------- -------------
France--9.1%
Alten (b)                                                   116,920   $ 3,775,771
April Group                                                  55,460     1,965,575
Ciments Francais (a)                                         22,750     2,637,524
Clarins SA                                                   44,686     2,923,190
CNP Assurances                                               34,340     2,302,089
Eiffage (a)                                                  46,313     4,331,608
Elior (a)                                                   266,300     3,695,224
Euler Hermes SA (a)                                          55,860     4,972,866
Generale de Sante                                            93,460     3,378,591
Iliad SA                                                     69,900     3,871,379
Imerys SA                                                    32,960     2,445,185
Lagardere SCA                                                26,740     1,897,007
Natexis Banques Populaires                                   24,600     3,709,082
Nexans SA                                                    46,430     2,144,780
Publicis Groupe                                              58,700     1,867,427
SR Teleperformance                                           80,250     2,522,147
Vallourec                                                    10,650     5,188,336
Vinci SA (a)                                                 46,340     3,988,962
Zodiac SA                                                    37,200     2,194,381
                                                                      -----------
                                                                       59,811,124
                                                                      -----------

Germany--4.4%
Continental AG                                               59,140     4,852,769
Deutsche Boerse AG                                           37,170     3,550,155
Deutsche Postbank AG                                         81,290     4,444,589
Hypo Real Estate Holding                                     46,890     2,369,393
Leoni AG                                                     86,390     2,771,165
Mobilcom AG                                                  68,430     1,574,356
MPC Capital AG                                               24,600     2,018,568
Software AG                                                  60,460     2,818,302
Stada Arzneimittel AG                                        64,460     2,307,779
Wincor Nixdorf AG                                            21,320     2,049,108
                                                                      -----------
                                                                       28,756,184
                                                                      -----------

Greece--0.4%
Folli-Follie                                                 90,000     2,694,500
                                                                      -----------

Hong Kong--3.4%
China Overseas Land & Investment Ltd.                     9,168,000     2,747,776
Hengan International Group Co., Ltd.                      3,999,400     3,815,139
Kerry Properties Ltd.                                       950,700     2,408,185
Orient Overseas International Ltd.                          642,700     2,402,648
Skyworth Digital Holdings Ltd. (c)                        2,962,000       381,829
Solomon Systech (Intl)                                    9,488,900     3,424,977

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                     Shares     (Note 1A)
----------------------------------------------------------------------------------
Hong Kong (continued)
Television Broadcasts Ltd.                                  315,000   $ 1,926,773
Wing Hang Bank Ltd.                                         304,400     2,240,601
Xinao Gas Holdings Ltd.                                   4,024,000     3,164,256
                                                                      -----------
                                                                       22,512,184
                                                                      -----------

Ireland--0.8%
Fyffes PLC                                                1,048,800     3,200,472
Grafton Group PLC (b)                                       237,570     2,397,499
                                                                      -----------
                                                                        5,597,971
                                                                      -----------

Italy--4.1%
Banca Popolare di Milano Scarl (BPM)                        188,500     1,930,605
Banco Popolare di Verona e Novara                           195,060     3,676,874
Davide Campari-Milano Spa                                   366,050     2,744,180
Erg Spa                                                     226,080     6,247,088
Fondaria-Sai Spa                                             95,040     2,883,072
Milano Assicurazioni Spa                                    559,650     3,953,497
Pirelli & C Real Estate                                      63,420     3,779,162
Recordati Spa                                               256,340     1,952,510
                                                                      -----------
                                                                       27,166,988
                                                                      -----------

Japan--19.8%
CMK Corp. (a)                                               107,500     1,784,248
Cosmo Oil Co., Ltd.                                         628,000     3,402,520
Dainippon Screen Manufacturing Co., Ltd.                    379,900     2,480,010
Fancl Corp. (b)                                              41,800     2,069,562
Futaba Industrial Co., Ltd.                                  90,800     1,987,824
Hamamatsu Photonics KK                                       92,400     2,132,746
Hisamitsu Pharamaceutical                                    81,300     2,170,196
Hitachi Construction Machinery Co., Ltd.                    155,900     2,980,381
Hitachi High-Technologies Corp.                             146,500     2,607,082
Izumi Co. Ltdronics, Inc. (a)                                88,900     2,373,068
Kawasaki Kisen Kaisha Ltd.                                  332,200     2,396,897
Keihin Corp.                                                272,000     5,463,483
Kenedix, Inc.                                                   937     3,120,307
Koito Manufacturing Co.                                     330,000     4,070,126
Koyo Seiko Co., Ltd.                                        181,000     2,729,909
Kyowa Exeo Corp.                                            380,000     3,642,322
Makita Corp.                                                157,000     3,181,218
Mitsubishi Gas Chemical Co., Inc.                           881,800     5,888,507
Nippon Shokubai Ltd.                                        640,000     6,771,562
Nisshin Seifun Group, Inc.                                  247,600     2,405,980
Nisshin Steel Co., Ltd.                                   1,579,900     5,456,090
NTN Corp.                                                   331,000     1,979,993
OSG Corp.                                                   207,600     3,125,614

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                     Shares     (Note 1A)
----------------------------------------------------------------------------------
Japan (continued)
Otsuka Corp.                                                 46,300   $  4,507,224
Plenus Co., Ltd.                                             92,600      3,181,570
Ricoh Leasing Co., Ltd.                                     160,800      4,476,504
Ryohin Keikaku                                               39,000      2,511,585
Santen Pharmaceutical Co., Ltd.                             153,700      3,980,953
Sanwa Shutter Corp.                                         423,000      2,541,503
Sanyo Shinpan Finance Co., Ltd.                              55,600      4,516,184
Sodick Co., Ltd.                                            281,400      3,889,671
Sumisho Lease Co., Ltd.                                     109,600      4,576,725
Sumitomo Forestry Co., Ltd.                                 307,000      3,113,003
Sumitomo Rubber Industries, Inc.                            325,000      3,862,435
Sysmex Corp.                                                140,800      4,874,848
Toshiba Machine Co., Ltd.                                   441,000      3,244,075
Tsuruha Co., Ltd.                                            80,900      3,171,571
Urban Corp.                                                  65,400      3,232,262
                                                                      ------------
                                                                       129,899,758
                                                                      ------------

Netherlands--4.3%
Aalberts Industries NV                                       67,420      3,567,979
ASM International NV (b)                                     97,780      1,374,433
Axalto Holding NV (b)                                        73,690      2,702,857
Buhrmann NV                                                 272,150      3,285,958
DSM NV                                                       57,900      2,273,951
Koninklijke BAM Groep NV                                     60,050      5,511,807
SBM Offshore NV                                              34,740      2,896,523
Stork NV                                                     99,400      4,920,069
Wolters Kluwer NV                                            81,270      1,511,433
                                                                      ------------
                                                                        28,045,010
                                                                      ------------

Norway--0.7%
Tandberg Television ASA (b)                                 364,100      4,738,569
                                                                      ------------

Portugal--0.8%
Banco BPI SA                                                532,850      2,368,614
Jeronimo Martins SGPS, SA                                   183,160      2,640,581
                                                                      ------------
                                                                         5,009,195
                                                                      ------------

Singapore--1.2%
First Engineering Ltd.                                    2,080,800      1,611,021
Jurong Technologies Industrial                            3,396,300      4,134,975
MobileOne Ltd.                                            1,791,600      2,096,553
                                                                      ------------
                                                                         7,842,549
                                                                      ------------

South Korea--2.8%
Dongbu Insurance Co., Ltd.                                  235,300      3,416,518
Hanjin Shipping Corp.                                        96,300      2,251,984

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                   Shares       (Note 1A)
----------------------------------------------------------------------------------
South Korea (continued)
Honam Petrochemical Corp.                                  45,400     $ 2,262,603
Hyundai Mipo Dockyard                                      77,200       5,549,166
Intops Co., Ltd.                                           88,800       1,893,617
Pusan Bank                                                252,200       2,743,406
                                                                      -----------
                                                                       18,117,294
                                                                      -----------

Spain--4.1%
ACS Actividades                                           139,870       4,074,966
Bancon de Sabadell SA                                     139,960       3,578,188
Ebro Puleva SA                                            103,920       1,860,257
Enagas                                                    160,090       2,875,365
Fadesa Immobiliaria SA                                    114,260       4,104,432
Immobiliaria Urbis SA                                     258,910       5,832,271
Indra Sistemas SA                                         126,790       2,779,940
Red Electrica de Espana                                    64,690       1,845,816
                                                                      -----------
                                                                       26,951,235
                                                                      -----------

Sweden--2.4%
Elekta AB                                                 148,259       6,793,059
Eniro AB                                                  166,300       1,942,481
Lindex AB                                                  39,900       2,067,638
Nobia AB                                                  168,000       2,829,670
WM-Data AB                                                800,000       2,158,004
                                                                      -----------
                                                                       15,790,852
                                                                      -----------

Switzerland--4.0%
Banque Cantonale Vaudoise (BCV)                             9,800       2,774,799
Charles Voegele Holding AG                                 32,900       2,681,513
Hiestand Holding AG                                         2,530       1,954,574
Logitech International SA (b)                              80,890       3,271,471
Micronas Semiconductor Holdings (b)                        67,440       2,881,205
Rieter Holding AG                                           5,960       1,743,935
Sika AG (b)                                                 5,000       3,808,714
Sulzer AG                                                   5,000       2,533,993
Syngenta AG (b)                                            28,750       3,009,599
The Swatch Group AG, Shares B                              14,500       1,997,335
                                                                      -----------
                                                                       26,657,138
                                                                      -----------

United Kingdom--18.7%
Admiral Group PLC                                         264,100       1,978,162
Alliance Unichem PLC                                      192,600       2,941,232
Barratt Developments PLC                                  161,920       2,155,954
British Airways PLC (b)                                   499,900       2,579,197
BSS Group PLC                                             382,600       1,908,253
Carillion PLC                                             561,560       2,622,687
Charter PLC (b)                                           345,010       2,462,585

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                   Shares       (Note 1A)
----------------------------------------------------------------------------------
United Kingdom (continued)
Close Brothers Group PLC                                    236,860   $  3,471,031
CSR PLC (b)                                                 270,300      3,182,196
Daily Mail and General Trust                                136,150      1,583,675
Eircom Group PLC                                          1,552,550      3,655,858
EMAP PLC                                                    208,200      3,019,848
Enterprise Inns PLC                                         253,600      3,765,509
First Choice Holidays PLC                                   442,514      1,651,410
FirstGroup PLC                                              456,720      2,656,247
Friends Provident PLC                                       548,430      1,807,454
Greene King PLC                                             223,700      2,521,222
Greggs PLC                                                   23,750      2,004,950
Hays PLC                                                    907,560      1,963,366
iSOFT Group PLC                                             259,956      1,979,191
Inchcape PLC                                                 93,300      3,599,415
International Power PLC                                     530,000      2,321,169
Kelda Group PLC                                             161,290      1,996,909
Kier Group PLC                                              190,410      3,573,912
Laird Group PLC                                             297,180      1,931,328
McCarthy & Stone PLC                                        180,630      1,967,355
Morgan Sindall PLC                                          153,200      2,308,497
Northgate Information Solutions PLC (b)                   1,283,330      1,826,356
Northgate PLC                                               168,646      3,358,605
Peacock Group PLC                                           374,840      2,104,068
Persimmon PLC                                               138,510      2,094,464
Premier Foods PLC                                           353,300      1,909,997
Restaurant Group PLC                                      1,055,280      2,361,978
Rexam PLC                                                   324,780      2,944,958
Schroders PLC                                               135,850      2,212,260
Shire Pharmaceuticals Group PLC                             224,160      2,723,936
SIG PLC                                                     296,630      3,837,210
Speedy Hire PLC                                             316,030      4,244,121
Sportingbet PLC (b)                                         292,650      1,625,489
Stagecoach Group PLC                                      1,246,100      2,454,172
The Carphone Warehouse PLC                                1,083,430      3,799,780
Tullow Oil PLC                                            1,045,970      4,792,886
Ultra Electronics Holdings                                  161,720      2,667,743
United Business Media PLC                                   170,743      1,665,578
Victrex PLC                                                 250,190      2,638,995
Viridian Group PLC (b)                                      165,565      2,316,827
WH Smith PLC                                                343,190      2,041,328
Yell Group PLC                                              197,280      1,662,810
                                                                      ------------
                                                                       122,892,173
                                                                      ------------
Total Equities (Cost $505,600,302)                                     636,143,506
                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                      Shares    (Note 1A)
----------------------------------------------------------------------------------
PREFERRED STOCKS--1.4%
Fresenius AG                                                  22,100   $ 3,063,978
Henkel KGaA                                                   36,000     3,272,758
Rheinmetall AG NPV                                            38,840     2,566,431
                                                                       -----------
TOTAL PREFERRED STOCKS (Cost $7,396,180)                                 8,903,167
                                                                       -----------

SHORT-TERM INVESTMENTS--0.1%       Rate        Maturity    Par Value
                                   ----        --------    ---------
U.S. Government--0.1%
U.S. Treasury Bill (d) (e)
  (Cost $710,054)                  3.32%       12/15/05    $ 715,000       710,305
                                                                           -------
INVESTMENT OF CASH COLLATERAL--1.5%                           Shares
                                                           ---------
BlackRock Cash Strategies
   L.L.C (Cost $9,868,886)         3.93%                   9,868,886     9,868,886
                                                                      ------------
TOTAL UNAFFILIATED
  INVESTMENTS--(Cost $523,575,422)                                     655,625,864
                                                                      ------------
AFFILIATED INVESTMENTS--4.1%
Dreyfus Institutional Preferred
  Plus Money Market Fund (f)
  (Cost $26,906,094)               3.73%                  26,906,094    26,906,094
                                                                      ------------
TOTAL INVESTMENTS--103.9% (Cost $550,481,516)                          682,531,958
                                                                      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.9%)                          (25,301,386)
                                                                      ------------
NET ASSETS--100%                                                      $657,230,572
                                                                      ============

Notes to Schedule of Investments:
(a) Security, or a portion of thereof, was on loan at 9/30/05.
(b) Non-income producing security
(c) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(d) Denotes all or part of security segregated as collateral.
(e) Rate noted is yield to maturity.
(f) Affiliated institutional money market fund.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

At September 30, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                     Local
                                   Principal            Contract            Value at           USD Amount          Unrealized
Contracts to Receive                 Amount            Value Date      September 30, 2005      to Deliver         Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar                     2,000,000           10/3/05            $ 1,721,467         $ 1,708,672          $  12,795
Danish Krone                        2,365,000           10/4/05                380,911             382,006             (1,095)
Euro                                6,800,000           10/3/05              8,169,520           8,201,440            (31,920)
British Pound                       1,400,000           10/4/05              2,467,360           2,478,700            (11,340)
Japanese Yen                      605,000,000           10/4/05              5,329,927           5,344,523            (14,596)
Norwegian Krone                     1,215,000           10/4/05                185,485             186,016               (531)
South Korean Won                  675,200,680           10/4/05                644,890             646,806             (1,916)
Swedish Krona                       1,000,000           10/3/05                129,067             128,758                309
Swedish Krona                       3,050,000           10/4/05                393,655             394,567               (912)
Singapore Dollar                      465,000           10/4/05                274,823             275,132               (309)
                                                                           -----------         -----------           --------
                                                                           $19,697,105         $19,746,620           $(49,515)
                                                                           ===========         ===========           ========

At September 30, 2005 the Portfolio held the following futures contracts:

                                                                                        Underlying Face         Unrealized
Contract                                   Position            Expiration Date          Amount at Value         Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (90 contracts)                 Long                 12/19/05                $2,195,390              $34,205
Topix Futures (6 contracts)                  Long                  12/9/05                   744,516               23,467
                                                                                                                  -------
                                                                                                                  $57,672
                                                                                                                  =======

                                                                                Percentage of
     Economic Sector Allocation                                                   Net Assets
     ----------------------------------------------------------------------------------------
     Basic Materials                                                                  8.7%
     Communications                                                                   6.9
     Consumer Cyclical                                                               15.7
     Consumer Noncyclical                                                            12.4
     Energy                                                                           5.9
     Financial                                                                       19.3
     Industrial                                                                      21.2
     Technology                                                                       5.9
     Utilities                                                                        2.2
     Short-term and Net Other Assets                                                  1.8
                                                                                    -----
                                                                                    100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)(including securities on loan, valued at
  $9,392,321 (Note 6))
    Unaffiliated issuers, at value (cost $523,575,422)                                                          $655,625,864
    Affiliated issuers, at value (Note 1G) (cost $26,906,094)                                                     26,906,094
  Foreign currency, at value (identified cost, $11,330,529)                                                       11,154,389
  Receivable for investments sold                                                                                  3,619,671
  Interest and dividends receivable                                                                                  953,819
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                     13,104
  Prepaid expenses                                                                                                    16,774
                                                                                                                ------------
    Total assets                                                                                                 698,289,715

Liabilities
  Payable for investments purchased                                                           $ 31,050,888
  Collateral for securities on loan (Note 6)                                                     9,868,886
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                   62,619
  Payable for variation margin on open financial futures contracts (Note 5)                          4,934
  Accrued accounting, administration and custody fees (Note 2)                                      38,646
  Accrued professional fees                                                                         24,318
  Accrued trustees' fees and expenses (Note 2)                                                       8,852
                                                                                              ------------
    Total liabilities                                                                                             41,059,143
                                                                                                                ------------
Net Assets (applicable to investors' beneficial interest)                                                       $657,230,572
                                                                                                                ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $1,039,049)                                                 $ 9,384,309
  Interest income (Note 1 G)
    Unaffiliated issuers                                                                                               281,909
    Affiliated issuers                                                                                                  16,696
  Securitiy lending income (Note 6)                                                                                    256,224
                                                                                                                   -----------
    Total investment income                                                                                          9,939,138
Expenses
  Investment advisory fee (Note 2)                                                              $ 4,069,597
  Accounting, administration and custody fees (Note 2)                                              369,431
  Professional fees                                                                                  44,116
  Trustees' fees and expenses (Note 2)                                                               47,567
  Insurance expense                                                                                   8,800
  Miscellaneous                                                                                      10,769
                                                                                                -----------
    Total expenses                                                                                                   4,550,280
                                                                                                                   -----------
      Net investment income                                                                                          5,388,858
                                                                                                                   -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                                        30,214,639
    Futures contracts                                                                             2,243,934
    Foreign currency transactions and forward foreign currency exchange contracts                (1,101,483)
                                                                                                -----------
      Net realized gain                                                                                             31,357,090
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                        99,620,092
    Futures contracts                                                                               120,684
    Foreign currency transactions and forward foreign currency exchange contracts                 (285,634)
                                                                                                -----------
      Change in net unrealized appreciation (depreciation)                                                          99,455,142
                                                                                                                  ------------
        Net realized and unrealized gain (loss)                                                                    130,812,232
                                                                                                                  ------------
Net Increase in Net Assets from Operations                                                                        $136,201,090
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the                       For the
                                                                                 Year Ended                    Year Ended
                                                                              September 30, 2005           September 30, 2004
                                                                              ------------------           ------------------
Increase (Decrease) in Net Assets

From Operations
  Net investment income                                                           $  5,388,858                $  1,503,725
  Net realized gain (loss)                                                          31,357,090                  18,879,636
  Change in net unrealized appreciation (depreciation)                              99,455,142                  15,368,956
                                                                                  ------------                ------------
  Net increase (decrease) in net assets from operations                            136,201,090                  35,752,317
                                                                                  ------------                ------------

Capital Transactions
  Contributions                                                                    353,355,799                 112,536,550
  Withdrawals                                                                      (51,694,287)                (18,465,788)
                                                                                  ------------                ------------
  Net increase (decrease) in net assets from capital transactions                  301,661,512                  94,070,762
                                                                                  ------------                ------------

Total Increase in Net Assets                                                       437,862,602                 129,823,079

Net Assets
  At beginning of period
  At end of period                                                                 219,367,970                  89,544,891
                                                                                  ------------                ------------
                                                                                  $657,230,572                $219,367,970
                                                                                  ============                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                  For the period
                                                                                                                 January 28, 2003
                                                                      Year Ended September 30,                   (commencement of
                                                                ---------------------------------                 operations) to
                                                                   2005                   2004                  September 30, 2003
                                                                ----------             ----------               ------------------
Total Return (a)                                                   40.24%                  33.42%                    36.44%(b)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                           1.12%                   1.20%                     1.46%(c)
  Net Investment Income (to average daily net assets)*              1.32%                   1.06%                     1.29%(c)
  Portfolio Turnover                                                  50%                     72%                       46%(b)
  Net Assets, End of Year (000's omitted)                       $657,231                $219,368                   $89,545

----------------
*    For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

       Ratios (to average daily net assets):
         Expenses                                                    N/A                     N/A                      1.49%(c)
         Net investment income                                       N/A                     N/A                      1.26%(c)

(a)  Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

(b)  Not annualized.

(c)  Computed on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

     At September 30, 2005, there were two funds, The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At September 30, 2005, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held 79% and 21% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and is then valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts usually received or paid.

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

     D. Foreign currency transactions

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Affiliated issuers

     Affiliated issuers are investments in other investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets. For the period ended September 30, 2005, the Portfolio paid $4,069,597 in investment advisory fees to TBCAM.

     The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $369,431 during the period ended September 30, 2005.

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement Mellon Bank received $110,796, for the period ended September 30, 2005. See Note 6 for further details.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------


(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005 were $505,201,249 and $196,573,251, respectively. For the period ended September 30, 2005, the Portfolio did not purchase or sell any long-term U.S. government securities.

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

                Aggregate cost                                           $550,481,517
                                                                         ------------
                Gross unrealized appreciation                            $134,878,292
                Gross unrealized depreciation                              (2,827,851)
                                                                         ------------
                Net unrealized appreciation                              $132,050,441
                                                                         ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At September 30, 2005, the Portfolio did not enter into option transactions.

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------


     Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At September 30, 2005, the Portfolio held forward currency exchange contracts. See Schedule of Investments for further details.

     Futures contracts

     The Portfolio may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Portfolio held futures contracts. See Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $675,586 of which, $419,362 was rebated to borrowers or paid in fees. At September 30, 2005, the Portfolio had securities valued at $9,392,321 on loan. See the Statement of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the expense allocated to the Portfolio was $4,752.

     During the period ended September 30, 2005, the Portfolio did not use the line of credit.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company International Small Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Small Cap Portfolio ( the "Portfolio") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from January 28, 2003 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                     Number of                          Trustee
                                                              Principal             Portfolios in      Other         Remuneration
Name                                    Term of Office       Occupation(s)         Fund Complex    Directorships    (period ended
Address, and              Position(s)   and Length of         During Past          Overseen by        Held by       September 30,
Date of Birth           Held with Trust  Time Served            5 Years              Trustee          Trustee           2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming           Trustee      Trustee          Chairman Emeritus,           33              None             $299
c/o Decision Resources,                  since            Decision Resources,
Inc.                                     11/3/1986        Inc. ("DRI")
260 Charles Street                                        (biotechnology
Waltham, MA 02453                                         research and
9/30/40                                                   consulting firm);
                                                          formerly Chairman of
                                                          the Board and Chief
                                                          Executive Officer,
                                                          DRI

Caleb Loring III            Trustee      Trustee          Trustee, Essex Street        33              None             $311
c/o Essex Street                         since            Associates (family
Associates                               11/3/1986        investment trust
P.O. Box 5600                                             office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman        Trustee      Trustee          William Joseph               33              None             $299
c/o Harvard University                   since            Maier, Professor of
Littaver Center 127                      9/13/1989        Political Economy,
Cambridge, MA 02138                                       Harvard University
8/5/44

John H. Hewitt              Trustee      Trustee          formerly Trustee,            33              None             $299
P.O. Box 2333                            since            Mertens House, Inc.
New London, NH 03257                     11/3/1986        (hospice)
4/11/35

Interested Trustees

Patrick J. Sheppard   Trustee, President    Since 2003    President and Chief          33              None             $0
Mellon Institutional     and Chief                        Operating Officer of
Asset Management      Executive Officer                   The Boston Company
One Boston Place                                          Asset Management,
Boston, MA 02108                                          LLC; formerly Senior
7/24/65                                                   Vice President and
                                                          Chief Operating
                                                          Officer, Mellon
                                                          Institutional Asset
                                                          Management ("MIAM")
                                                          and Vice President
                                                          and Chief Financial
                                                          Officer, MIAM

Principal Officers who are Not Trustees



Name                                              Term of Office
Address, and                Position(s)           and Length of                      Principal Occupation(s)
Date of Birth             Held with Trust          Time Served                          During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann         Vice President           Since 2003         Senior Vice President and Head of Operations,
Mellon Institutional      and Secretary                               Mellon Institutional Asset Management; formerly First
Asset Management                                                      Vice President, Mellon Institutional Asset Management
One Boston PLace                                                      and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson        Vice President           Vice President     Vice President and Mutual Funds Controller,
Mellon Institutional      and Treasurer            since 1999;        Mellon Institutional Asset Management
Asset Management                                   Treasurer
One Boston Place                                   since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland        Assistant Vice           Since 1996         Vice President and Manager, Mutual Funds
Mellon Institutional        President                                 Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hulgren           Assistant Vice           Since 2001         Assistant Vice President and Compliance Manager,
Mellon Institutional        President                                 Mellon Institutional Asset Management ("MIAM");
Asset Management                                                      formerly Shareholder Services, MIAM and Shareholder
One Boston Place                                                      Representative, Standish Mellon Asset Management
Boston, MA 02108                                                      Company LLC
1/19/71

Mary T. Lomasney              Chief                Since 2005         First Vice President, Mellon Institutional Asset
Mellon Institutional       Compliance                                 Management and Chief Compliance Officer,
Asset Management             Officer                                  Mellon Funds Distributor; formerly Director,
One Boston PLace                                                      Blackrock, Inc. Senior Vice President, State Street
Boston, MA 02108                                                      Research & Management Company ("SSRM"),
4/8/57                                                                Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com


                                                                      6939AR0905

                                         [LOGO] Mellon
                                                --------------------------
                                                Mellon Institutional Funds




Annual Report                                The Boston Company
                                             Small Cap Tax-Sensitive Equity Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
--------------------------
Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard

Patrick J. Sheppard
President and CEO
Mellon Institutional Funds

                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

In our commentary last year, terrorism and the upcoming elections were the focus of our discussion. Now, energy prices, inflation fears, and interest rates are at the forefront of investor concerns. However, despite these economic fears, the equity markets continued to post healthy returns. Small-cap stocks continued to perform well and outpaced their large-cap counterparts, buoyed by strong profit growth and relatively low interest rates. Overall, the equity markets sustained their strong positive momentum despite the devastation of the two gulf coast hurricanes. While we don't see these events derailing the recent U.S. economic strength, they could lead to slightly lower growth.

For the 12 months ended September 30, 2005, The Boston Company Small Cap Tax-Sensitive Equity Fund had a total return of 22.01% versus 17.97% for the Russell 2000 Growth Index. The Fund has maintained strong relative performance during the past year as portfolio holdings have participated in much of the market's gains, while maintaining an overall risk averse profile. This is evidenced by the Fund's lower relative decline during the only negative quarter over the last 12 months. During the first quarter decline, the Fund declined approximately half as much as the -6.83% for the Russell 2000 Growth Index.

Broad sector performance within the Russell 2000 Growth Index was solid during the year. For the first time since the fourth quarter of 2003, growth issues within the Russell 2000 marginally outperformed value issues on a trailing 12-month basis, gaining 17.97% versus value's gain of 17.75%. In addition, this is the tightest 12-month performance margin between the two small-cap styles since the first quarter of 1987.

We continue to believe the longer-term trend within small-cap equities is movement away from the lower quality companies. However, factors that have supported the broader small-cap market have not weakened as expected, as the sector continues to generate profit growth that has outpaced large-caps for most of the past five years. We believe small-caps will continued to outperform large-caps through the end of 2005.

Relative to the index, the Fund benefited from its exposure to the energy, industrials, and consumer staples sectors. In the financial services sector, the Fund remained underweighedt relative to its benchmark, reflecting our concern that the rising interest rate environment would impact the sector's strongest sources of growth over the past few years: mortgages and re-financings. Within consumer discretionary, we maintained our underweight because we believe that consumer spending that had been largely fueled by the meteoric rise in property values with historically low interest rates is past. Our technology investments remain exposed to areas such as semiconductors, electronic equipment, and software & services.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

In healthcare, we are underweight the biotechnology sector and remain focused on companies whose earnings stand best positioned to benefit from a variety of opportunities. The energy sector has now become the focal point of inflation fears. Oil and gas prices hit new highs during the quarter before settling down slightly, once again driving fears of profit erosion and inflation. We continue to marginally overweighted the energy sector, but remain sensitive to shifts in the energy markets. Even if shifts within the tight supply-demand relationship occur, we feel that given the current high commodity prices, companies within the energy sector should continue to show strong earnings and cash flows through 2005.

/s/ B. Randall Watts                                        /s/ Todd Wakefield
B. Randall Watts                                            Todd Wakefield

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company
        Small Cap Tax-Sensitive Equity Fund and Russell 2000 Growth Index
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]


                                       TBC
     PERIOD              Small Cap Tax-Sensitive Equity Fund             Russell 2000 Growth Index*

     1/2/96                            100,000                                     100,000
     3/31/96                           107,550                                     105,744
     6/30/96                           120,750                                     111,924
     9/30/96                           117,948                                     110,969
    12/31/96                           121,231                                     111,263
     3/31/97                           108,557                                      99,593
     6/30/97                           135,058                                     117,076
     9/30/97                           163,362                                     136,885
    12/31/97                           149,858                                     125,666
     3/31/98                           168,288                                     140,596
     6/30/98                           163,756                                     132,522
     9/30/98                           130,421                                     102,890
    12/31/98                           165,821                                     127,211
     3/31/99                           186,769                                     125,074
     6/30/99                           206,861                                     143,517
     9/30/99                           204,796                                     136,460
    12/31/99                           332,765                                     182,029
     3/31/00                           409,302                                     198,926
     6/30/00                           377,054                                     184,261
     9/30/00                           381,323                                     176,941
    12/31/00                           286,899                                     141,201
     3/31/01                           217,874                                     119,734
     6/30/01                           252,751                                     141,255
     9/30/01                           191,388                                     101,590
    12/31/01                           224,660                                     128,171
     3/31/02                           223,200                                     125,659
     6/30/02                           197,444                                     105,937
     9/30/02                           164,463                                      83,140
    12/31/02                           170,738                                      89,384
     3/31/03                           163,734                                      85,918
     6/30/03                           196,641                                     106,665
     9/30/03                           215,904                                     117,830
    12/31/03                           248,154                                     132,774
     3/31/04                           266,469                                     140,185
     6/30/04                           264,499                                     140,315
     9/30/04                           253,262                                     131,881
    12/31/04                           286,899                                     151,769
     3/31/05                           275,662                                     141,411
     6/30/05                           287,410                                     146,330
     9/30/05                           309,007                                     155,574



                                       Average Annual Total Returns
                                       (for period ended 9/30/2005)
==============================================================================================================
                                                                                   Since
                                                                                Inception
              1 Years                3 Years                  5 Years           1/2/1996
--------------------------------------------------------------------------------------------------------------
Fund          22.01%                 23.40%                   (4.12)%            12.28%

* Source: Lipper Inc.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                            Expenses Paid
                                                         Beginning                   Ending                 During Period(+)
                                                       Account Value              Account Value           April 1, 2005 to
                                                        April 1, 2005           September 30, 2005       September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000.00                  $1,121.00                   $5.26

Hypothetical (5% return
per year before expenses)                                $1,000.00                  $1,020.10                   $5.01

+ Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------


                                                                                         Percentage of
Top Ten Holdings*                                              Sector                     Investments
------------------------------------------------------------------------------------------------------
Fisher Scientific International                             Health Care                       2.2%
Matria Healthcare, Inc.                                     Health Care                       1.8
Covance, Inc.                                               Health Care                       1.8
Respironics, Inc.                                           Health Care                       1.8
Consol Energy, Inc.                                         Energy                            1.6
Crescent Real Estate Equities Co. REIT                      Financial                         1.6
Lions Gate Entertainment Corp.                              Consumer Discretionary            1.5
Penn Virginia Corp.                                         Energy                            1.5
LECG Corp.                                                  Industrial                        1.4
Performance Food Group Co.                                  Consumer Staples                  1.4
                                                                                            -----
                                                                                             16.6%

* Excluding short-term investments and investment of cash collateral.


                                                          Percentage of
Economic Sector Allocation                                 Net Assets
-----------------------------------------------------------------------
Basic Materials                                                2.0%
Consumer Discretionary                                        13.7
Consumer Staples                                               4.2
Energy                                                         9.2
Financials                                                     7.3
Health Care                                                   20.2
Industrials                                                   15.9
Technology                                                    18.5
Utilities                                                      2.2
Short-term and Other Assets                                    6.8
                                                             -----
                                                             100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                               Shares       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--105.0%

EQUITIES--93.2%

Basic Materials--2.0%
Airgas, Inc.                                                                                           41,240     $ 1,221,941
Cambrex Corp.                                                                                          33,400         633,264
Cleveland-Cliffs, Inc. (a)                                                                             16,100       1,402,471
                                                                                                                  -----------
                                                                                                                    3,257,676
                                                                                                                  -----------
Consumer Discretionary--13.7%
Blue Nile, Inc. (a)(b)                                                                                 36,600       1,158,024
California Pizza Kitchen, Inc. (b)                                                                     20,130         588,601
Casual Male Retail Group, Inc. (b)                                                                     112,100        771,248
Central Garden & Pet Co. (b)                                                                           10,780         487,795
DreamWorks Animation SKG (b)                                                                           29,600         818,736
Eddie Bauer Holdings, Inc. (b)                                                                         57,600       1,396,800
Educate, Inc. (b)                                                                                      85,010       1,275,150
Education Management Corp. (b)                                                                         33,000       1,063,920
Emmis Communications Corp. (a)(b)                                                                      83,600       1,846,724
Jarden Corp. (b)                                                                                       19,540         802,508
Jos A Bank Clothiers, Inc. (a)(b)                                                                      17,550         758,511
Lions Gate Entertainment Corp. (a)(b)                                                                  234,900      2,240,946
Marvel Entertainment, Inc. (b)                                                                         74,000       1,322,380
Outdoor Channel Holdings, Inc. (b)                                                                     46,300         683,388
Papa John's International, Inc. (b)                                                                    27,710       1,388,825
Playboy Enterprises, Inc., Class B (b)                                                                 55,420         781,422
Rare Hospitality International, Inc. (b)                                                                8,270         212,539
Speedway Motorsports, Inc.                                                                             31,590       1,147,665
The Sportsman's Guide Inc. (b)                                                                         18,900         515,970
Thor Industries, Inc.                                                                                  23,440         796,960
Tractor Supply Co. (b)                                                                                 23,840       1,088,296
Wabtec Corp.                                                                                           29,950         817,036
                                                                                                                  -----------
                                                                                                                   21,963,444
                                                                                                                  -----------
Consumer Staples--4.2%
Church & Dwight Co., Inc.                                                                              42,300       1,562,562
Herbalife Ltd.                                                                                         41,600       1,253,824
Nu Skin Enterprises, Inc.                                                                              37,100         706,755
Peet's Coffee & Tea, Inc. (b)                                                                          26,390         808,062
Performance Food Group Co. (b)                                                                         65,900       2,079,804
Playtex Products, Inc. (b)                                                                             27,800         305,800
                                                                                                                  -----------
                                                                                                                    6,716,807
                                                                                                                  -----------
Energy--9.2%
Consol Energy, Inc.                                                                                    31,990       2,439,877
Dril-Quip, Inc. (b)                                                                                    20,620         989,760
FMC Technologies, Inc. (b)                                                                             48,640       2,048,230
Global Industries, Ltd. (b)                                                                            56,900         838,706

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                               Shares       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Energy (continued)
Hydril Co. (b)                                                                                         11,900     $   816,816
Oceaneering International, Inc. (b)                                                                    15,730         840,139
Oil States International, Inc. (b)                                                                     47,090       1,709,838
Penn Virginia Corp.                                                                                    38,640       2,229,914
Tidewater, Inc.                                                                                        38,200       1,859,194
W-H Energy Services, Inc. (b)                                                                          29,200         946,664
                                                                                                                  -----------
                                                                                                                   14,719,138
                                                                                                                  -----------
Financial--7.3%
Affiliated Managers Group (a)(b)                                                                       13,550         981,291
Cathay General Bancorp                                                                                 17,700         627,642
Center Financial Corp.                                                                                 34,660         814,510
City National Corp., Class A                                                                           16,830       1,179,615
Crescent Real Estate Equities Co. REIT                                                                 117,100      2,401,721
Cullen/Frost Bankers, Inc.                                                                             18,900         932,526
CVB Financial Corp.                                                                                       1                26
First Community Bancorp, Inc., Class A                                                                 16,200         774,846
First Midwest Bancorp, Inc.                                                                            34,950       1,301,538
Mercantile Bankshares Corp.                                                                            16,732         715,962
National Financial Partners Corp.                                                                      17,300         780,922
New York Community Bancorp Inc. (a)                                                                       4                69
The Colonial BancGroup, Inc.                                                                           50,100       1,122,240
                                                                                                                  -----------
                                                                                                                   11,632,908
                                                                                                                  -----------
Health Care--20.2%
American Medical Systems Holdings, Inc. (b)                                                            41,300         832,195
Animas Corp. (b)                                                                                       44,800         703,360
Applera Corp.-Celera Genomics Group (b)                                                                52,800         640,464
ArQule, Inc. (b)                                                                                       59,100         462,753
Array BioPharma, Inc. (b)                                                                              87,000         624,660
Community Health Systems, Inc. (b)                                                                     24,200         939,202
Conceptus, Inc. (a)(b)                                                                                 73,400         851,440
Cooper Cos, Inc.                                                                                       21,160       1,621,068
Covance, Inc. (b)                                                                                      55,600       2,668,244
Coventry Health Care, Inc. (b)                                                                          9,250         795,685
Cytyc Corp. (b)                                                                                        47,100       1,264,635
Fisher Scientific International (a)                                                                    52,600       3,263,830
Human Genome Sciences, Inc. (b)                                                                        51,300         697,167
Immunogen, Inc. (b)                                                                                    89,500         656,930
InterMune, Inc. (b)                                                                                    45,200         748,060
IRIS International, Inc. (b)                                                                           25,200         464,688
Lifepoint Hospitals, Inc. (a)(b)                                                                       20,100         878,973
Matria Healthcare, Inc. (b)                                                                            71,950       2,716,113
Medarex, Inc. (b)                                                                                      70,500         671,160
MWI Veterinary Supply, Inc. (b)                                                                         3,720          74,214

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                               Shares       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Health Care (continued)
Neurocrine Biosciences Inc. (b)                                                                        14,500     $   713,255
PerkinElmer, Inc.                                                                                      75,500       1,537,935
Protein Design Labs, Inc. (a)(b)                                                                       40,900       1,145,200
Respironics, Inc. (b)                                                                                  62,200       2,623,596
Sybron Dental Specialties, Inc. (b)                                                                    23,800         989,604
Triad Hospitals (b)                                                                                    17,050         771,854
VCA Antech, Inc. (b)                                                                                   57,900       1,477,608
Vertex Pharmaceuticals, Inc. (a)(b)                                                                    37,100         829,185
WebMD Health Corp., Class A Shares (b)                                                                  3,430          84,546
ZymoGenetics, Inc. (b)                                                                                 32,100         529,650
                                                                                                                  -----------
                                                                                                                   32,277,274
                                                                                                                  -----------
Industrial--15.9%
Bucyrus International, Inc., Class A                                                                   29,600       1,454,248
Evergreen Solar, Inc. (b)                                                                              86,100         803,313
FTI Consulting Inc. (b)                                                                                74,400       1,879,344
Global Cash Access, Inc. (a)(b)                                                                        32,070         452,187
Huron Consulting Group Inc. (b)                                                                        53,700       1,440,234
Interline Brands Inc. (b)                                                                              59,300       1,245,893
Jack Henry & Associates, Inc.                                                                          38,700         750,780
Kennametal, Inc.                                                                                       33,770       1,656,081
Landstar System                                                                                        23,510         941,105
LECG Corp. (b)                                                                                         91,900       2,113,700
Mercury Computer Systems, Inc. (b)                                                                     28,900         758,625
MSC Industrial Direct Co., Inc. (a)                                                                    47,050       1,560,649
Navigant Consulting, Inc. (b)                                                                          39,100         749,156
Pacer International, Inc.                                                                              61,400       1,618,504
Stericycle Inc. (b)                                                                                    20,900       1,194,435
Stewart & Stevenson Services, Inc.                                                                     31,800         758,430
UTI Worldwide, Inc.                                                                                    21,750       1,689,975
Valmont Industries, Inc.                                                                               30,600         898,416
Washington Group International, Inc. (b)                                                               15,100         813,739
Waste Connections Inc. (a)(b)                                                                          43,600       1,529,488
Watson Wyatt & Co Holdings                                                                             42,600       1,148,070
                                                                                                                  -----------
                                                                                                                   25,456,372
                                                                                                                  -----------
Information Technology--18.5%
Akamai Technologies, Inc. (b)                                                                         104,700       1,669,965
Anteon International Corp. (b)                                                                         18,430         788,067
BEA Systems, Inc. (b)                                                                                 137,200       1,232,056
Cymer, Inc. (a)(b)                                                                                     35,670       1,117,184
Cypress Semiconductor Corp. (a)(b)                                                                    101,600       1,529,080
Eclipsys Corp. (b)                                                                                     22,600         403,184
Exar Corp. (b)                                                                                         84,000       1,177,680
F5 Networks Inc. (b)                                                                                   26,240       1,140,653

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                                 Shares     (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Information Technology (continued)
Filenet Corp. (b)                                                                                        55,300   $ 1,542,870
Informatica Corp. (b)                                                                                    67,400       810,148
Ingram Micro Inc., Class A (b)                                                                          107,250     1,988,415
Internet Security Systems (b)                                                                            34,300       823,543
Jamdat Mobile, Inc. (a)(b)                                                                               45,000       945,000
Lam Research Corp. (a)(b)                                                                                26,351       802,915
ManTech International Corp., Class A (b)                                                                 29,190       770,908
Marchex, Inc. (a)(b)                                                                                     47,800       791,568
Mcafee, Inc. (b)                                                                                         37,940     1,192,075
Online Resources Corp. (b)                                                                              119,300     1,262,194
Packeteer, Inc. (b)                                                                                      66,600       835,830
Power Integrations, Inc. (b)                                                                             35,490       771,908
Progress Software Corp. (b)                                                                              36,600     1,162,782
SafeNet, Inc. (b)                                                                                        23,700       860,547
Secure Computing Corp. (b)                                                                               76,000       862,600
SS&C Technologies, Inc.                                                                                  45,400     1,663,456
Unica Corp. (b)                                                                                          22,930       251,771
Varian Semiconductor Equipment Associates, Inc. (b)                                                      26,100     1,105,857
Verisign, Inc. (b)                                                                                       50,850     1,086,665
WebEx Communications, Inc. (b)                                                                           39,200       960,792
                                                                                                                  -----------
                                                                                                                   29,549,713
                                                                                                                  -----------

Utilities--2.2%
AGL Resources, Inc.                                                                                      31,680     1,175,645
Atmos Energy Corp.                                                                                       54,200     1,531,150
ITC Holdings Corp.                                                                                       28,730       832,593
                                                                                                                  -----------
                                                                                                                    3,539,388
                                                                                                                  -----------
TOTAL EQUITIES (Cost $115,516,399)                                                                                149,112,720
                                                                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                          Par           Value
Security                                                             Rate                Maturity        Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.2%

U.S. Government--0.2%
U.S. Treasury Bill (c) (d) (Cost $382,337)                           3.15%               12/15/05      $385,000    $   382,472
                                                                                                                   -----------
INVESTMENT OF CASH COLLATERAL--11.6%                                                                    Shares
                                                                                                      ----------
BlackRock Cash Strategies L.L.C. (Cost Shares $18,537,441)           3.93%                            18,537,441    18,537,441
                                                                                                                   -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $134,436,177)                                                                 168,032,633
                                                                                                                   -----------
AFFILIATED INVESTMENTS--6.0%
Dreyfus Institutional Preferred Plus Money Market Fund (e)           3.73%                             9,623,233     9,623,233
(Cost $9,623,233)                                                                                                  -----------

TOTAL INVESTMENTS--111.0% (Cost $144,059,410)                                                                      177,655,866

LIABILITIES IN EXCESS OF OTHER ASSETS--(11.0%)                                                                     (17,620,998)
                                                                                                                   -----------
NET ASSETS--100%                                                                                                  $160,034,868
                                                                                                                  ============

Notes to Schedule of Investments:

REIT--Real Estate Investment Trust.

(a) Security, or a portion of thereof, was on loan at 9/30/05.
(b) Non-income producing security.
(c) Denotes all or part of security segregated as collateral for futures transactions.
(d) Rate noted is yield to maturity.
(e) Affiliated institutional money market fund.


At September 30, 2005 the Fund held the following futures contracts:

                                                                           Underlying        Unrealized
Contract                              Position      Expiration Date       Face Amount          Gain
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (18 Contracts)      Long            12/16/05            $6,021,000        $27,819
                                                                                             =======

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------


Assets

  Investment in securities, at value (Note 1A)
   (including securities on loan, valued at $17,796,766 (Note 7)):
    Unaffiliated investments (cost $134,436,177)                                                                $168,032,633
    Affiliated investments (Note 1F) (cost $9,623,233)                                                             9,623,233
  Receivable for investments sold                                                                                  2,324,638
  Interest and dividends receivable                                                                                   66,301
  Receivable for Fund shares sold                                                                                    128,256
  Variation margin receivable (Note 6)                                                                                43,200
  Prepaid expenses                                                                                                    27,085
                                                                                                                ------------
    Total assets                                                                                                 180,245,346

Liabilities

  Collateral for securities on loan (Note 7)                                                   $18,537,441
  Payable for investments purchased                                                              1,603,354
  Payable for Fund shares redeemed                                                                  15,328
  Accrued accounting, custody, administration and transfer agent fees (Note 2)                      10,205
  Accrued professional fees                                                                         26,589
  Accrued trustees' fees and expenses (Note 2)                                                       6,755
  Other accrued expenses and liabilities                                                            10,806
                                                                                               -----------

    Total liabilities                                                                                             20,210,478
                                                                                                                ------------
Net Assets                                                                                                      $160,034,868
                                                                                                                ============
Net Assets consist of:

  Paid-in capital                                                                                               $116,940,061
  Accumulated net realized gain                                                                                    9,470,450
  Undistributed net investment income                                                                                     82
  Net unrealized appreciation                                                                                     33,624,275
                                                                                                                ------------
Total Net Assets                                                                                                $160,034,868
                                                                                                                ============
Shares of beneficial interest outstanding                                                                          3,779,055
                                                                                                                ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                                                                      $42.35
                                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------


Investment Income (Note 1B)

  Dividend income (net of foreign witholding taxes of $553)                                                      $   700,675
  Interest income (Note 1F):
    Unaffiliated issuers                                                                                              11,617
    Affiliated issuers                                                                                               192,834
  Securities lending income (Note 7)                                                                                  95,361
                                                                                                                 -----------
    Total investment income                                                                                        1,000,487

Expenses

  Investment advisory fee (Note 2)                                                             $ 1,098,877
  Accounting, custody, administration and transfer agent fees (Note 2)                             129,191
  Professional fees                                                                                 48,895
  Registration fees                                                                                 21,200
  Trustees' fees and expenses (Note 2)                                                              27,718
  Insurance expense                                                                                  7,100
  Miscellaneous expenses                                                                            27,416
                                                                                               -----------
    Total Expenses                                                                                                 1,360,397
                                                                                                                 -----------
      Net investment (loss)                                                                                         (359,910)
                                                                                                                 -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                                       11,432,570
    Futures contracts                                                                              890,789
                                                                                               -----------
      Net realized gain                                                                                           12,323,359
Change in unrealized appreciation (depreciation) on:
  Investments securities                                                                        15,654,783
  Futures contracts                                                                                 16,110
                                                                                               -----------
    Change in net unrealized appreciation (depreciation)                                                          15,670,893
                                                                                                                 -----------
Net realized and unrealized gain (loss)                                                                           27,994,252
                                                                                                                 -----------
Net Increase in Net Assets from Operations                                                                       $27,634,342
                                                                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the                       For the
                                                                                  Year Ended                    Year Ended
                                                                              September 30, 2005            September 30, 2004
                                                                              ------------------            ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                   $   (359,910)                  $   (841,402)
  Net realized gain (loss)                                                         12,323,359                     15,242,461
  Change in net unrealized appreciation (depreciation)                             15,670,893                      4,178,389
                                                                                 ------------                   ------------
  Net increase (decrease) in net assets from investment operations                 27,634,342                     18,579,448
                                                                                 ------------                   ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                 28,290,912                     19,103,910
  Redemption fees credited to capital                                                   1,491                            242
  Cost of shares redeemed                                                         (16,263,827)                   (24,029,775)
                                                                                 ------------                   ------------
Net increase (decrease) in net assets from Fund share transactions                 12,028,576                     (4,925,623)
                                                                                 ------------                   ------------
Total Increase (Decrease) in Net Assets                                            39,662,918                     13,653,825
Net Assets
  At beginning of period                                                          120,371,950                    106,718,125
                                                                                 ------------                   ------------
  At end of period (including undistributed net
   investment income of $82 and $82)                                             $160,034,868                   $120,371,950
                                                                                 ============                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------


                                                                                     Year Ended September 30,
                                                                  -----------------------------------------------------------
                                                                     2005         2004         2003         2002          2001
                                                                   -------      -------      -------      -------       -------

Net Asset Value, Beginning of Period                              $  34.71     $  29.58     $  22.53      $ 26.23       $ 63.32
                                                                  --------     --------     --------      -------       -------

From Operations:

   Net investment income (loss)* (a)                                 (0.10)       (0.24)       (0.11)       (0.13)        (0.20)
   Net realized and unrealized gains (loss) on investments
                                                                      7.74         5.37(b)      7.16(b)     (3.57)(b)    (28.28)
                                                                  --------     --------     --------      -------       -------
Total from operations                                                 7.64         5.13         7.05        (3.70)       (28.48)
                                                                  --------     --------     --------      -------       -------
Less Distributions to Shareholders:

   From net realized gains on investments
                                                                        --           --           --           --         (8.61)
                                                                  --------     --------     --------      -------       -------
Total distributions to shareholders                                     --           --           --           --         (8.61)
                                                                  --------     --------     --------      -------       -------
Net Asset Value, End of Period                                    $  42.35     $  34.71     $  29.58      $ 22.53       $ 26.23
                                                                  ========     ========     ========      =======       =======
Total Return                                                         22.01%       17.34%       31.29%(c)   (14.11)%(c)   (49.81)%(c)

Ratios/Supplemental data:
   Expenses (to average daily net assets)*                            0.99%        1.03%        1.00%        1.00%         1.00%
   Net Investment Income (Loss) (to average daily net assets)*       (0.26)%      (0.71)%      (0.43)%      (0.47)%       (0.54)%
   Portfolio Turnover                                                  137%         150%         252%         241%          174%
   Net Assets, End of Period (000's omitted)                      $160,035     $120,372     $106,718      $82,469       $81,711

------------------
*  For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the net investment income per share and the ratios would have been:

   Net investment income (loss) per share (a)                          N/A          N/A      $ (0.13)     $ (0.15)      $ (0.21)
   Ratios (to average daily net assets):
     Expenses                                                          N/A          N/A         1.07%        1.08%         1.04%
     Net Investment Income (Loss)                                      N/A          N/A        (0.50)%      (0.55)%       (0.58)%

(a) Calculated based on average shares outstanding.
(b) Amounts includes litigation proceeds received by the Portfolio of $0.03 for the year ended September 30, 2004, $0.01 for the year ended September 30, 2003 and $0.02 for the year ended September 30, 2002.
(c) Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)     Significant Accounting Policies:

        Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Tax-Sensitive Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

        The objective of the Fund is to maximize after-tax total return, consisting of long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small capitalization U.S. companies.

        The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        A. Investment security valuations

        Securities for which quotations are readily available are valued at the last sale price, or if no sale price is available, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

        Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and is then valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

        B. Securities transactions and income

        Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

        C. Distributions to shareholders

        Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for wash sales and realized and unrealized gains or losses on futures.

        Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

        D. Expenses

        The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

        E. Commitments and contingencies

        In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------
        F. Affiliated issuers

        Affiliated issuers are other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)     Investment Advisory Fee and Other Transactions With Affiliates:

        The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets.

        The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $18,624 during the period ended September 30, 2005.

        The Fund has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Fund. For these services, the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $110,567 during the period ended September 30, 2005.

        The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement, Mellon Bank received $41,257, for the period ended September 30, 2005. See Note 7 for further details.

        Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

        The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)     Purchases and Sales of Investments:

        Purchases and proceeds from sales of investments, other than short-term obligations for the period ended September 30, 2005, were $186,737,020 and $178,524,760, respectively. For the period ended September 30, 2005, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)     Shares of Beneficial Interest:

        The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                For the                       For the
                                                              Year Ended                    Year Ended
                                                          September 30, 2005            September 30, 2004
Shares sold                                                    734,506                      553,482
Shares redeemed                                               (423,368)                    (692,914)
                                                              --------                     --------
Net increase (decrease)                                        311,138                     (139,432)
                                                              ========                     ========

At September 30, 2005, two shareholders of record held approximately 64% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

        The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received $1,491 in redemption fees.

(5)     Federal Taxes:

        As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

        The tax basis components of distributable earnings and the federal tax cost as of September 30, 2005, were as follows:

        Unrealized appreciation                                     $ 34,680,912
        Unrealized depreciation                                       (1,356,889)
                                                                    ------------
        Net unrealized appreciation/depreciation                      33,324,023
                                                                    ============
        Undistributed ordinary income                                  2,311,713
        Undistributed capital gains                                    7,459,071
        Cost for federal income tax purposes                        $144,331,843
                                                                    ------------

(6)     Financial Instruments:

        In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

        The Fund may trade the following instruments with off-balance sheet risk:

        Options

        Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

        Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased
        (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

        Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

        At September 30, 2005, the Fund had no option transactions.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

        Futures contracts

        The Fund may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

        At September 30, 2005, the Fund held financial futures contracts. See Schedule of Investments for further detail.

(7)     Security Lending:

        The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.

        The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

        The Fund loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $321,276 of which, $225,915 was rebated to borrowers or paid in fees. At September 30, 2005, the Fund had securities valued at $17,796,766 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)     Line of Credit:

        The Fund, and other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, a facility fee of $2,674 was allocated to the Fund.

        During the period ended September 30, 2005, the Fund did not use the line of credit.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company Small Cap Tax-Sensitive Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Tax-Sensitive Equity Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                     Number of                          Trustee
                                                              Principal             Portfolios in      Other         Remuneration
Name                                    Term of Office       Occupation(s)         Fund Complex    Directorships    (period ended
Address, and              Position(s)   and Length of         During Past          Overseen by        Held by       September 30,
Date of Birth           Held with Trust  Time Served            5 Years              Trustee          Trustee           2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming           Trustee      Trustee          Chairman Emeritus,           33              None             $299
c/o Decision Resources,                  since            Decision Resources,
Inc.                                     11/3/1986        Inc. ("DRI")
260 Charles Street                                        (biotechnology
Waltham, MA 02453                                         research and
9/30/40                                                   consulting firm);
                                                          formerly Chairman of
                                                          the Board and Chief
                                                          Executive Officer,
                                                          DRI

Caleb Loring III            Trustee      Trustee          Trustee, Essex Street        33              None             $311
c/o Essex Street                         since            Associates (family
Associates                               11/3/1986        investment trust
P.O. Box 5600                                             office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman        Trustee      Trustee          William Joseph               33              None             $299
c/o Harvard University                   since            Maier, Professor of
Littaver Center 127                      9/13/1989        Political Economy,
Cambridge, MA 02138                                       Harvard University
8/5/44

John H. Hewitt              Trustee      Trustee          formerly Trustee,            33              None             $299
P.O. Box 2333                            since            Mertens House, Inc.
New London, NH 03257                     11/3/1986        (hospice)
4/11/35

Interested Trustees

Patrick J. Sheppard   Trustee, President   Since 2003     President and Chief          33              None             $0
Mellon Institutional     and Chief                        Operating Officer of
Asset Management      Executive Officer                   The Boston Company
One Boston Place                                          Asset Management,
Boston, MA 02108                                          LLC; formerly Senior
7/24/65                                                   Vice President and
                                                          Chief Operating
                                                          Officer, Mellon
                                                          Institutional Asset
                                                          Management ("MIAM")
                                                          and Vice President
                                                          and Chief Financial
                                                          Officer, MIAM

Principal Officers who are Not Trustees



Name                                              Term of Office
Address, and                Position(s)           and Length of                      Principal Occupation(s)
Date of Birth             Held with Trust          Time Served                          During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann         Vice President           Since 2003         Senior Vice President and Head of Operations,
Mellon Institutional      and Secretary                               Mellon Institutional Asset Management; formerly First
Asset Management                                                      Vice President, Mellon Institutional Asset Management
One Boston PLace                                                      and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson        Vice President           Vice President     Vice President and Mutual Funds Controller,
Mellon Institutional      and Treasurer            since 1999;        Mellon Institutional Asset Management
Asset Management                                   Treasurer
One Boston Place                                   since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland        Assistant Vice           Since 1996         Vice President and Manager, Mutual Funds
Mellon Institutional        President                                 Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hulgren           Assistant Vice           Since 2001         Assistant Vice President and Manager,
Mellon Institutional        President                                 Shareholder Services, Mellon Institutional Asset
Asset Management                                                      Management; formerly Shareholder Representative,
One Boston Place                                                      Standish Mellon Asset Management Company LLC
Boston, MA 02108
1/19/71

Mary T. Lomasney              Chief                Since 2005         First Vice President, Mellon Institutional Asset
Mellon Institutional       Compliance                                 Management and Chief Compliance Officer,
Asset Management             Officer                                  Mellon Funds Distributor; formerly Director,
One Boston PLace                                                      Blackrock, Inc. Senior Vice President, State Street
Boston, MA 02108                                                      Research & Management Company ("SSRM"),
4/8/57                                                                Vice President, SSRM

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

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

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

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com

                                                                      6938AR0905

                                              [LOGO] Mellon
                                                     --------------------------
                                                     Mellon Institutional Funds




Annual Report                         The Boston Company
                                      Small Cap Growth Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005. Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard

Patrick J. Sheppard
President and CEO
Mellon Institutional Funds


                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

In our commentary last year, terrorism and the upcoming elections were the focus of our discussion. Now, energy prices, inflation fears, and interest rates are at the forefront of investor concerns. However, despite these economic fears, the equity markets continued to post healthy returns. Small-cap stocks continued to perform well and outpaced their large-cap counterparts, buoyed by strong profit growth and relatively low interest rates. Overall, the equity markets sustained their strong positive momentum despite the devastation of the two gulf coast hurricanes. While we don't see these events derailing the recent U.S. economic strength, they could lead to slightly lower growth.

For the 12 months ended September 30, 2005, The Boston Company Small Cap Growth Fund had a total return of 22.00% versus 17.97% for the Russell 2000 Growth Index. The Fund has maintained strong relative performance during the past year as portfolio holdings have participated in much of the market's gains, while maintaining an overall risk averse profile. This is evidenced by our lower relative decline during the only negative quarter over the last 12 months. During the first quarter decline, the Fund declined approximately half as much as the -6.83% for the Russell 2000 Growth Index.

Broad sector performance within the Russell 2000 Growth Index was solid during the year. For the first time since the fourth quarter of 2003, growth issues within the Russell 2000 marginally outperformed value issues on a trailing 12-month basis, gaining 17.97% versus value's gain of 17.75%. In addition, this is the tightest 12-month performance margin between the two small-cap styles since the first quarter of 1987.

We continue to believe the longer-term trend within small-cap equities is movement away from the lower quality companies. However, factors that have supported the broader small-cap market have not weakened as expected, as the sector continues to generate profit growth that has outpaced large-caps for most of the past five years. We believe small-caps will continue to outperform large caps through the end of 2005.

Relative to the indices, the portfolio benefited from its exposure to the energy, endustrials, and consumer staples sectors. In the financial services sector, the Fund remains underweighted relative to its benchmark, reflecting our concern that the rising interest rate environment would impact the sector's strongest sources of growth over the past few years: mortgages and re-financings. Within consumer discretionary, we maintained our underweight because we believe that consumer spending that had been largely fueled by the meteoric rise in property values with historically low interest rates is past. Our technology investments remain exposed to areas such as semiconductors, electronic equipment, and software and services.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

In healthcare, we are underweight the biotechnology sector and remain focused on companies whose earnings stand best positioned to benefit from a variety of opportunities. The energy sector has now become the focal point of inflation fears. Oil and gas prices hit new highs during the quarter before settling down slightly, once again driving fears of profit erosion and inflation. We continue to be marginally overweighted in the energy sector, but remain sensitive to shifts in the energy markets. Even if shifts within the tight supply-demand relationship occur, we feel that given the current high commodity prices, companies within the energy sector should continue to show strong earnings and cash flows through 2005.


/s/ B. Randall Watts                                     /s/ Todd Wakefield
B. Randall Watts                                         Todd Wakefield

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company
             Small Cap Growth Fund and the Russell 2000 Growth Index
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                            TBC
     PERIOD         Small Cap Growth Fund    Russell 2000 Growth Index *


     12/23/96             100,000                     100,000
     12/31/96             101,900                     100,000
     3/31/97               93,000                      89,512
     6/30/97              118,850                     105,225
     9/30/97              145,651                     123,028
     12/31/97             133,355                     112,945
     3/31/98              154,791                     126,364
     6/30/98              147,250                     119,107
     9/30/98              119,675                      92,475
     12/31/98             152,421                     114,334
     3/31/99              178,758                     112,413
     6/30/99              203,802                     128,989
     9/30/99              206,010                     122,646
     12/31/99             347,013                     163,603
     3/31/00              405,788                     178,790
     6/30/00              376,923                     165,609
     9/30/00              353,518                     159,030
     12/31/00             275,314                     126,908
     3/31/01              220,752                     107,613
     6/30/01              256,181                     126,956
     9/30/01              193,175                      91,306
     12/31/01             226,426                     115,197
     3/31/02              224,249                     112,939
     6/30/02              197,265                      95,213
     9/30/02              163,552                      74,724
     12/31/02             169,160                      80,336
     3/31/03              162,233                      77,221
     6/30/03              194,692                      95,868
     9/30/03              213,891                     105,903
     12/31/03             245,691                     119,334
     3/31/04              263,504                     125,995
     6/30/04              261,723                     126,112
     9/30/04              250,375                     118,531
     12/31/04             283,693                     136,406
     3/31/05              272,675                     127,096
     6/30/05              284,418                     131,517
     9/30/05              305,464                     139,826

                          Average Annual Total Returns
                          (for period ended 9/30/2005)

                                                                Since Inception
                   1 Year      3 Years          5 Years           12/23/1996
--------------------------------------------------------------------------------

Fund               22.00%        23.15%         (2.88)%              13.58%

* Source: Lipper Inc.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             Expenses Paid
                                    Beginning              Ending           During Period(+)
                                  Account Value        Account Value       April 1, 2005 to
                                  April 1, 2004     September 30, 2005    September 30, 2005
---------------------------------------------------------------------------------------------
Actual                             $1,000.00              $1,120.20            $6.22(1)
Hypothetical (5% return
 per year before expenses)         $1,000.00              $1,019.20            $5.92(1)

--------------
+ Expenses are equal to the Fund's annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(1) The example reflects the expenses of the Fund and the master portfolio in which the Fund invests all of its assets.

                  Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Percentage of
Top Ten Holdings*                              Sector                 Investments
---------------------------------------------------------------------------------
Martria Healthcare, Inc.                       Health Care                    1.8%
Fisher Scientific International                Health Care                    1.8
Covance, Inc.                                  Health Care                    1.8
Crescent Real Estate Equities Co. REIT         Financials                     1.7
Respironics, Inc.                              Health Care                    1.7
Consol Energy, Inc.                            Energy                         1.7
Lions Gate Entertainment Corp.                 Consumer Discretionary         1.5
Penn Virginia Corp.                            Energy                         1.5
Performance Food Group Co.                     Consumer Staples               1.4
LECG Corp.                                     Industrials                    1.4
                                                                             ----
                                                                             16.3%

* Excluding short-term investments and investment of cash collateral.

                                       Percentage of
Economic Sector Allocation              Net Assets
-------------------------------------------------------
Basic Materials                            2.0%
Consumer Discretionary                    13.7
Consumer Staples                           4.3
Energy                                     9.3
Financials                                 7.3
Health Care                               19.8
Industrials                               15.9
Information Technology                    18.7
Utilities                                  2.3
Short-term and Other Assets                6.7
                                         -----
                                         100.0%

The Boston Company Small Cap Growth Fund invests all of its investable assets in an interest of The Boston Company Small Cap Growth Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
 Investment in The Boston Company Small Cap
   Growth Portfolio ("Portfolio"), at value (Note 1A)              $ 36,331,162
 Receivable for Fund shares sold                                         29,236
 Receivable due from investment advisor                                   1,328
 Prepaid expenses                                                        10,125
                                                                   ------------
 Total assets                                                        36,371,851
Liabilities
 Accrued service fees--Service Class (Note 3)            $ 6,785
 Accrued professional fees                                25,385
 Accrued transfer agent fees (Note 2)                      1,199
 Accrued trustees' fees (Note 2)                           2,052
 Other accrued expenses and liabilities                   13,079
                                                         -------
 Total liabilities                                                       48,500
                                                                   ------------
Net Assets                                                         $ 36,323,351
                                                                   ============
Net Assets consist of:
 Paid-in capital                                                   $ 45,922,613
 Accumulated net realized loss                                      (16,166,252)
 Undistributed net investment income                                      5,968
 Net unrealized appreciation                                          6,561,022
                                                                   ------------
Total Net Assets                                                   $ 36,323,351
                                                                   ============
Shares of beneficial interest outstanding                               784,518
                                                                   ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                   $      46.30
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
-------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $146)               $  181,026
  Interest income allocated from Portfolio (including security lending income of $23,413)               65,046
  Expenses allocated from Portfolio                                                                   (392,353)
    Net investment loss allocated from Portfolio                                                    ----------
                                                                                                      (146,281)

Expenses
  Professional fees                                                                   $  35,325
  Registration fees                                                                      30,750
  Service fees--Service Class (Note 3)                                                   34,542
  Transfer agent fees--(Note 2)                                                          13,450
  Trustees' fees (Note 2)                                                                 1,997
  Insurance expense                                                                         475
  Miscellaneous expenses                                                                 16,779
                                                                                      ---------
    Total expenses                                                                      133,318

Deduct:
  Reimbursement of Fund operating expenses--Institutional Class (Note 2)                (50,648)
  Reimbursement of Fund operating expenses--Service Class (Note 2)                      (30,241)
                                                                                      ---------
    Total expense deductions                                                            (80,889)
                                                                                      ---------
      Net expenses                                                                                      52,429
                                                                                                     ---------
        Net investment loss                                                                           (198,710)
                                                                                                     ---------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities                                                             4,178,769
      Future contracts                                                                  140,646
                                                                                      ---------
        Net realized gain (loss)                                                                     4,319,415
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities                                                             2,744,899
    Future contracts                                                                      5,141
                                                                                      ---------
      Change in net unrealized appreciation (depreciation)                                           2,750,040
  Net realized and unrealized gain (loss) on investments                                             7,069,455
                                                                                                    ----------
Net Increase in Net Assets from Operations                                                           6,870,745
                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund
--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets

                                                                               For the                        For the
                                                                              Year Ended                     Year Ended
                                                                         September 30, 2005              September 30, 2004
                                                                         ------------------              ------------------

Increase (Decrease) in Net Assets:
From Operations
 Net investment income (loss)                                              $   (198,710)                    $  (333,479)
 Net realized gain (loss)                                                     4,319,415                       4,987,476
 Change in net unrealized appreciation (depreciation)                         2,750,040                         378,758
                                                                           ------------                     -----------
 Net increase (depreciation) in net assets from investment operations         6,870,745                       5,032,755
                                                                           ------------                     -----------
Fund Share Transactions (Note 4)
 Net proceeds from sale of shares
  Institutional Class                                                        18,873,206                       1,679,964
  Service Class                                                               2,808,281                       7,576,844
 Redemption fees credited to capital
  Institutional Class                                                               199                              51
 Cost of shares redeemed
  Institutional Class                                                        (4,859,146)                     (8,131,829)
  Service Class                                                             (20,103,492)                     (3,512,445)
                                                                           ------------                     -----------
  Net increase (decrease) in net assets from Fund share transactions         (3,280,952)                     (2,387,415)
                                                                           ------------                     -----------
Total Increase (Decrease) in Net Assets                                       3,589,793                       2,645,340
Net Assets
 At beginning of period                                                      32,733,558                      30,088,218
                                                                           ------------                     -----------
 At end of period (including undistributed net
  investment income (loss) of $5,968 and $0)                               $ 36,323,351                     $32,733,558
                                                                           ============                     ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                              Financial Highlights
-------------------------------------------------------------------------------

                                                                                  Year Ended September 30,
                                                                ----------------------------------------------------------
                                                                 2005         2004(e)     2003(e)      2002(e)     2001(e)
                                                                -------       -------     -------      -------    -------
Net Asset Value, Beginning of Period                            $ 37.95       $ 32.41     $ 24.78      $ 29.28     $ 60.87
                                                                -------       -------     -------      -------     -------
From Investment Operations:
   Net investment income (loss) * (a)                             (0.20)        (0.33)      (0.11)       (0.16)      (0.19)
   Net realized and unrealized gains (loss) on investments         8.55          5.87(b)     7.74(b)     (4.34)(b)  (25.66)
                                                                -------       -------     -------      -------     -------

Total from operations                                              8.35          5.54        7.63        (4.50)     (25.85)
Less Distributions to Shareholders:                             -------       -------     -------      -------     --------
   From net realized gains on investments                            --            --          --           --       (5.74)
                                                                -------       -------     -------      -------     -------

Net Asset Value, End of Period                                  $ 46.30       $ 37.95     $ 32.41      $ 24.78     $ 29.28
                                                                =======       =======     =======      =======     =======
Total Return (c)                                                  22.00%        17.09%      30.79%      (15.37)%    (45.36)%
Ratios/Supplemental data:
   Expenses (to average daily net assets) * (d)                    1.17%         1.18%       1.00%        1.00%       1.00%
   Net Investment Income (Loss) (to average daily net             (0.48)%       (0.87)%     (0.42)%      (0.52)%     (0.48)%
       assets)*
   Net Assets, End of Period (000's omitted)                    $36,323       $18,274     $21,168      $18,780     $31,365
------------

*  For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
   Net investment income (loss) per share (a)                    $(0.31)      $ (0.40)    $ (0.30)     $ (0.25)    $ (0.28)
Ratios (to average daily net assets):
   Expenses (d)                                                    1.41%         1.37%       1.66%        1.29%       1.20%
   Net investment income (loss)                                   (0.72)%       (1.06)%     (1.08)%      (0.81)%     (0.68)%

(a)  Calculated based on average shares outstanding.
(b) Amounts include litigation proceeds received by the Fund of $0.06 for the year ended September 30, 2004, less than $0.01 for the year ended September 30, 2003, and $0.01 for the year ended September 30, 2002.
(c)  Total return would have been lower in the absence of expense waivers.
(d)  Includes the Fund's share of the Portfolio's allocated expenses.
(e)  Prior to August 31, 2005, the Fund offered two classes of shares:
     Institutional Class and Service Class. The financial highlights for periods prior to the year ended September 30, 2005, represent those of the Institutional Class.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     During the year ended September 30, 2005, the Fund had offered two classes of shares: Institutional Class and Service Class. On August 31, 2005, the Service Class was liquidated and closed. Expenses of the Fund, until the time when the Service Class was closed, were borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of up to 0.25% of the average daily net assets of the Service Class of shares. Each class voted separately as a class only with respect to its own service plan (Service Class only) or matters that relate only to that class. Shareholders of the Service Class received their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) when the Service Class was liquidated.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of September 30, 2005 the Fund owned 100% of the Portfolio assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Investment transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on ex-dividend date. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its distributions, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, capital loss carryovers and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences will result in reclassifications to undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The calculation of net investment income per share in the financial highlights table excludes these reclassifications.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that class' operations. Service fees, which were directly attributable to the Service Class shares, were charged to the Service Class operations.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. TBCAM voluntarily agreed to limit the Institutional Class total annual operating expenses (excluding brokerage commission, taxes and extraordinary expense) to 1.20%, (effective July 1, 2005, 1.10%), of the Institutional Class' average daily net assets and the Service Class total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses), so that the Service Class' total annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service Fee). Pursuant to this agreement, for the period ended September 30, 2005, TBCAM reimbursed the Institutional Class $50,648 and the Service Class $30,241 for class-specific and Fund operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $13,450 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Service Fee:

     Prior to August 31, 2005, pursuant to a service plan, the Service Class paid a service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

(4)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2005 aggregated $21,655,858 and $25,017,269, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocations rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                For the                    For the
                                               Year Ended                Year Ended
                                           September 30, 2005         September 30, 2004
                                           ------------------         ------------------

     Institutional Class:

       Shares sold                             415,461                      43,938
       Shares redeemed                        (112,485)                   (215,460)
                                              --------                    --------
       Net increase (decrease)                 302,976                    (171,522)
                                              ========                    ========
                                                For the                    For the
                                               Year Ended                Year Ended
                                           September 30, 2005         September 30, 2004
                                           ------------------         ------------------

     Service Class:

       Shares sold                              67,826                     202,065
       Shares redeemed                        (452,872)                    (94,424)
                                              --------                     -------
       Net increase (decrease)                (385,046)                    107,641
                                              ========                     =======

     At September 30, 2005, one shareholder of record held approximately 44% of the total outstanding shares of the Institutional Class. Investment activity of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received $199 in redemption fees.

(6)  Federal taxes

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal period.

     As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

     Capital loss carry-forward                         (16,085,157)
                                                        -----------

     At September 30, 2005, the Fund, for federal income tax purposes, has capital loss carryovers which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are as follows:

               Capital Loss
               Carry Over                   Expiration Date
               -------------                ---------------
                $13,788,831                    9/30/2010
                $ 2,296,326                    9/30/2011

     See corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company Small Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Growth Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                  Schedule of Investments - September 30, 2005
--------------------------------------------------------------------------------

                                                                  Value
Security                                             Shares     (Note 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--103.1%
EQUITIES--93.3%
Basic Materials--2.0%
Airgas, Inc.                                          9,280     $   274,966
Cambrex Corp.                                         7,600         144,096
Cleveland-Cliffs, Inc. (a)                            3,700         322,307
                                                                  ---------
                                                                    741,369
                                                                  ---------
Consumer Discretionary--13.7%
Blue Nile, Inc. (a)(b)                                8,300         262,612
California Pizza Kitchen, Inc. (b)                    4,560         133,334
Casual Male Retail Group, Inc. (b)                   26,870         184,866
Central Garden & Pet Co. (b)                          2,470         111,768
DreamWorks Animation SKG (b)                          6,500         179,790
Eddie Bauer Holdings, Inc. (b)                       13,100         317,675
Educate, Inc. (b)                                    19,390         290,850
Education Management Corp. (b)                        7,600         245,024
Emmis Communications Corp. (b)                       19,200         424,128
Jarden Corp. (b)                                      4,525         185,842
Jos A Bank Clothiers, Inc. (a)(b)                     4,010         173,312
Lions Gate Entertainment Corp. (a)(b)                53,700         512,298
Marvel Entertainment, Inc. (b)                       16,700         298,429
Outdoor Channel Holdings, Inc. (b)                   10,500         154,980
Papa John's International, Inc. (b)                   6,280         314,754
Playboy Enterprises, Inc., Class B (b)               12,640         178,224
Rare Hospitality International, Inc. (b)              1,850          47,545
Speedway Motorsports, Inc.                            6,850         248,861
The Sportsman's Guide, Inc. (b)                       4,300         117,390
Thor Industries, Inc.                                 5,130         174,420
Tractor Supply Co. (b)                                5,440         248,336
Wabtec Corp.                                          6,860         187,141
                                                                -----------
                                                                  4,991,579
                                                                -----------
Consumer Staples--4.3%
Church & Dwight Co., Inc.                             9,700         358,318
Herbalife Ltd                                         9,500         286,330
Nu Skin Enterprises, Inc.                             8,500         161,925
Peet's Coffee & Tea, Inc. (b)                         6,350         194,437
Performance Food Group Co. (b)                       15,040         474,662
Playtex Products, Inc. (b)                            6,100          67,100
                                                                -----------
                                                                  1,542,772
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                  Schedule of Investments - September 30, 2005
-------------------------------------------------------------------------------

                                                                  Value
Security                                             Shares     (Note 1A)
--------------------------------------------------------------------------------
Energy--9.3%
Consol Energy, Inc.                                   7,350     $   560,585
Dril-Quip, Inc. (b)                                   4,660         223,680
FMC Technologies, Inc. (b)                           10,790         454,367
Global Industries, Ltd. (b)                          12,900         190,146
Hydril Co. (b)                                        2,700         185,328
Oceaneering International, Inc. (b)                   3,770         201,356
Oil States International, Inc. (b)                   10,730         389,606
Penn Virginia Corp.                                   8,770         506,117
Tidewater, Inc.                                       8,700         423,429
W-H Energy Services, Inc. (b)                         7,000         226,940
                                                                -----------
                                                                  3,361,554
                                                                -----------
Financials--7.3%
Affiliated Managers Group (a)(b)                      3,050         220,881
Cathay General BanCorp                                3,900         138,294
Center Financial Corp.                                8,042         188,987
City National Corp., Class A                          3,840         269,146
Crescent Real Estate Equities Co. REIT               28,000         574,280
Cullen/Frost Bankers, Inc.                            4,500         222,030
First Community Bancorp, Inc., Class A                3,700         176,971
First Midwest Bancorp, Inc.                           7,700         286,748
Mercantile Bankshares Corp.                           3,867         165,458
National Financial Partners Corp.                     4,000         180,560
The Colonial BancGroup, Inc.                         10,800         241,920
                                                                -----------
                                                                  2,665,275
                                                                -----------
Health Care--19.8%
American Medical Systems Holdings, Inc. (b)           9,900         199,485
Animas Corp. (b)                                     10,200         160,140
Applera Corp.-Celera Genomics Group (b)              11,400         138,282
ArQule, Inc. (b)                                     14,200         111,186
Array BioPharma, Inc. (b)                            18,900         135,702
Community Health Systems, Inc. (b)                    5,600         217,336
Conceptus, Inc. (b)                                  16,800         194,880
Cooper Cos, Inc.                                      4,830         370,026
Covance, Inc.(b)                                     12,700         609,473
Coventry Health Care, Inc. (b)                        2,150         184,943
Cytyc Corp. (b)                                      10,800         289,980

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                  Schedule of Investments - September 30, 2005
--------------------------------------------------------------------------------

                                                                Value
Security                                           Shares     (Note 1A)
-----------------------------------------------------------------------
Health Care (continued)
Fisher Scientific International (a)                 9,900     $   614,295
Human Genome Sciences, Inc. (b)                    11,100         150,849
Immunogen, Inc. (b)                                19,400         142,396
InterMune, Inc. (b)                                 9,800         162,190
IRIS International, Inc. (b)                        5,500         101,420
Lifepoint Hospitals, Inc. (b)                       4,900         214,277
Matria Healthcare, Inc. (b)                        16,410         619,478
Medarex, Inc. (b)                                  15,300         145,656
MWI Veterinary Supply, Inc. (b)                       800          15,960
Neurocrine Biosciences, Inc. (b)                    3,200         157,408
PerkinElmer, Inc.                                  16,900         344,253
Protein Design Labs, Inc. (b)                       9,400         263,200
Respironics, Inc. (b)                              13,500         569,430
Sybron Dental Specialties, Inc. (b)                 5,400         224,532
Triad Hospitals (b)                                 3,950         178,817
VCA Antech, Inc. (b)                               14,400         367,488
Vertex Pharmaceuticals, Inc. (a)(b)                 8,100         181,035
WebMD Health Corp., Class A Shares (b)                780          19,226
ZymoGenetics, Inc. (b)                              7,000         115,500
                                                              -----------
                                                                7,198,843
                                                              -----------
Industrials--15.9%
Bucyrus International, Inc., Class A                6,700         329,171
Evergreen Solar, Inc. (b)                          20,700         193,131
FTI Consulting, Inc. (b)                           16,300         411,738
Global Cash Access, Inc. (b)                        7,300         102,930
Huron Consulting Group, Inc. (b)                   12,000         321,840
Interline Brands, Inc. (b)                         13,200         277,332
Jack Henry & Associates, Inc.                       8,800         170,720
Kennametal, Inc.                                    7,360         360,934
Landstar System                                     5,360         214,561
LECG Corp. (b)                                     20,200         464,600
Mercury Computer Systems, Inc. (b)                  6,700         175,875
MSC Industrial Direct Co., Inc. (a)                10,310         341,983
Navigant Consulting, Inc. (b)                       8,600         164,776
Pacer International, Inc.                          14,100         371,676
Stericycle, Inc. (b)                                4,800         274,320

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                  Schedule of Investments - September 30, 2005
--------------------------------------------------------------------------------

                                                                       Value
Security                                                  Shares     (Note 1A)
------------------------------------------------------------------------------
Industrials (continued)
Stewart & Stevenson Services, Inc.                         7,600     $   181,260
UTI Worldwide, Inc.                                        5,210         404,817
Valmont Industries, Inc.                                   7,000         205,520
Washington Group International, Inc. (b)                   3,600         194,004
Waste Connections, Inc. (a)(b)                             9,950         349,046
Watson Wyatt & Co. Holdings                                9,700         261,415
                                                                     -----------
                                                                       5,771,649
                                                                     -----------
Information Technology--18.7%
Akamai Technologies, Inc. (b)                             24,100         384,395
Anteon International Corp. (b)                             4,210         180,020
BEA Systems, Inc. (b)                                     31,600         283,768
Cymer, Inc. (b)                                            8,190         256,511
Cypress Semiconductor Corp. (a)(b)                        23,200         349,160
Eclipsys Corp. (b)                                         4,900          87,416
Exar Corp. (b)                                            18,300         256,566
F5 Networks, Inc. (b)                                      5,990         260,385
Filenet Corp. (b)                                         12,700         354,330
Informatica Corp. (b)                                     15,300         183,906
Ingram Micro Inc., Class A (b)                            23,900         443,106
Internet Security Systems (b)                              7,800         187,278
Jamdat Mobile, Inc. (a)(b)                                12,100         254,100
Lam Research Corp. (b)                                     6,200         188,914
ManTech International Corp., Class A (b)                   6,660         175,891
Marchex, Inc. (a)(b)                                      11,500         190,440
Mcafee, Inc. (b)                                           8,640         271,469
Online Resources Corp. (b)                                27,220         287,988
Packeteer, Inc. (b)                                       15,100         189,505
Power Integrations, Inc. (b)                               8,160         177,480
Progress Software Corp. (b)                                8,400         266,868
SafeNet, Inc. (b)                                          5,100         185,181
Secure Computing Corp. (b)                                20,000         227,000
SS&C Technologies, Inc.                                   10,500         384,720
Unica Corp. (b)                                            5,300          58,194
Varian Semiconductor Equipment Associates, Inc. (b)        5,990         253,796
Verisign, Inc. (b)                                        11,200         239,344
WebEx Communications, Inc. (b)                             8,900         218,139
                                                                     -----------
                                                                       6,795,870
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                  Schedule of Investments - September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                                               Shares         (Note 1A)
-------------------------------------------------------------------------------------------------------------------------------

Utilities--2.3%
AGL Resources, Inc.                                                                                     7,610      $   282,407
Atmos Energy Corp.                                                                                     12,500          353,125
ITC Holdings Corp.                                                                                      6,680          193,583
                                                                                                                    ----------
                                                                                                                       829,115
                                                                                                                    ----------
TOTAL EQUITIES (Cost $27,343,907)                                                                                   33,898,026
                                                                                                                    ----------

SHORT-TERM INVESTMENTS--0.2%                                           Rate        Maturity         Par Value
                                                                       ----        --------         ---------
U.S. Government--0.2%
U.S. Treasury Bill(c)(d) (Cost $59,585)                                3.32%       12/15/05          $ 60,000           59,606
                                                                                                                     ---------

INVESTMENT OF CASH COLLATERAL--9.6%                                                                  Shares
                                                                                                    ---------
BlackRock Cash Strategies L.L.C (Cost $3,506,987)                      3.93%                        3,506,987        3,506,987
                                                                                                                     ---------
TOTAL UNAFFILIATED INVESTMENTS (Cost $30,910,479)                                                                   37,464,619
                                                                                                                    ----------

AFFILIATED INVESTMENTS--6.1%
Dreyfus Institutional Preferred Plus Money Market Fund (e)
   (Cost $2,207,444)                                                   3.73%                        2,207,444        2,207,444

TOTAL INVESTMENTS--109.2% (Cost $33,117,923)                                                                        39,672,063
                                                                                                                    ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(9.2%)                                                                       (3,340,901)
                                                                                                                    ----------
NET ASSETS--100%                                                                                                   $36,331,162
                                                                                                                   ===========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust.
(a) Security, or a portion thereof, was on loan at 9/30/05.
(b) Non-income producing security
(c) Denotes all or part of security segregated as collateral.
(d) Rate noted is yield to maturity.
(e) Affiliated institutional money market fund.

At September 30, 2005 the Fund held the following futures contracts:

                                                                                         Underlying Face            Unrealized
Contract                                    Position        Expiration Date              Amount at Value               Gain
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (4 Contracts)             Long             12/15/05                      $1,337,200               $6,882
                                                                                                                     =======

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)(including securities on loan, valued at $3,371,891 (Note 6))
    Unaffiliated issuers, at value (cost $30,910,479)                                                        $37,464,619
    Affiliated issuers, at value (Note 1E) (cost $2,207,444)                                                   2,207,444
  Receivable for investments sold                                                                                513,715
  Interest and dividends receivable                                                                               15,081
  Receivable for variation margin on open futures contracts (Note 5)                                               9,600
  Prepaid expenses                                                                                                10,012
                                                                                                             -----------
    Total assets                                                                                              40,220,471
Liabilities
  Payable for investments purchased                                                       $  363,643
  Collateral for securities on loan (Note 6)                                               3,506,987
  Accrued accounting, administration and custody fees (Note 2)                                 7,388
  Accrued trustees' fees and expenses (Note 2)                                                 1,386
  Other accrued expenses and liabilities                                                       9,905
                                                                                           ----------
    Total liabilities                                                                                          3,889,309
                                                                                                             -----------
Net Assets (applicable to investors' beneficial interest)                                                    $36,331,162
                                                                                                             ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Dividend income (net of foreign withholding taxes of $146)                                                      $  181,026
   Interest income (Note 1E):
     Unaffiliated issuers                                                                                               3,370
     Affiliated issuers                                                                                                38,263
   Security lending income (Note 6)                                                                                    23,413
                                                                                                                    ---------
     Total investment income                                                                                          246,072

Expenses
   Investment advisory fee (Note 2)                                                               $  280,477
   Accounting, administration and custody fees (Note 2)                                               79,504
   Professional fees                                                                                  20,008
   Trustees' fees and expenses (Note 2)                                                                6,533
   Insurance expense                                                                                   4,200
   Miscellaneous                                                                                       1,631
                                                                                                  ----------
     Total expenses                                                                                                   392,353
                                                                                                                    ---------
Net investment income (loss)                                                                                         (146,281)
                                                                                                                    ---------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss) on:
   Investment securities                                                                           4,178,769
   Futures contracts                                                                                 140,646
                                                                                                  ----------
     Net realized gain                                                                                              4,319,415
   Change in unrealized appreciation (depreciation) on:
   Investment securities                                                                           2,744,899
   Futures contracts                                                                                   5,141
                                                                                                  ----------
     Change in net unrealized appreciation (depreciation)                                                           2,750,040
                                                                                                                   ----------
       Net realized and unrealized gain (loss)                                                                      7,069,455
                                                                                                                   ----------
Net Increase in Net Assets from Operations                                                                         $6,923,174
                                                                                                                   ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                 For the                      For the
                                                                               Year Ended                    Year Ended
                                                                            September 30, 2005           September 30, 2004
                                                                           ------------------           ------------------
Increase (Decrease) in Net Assets:
From Operations
   Net investment income (loss)                                             $   (146,281)                  $   (288,951)
   Net realized gain (loss)                                                    4,319,415                      4,987,476
   Change in net unrealized appreciation (depreciation)                        2,750,040                        378,655
                                                                            ------------                    -----------
   Net increase (decrease) in net assets from operations                       6,923,174                      5,077,180
                                                                            ------------                    -----------

Capital Transactions
   Contributions                                                              21,655,858                      9,465,370
   Withdrawals                                                               (25,017,269)                   (11,682,896)
                                                                            ------------                   ------------
   Net increase (decrease) in net assets from capital transactions            (3,361,411)                    (2,217,526)
                                                                            ------------                   ------------
Total Increase (Decrease) in Net Assets                                        3,561,763                      2,859,654
Net Assets
   At beginning of period                                                     32,769,399                     29,909,745
                                                                            ------------                   ------------
   At end of period                                                         $ 36,331,162                   $ 32,769,399
                                                                            ============                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                    Year Ended September 30,
                                                                  -----------------------------------------------------------
                                                                    2005       2004         2003          2002            2001
                                                                   ------     -------     --------     ----------      ----------
Total Return                                                       22.05%      17.12%(a)     30.79%(a)    (15.37)%(a)    (45.36)%(a)
   Ratios/Supplemental Data:
   Expenses (to average daily net assets)*                          1.12%       1.15%         1.00%         1.00%          1.00%
   Net Investment Income (Loss) (to average daily net  assets)*    (0.42)%     (0.83)%       (0.42)%       (0.51)%        (0.49)%
   Portfolio Turnover                                                135%        153%          261%          239%           191%
   Net Assets, End of Period (000's omitted)                     $36,331     $32,769       $29,910       $24,500        $37,590

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Ratios (to average daily net assets):
     Expenses                                                          N/A       1.18%         1.28%        1.18%         1.08%
     Net Investment Income (Loss)                                      N/A      (0.86)%       (0.70)%      (0.69)%       (0.57)%

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies.

     At September 30, 2005, there was one Fund, The Boston Company Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at September 30, 2005 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investor to satisfy them.

     D.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     E.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

     The Portfolio has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $79,504 during the period ended September 30, 2005.

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement, Mellon Bank received $10,036, for the period ended September 30, 2005. See Note 6 for further details.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005, were $45,425,920 and $49,624,904, respectively. For the period ended September 30, 2005, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

       Aggregate cost                                      $33,186,168
                                                           -----------
       Gross unrealized appreciation                       $ 6,810,118
       Gross unrealized depreciation                          (324,223)
                                                           -----------
       Net unrealized appreciation                         $ 6,485,895
                                                           ===========

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into option transactions during the period ended September 30, 2005.

     Futures contracts

     The Portfolio may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Portfolio held financial futures contracts. See Schedule of Investments for further detail.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the year ended September 30, 2005 and earned interest on the invested collateral of $72,518 of which, $49,105 was rebated to borrowers or paid in fees. At September 30, 2005, the Portfolio had securities valued at $3,371,891 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the facility fee was $683 for the Portfolio.

     During the period ended September 30, 2005, the Portfolio had average borrowings outstanding of $226,700 on a total of ten days and incurred $148 of interest expense.

                  Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

             Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Small Cap Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Growth Portfolio ( the "Portfolio") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                     Number of                        Trustee
                                                               Principal           Portfolios in       Other        Remuneration
Name                                   Term of Office        Occupation(s)         Fund Complex    Directorships   (period ended
Address, and           Position(s)     and Length of          During Past           Overseen by       Held by        September 30,
Date of Birth        Held with Trust    Time Served             5 Years               Trustee         Trustee           2005)
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming      Trustee          Trustee since       Chairman Emeritus,          33            None              $299
c/o Decision                            11/3/1986           Decision Resources,
Resources, Inc.                                             Inc. ("DRI")
260 Charles Street                                          (biotechnology
Waltham, MA 02453                                           research and
9/30/40                                                     consulting firm);
                                                            formerly Chairman of
                                                            the Board and Chief
                                                            Executive Officer,
                                                            DRI

Caleb Loring III       Trustee          Trustee since       Trustee, Essex              33            None              $311
c/o Essex Street                        11/3/1986           Street Associates
Associates                                                  (family investment
P.O. Box 5600                                               trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman   Trustee          Trustee since       William Joseph              33            None              $299
c/o Harvard                             9/13/1989           Maier, Professor of
University                                                  Political Economy,
Littaver Center 127                                         Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt         Trustee          Trustee since       formerly Trustee,           33            None              $299
P.O. Box 2333                           11/3/1986           Mertens House, Inc.
New London, NH 03257                                        (hospice)
4/11/35

Interested Trustees

Patrick J. Sheppard    Trustee,         Since 2003          President and Chief         33            None              $0
Mellon Institutional   President                            Operating Officer
Asset Management       and Chief                            of The Boston
One Boston Place       Executive                            Company Asset
Boston, MA 02108       Officer                              Management, LLC;
7/24/65                                                     formerly Senior Vice
                                                            President and Chief
                                                            Operating Officer,
                                                            Mellon Institutional
                                                            Asset Management
                                                            ("MIAM") and Vice
                                                            President and Chief
                                                            Financial Officer,
                                                            MIAM

Principal Officers who are Not Trustees


Name                                                 Term of Office
Address, and                  Position(s)            and Length of                        Principal Occupation(s)
Date of Birth                 Held with Trust        Time Served                            During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann             Vice President         Since 2003                       Senior Vice President and Head of
Mellon Institutional          and Secretary                                           Operations, Mellon Institutional Asset
Asset Management                                                                      Management; formerly First Vice President,
One Boston Place                                                                      Mellon Institutional Asset Management and
Boston, MA 02108                                                                      Mellon Global Investments
2/20/61

Steven M. Anderson            Vice President         Vice President since             Vice President and Mutual Funds Controller,
Mellon Institutional          and Treasurer          1999; Treasurer                  Mellon Institutional Asset Management
Asset Management                                     since 2002
One Boston Place
Boston, MA 02108
7/14/65

Denise B. Kneeland            Assistant Vice         Since 1996                       Vice President and Manager, Mutual Funds
Mellon Institutional          President                                               Operations, Mellon Institutional Asset
Asset Management                                                                      Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren              Assistant Vice         Since 2001                       Assistant Vice President and Compliance
Mellon Institutional          President                                               Manager, Mellon Institutional Asset
Asset Management                                                                      Management ("MIAM"); formerly Shareholder
One Boston Place                                                                      Services, MIAM and Shareholder
Boston, MA 02108                                                                      Representative, Standish Mellon Asset
1/19/71                                                                               Management Company LLC

Mary T. Lomasney              Chief                  Since 2005                       First Vice President, Mellon Institutional
Mellon Institutional          Compliance                                              Asset Management and Chief Compliance
Asset Management              Officer                                                 Officer, Mellon Funds Distributor; formerly
One Boston Place                                                                      Director, Blackrock, Inc., Senior Vice
Boston, MA 02108                                                                      President, State Street Research &
4/8/57                                                                                Management Company ("SSRM"), Vice President,
                                                                                      SSRM

                     [LOGO] Mellon
                            --------------------------
                            Mellon Institutional Funds

                            One Boston Place
                            Boston, MA 02108-4408
                            800.221.4795
                            www.melloninstitutionalfunds.com

                                                                      6941AR0905

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Annual Report                     The Boston Company
                                  Small Cap Value Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard

Patrick J. Sheppard
President and CEO
Mellon Institutional Funds


                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

In our commentary last year, terrorism and the upcoming elections were the focus of our discussion. Now, energy prices, inflation fears, and interest rates are at the forefront of investor concerns. However, despite these economic fears, the equity markets continued to post healthy returns. Small-cap stocks continued to perform well and outpaced their large-cap counterparts, buoyed by strong profit growth and relatively low interest rates. Overall, the equity markets sustained their strong positive momentum despite the devastation of the two gulf coast hurricanes. While we don't see these events derailing the recent U.S. economic strength, they could lead to slightly lower growth.

For the 12 months ended September 30, 2005 The Boston Company Small Cap Value Fund had a total return of 21.34% versus 17.75% for the Russell 2000 Value Index. The Fund has maintained strong relative performance during the past year as portfolio holdings outperformed the benchmark in each of the three quarterly periods that were positive. During the only negative quarter, the Fund declined marginally less than the Index.

Broad sector performance within the Russell 2000 Value Index was solid during the year. For the first time since the fourth quarter of 2003, growth issues within the Russell 2000 marginally outperformed value issues on a trailing 12-month basis, gaining 17.97% versus value's gain of 17.75%. In addition, this is the tightest 12-month performance margin between the two small-cap styles since the first quarter of 1987.

We continue to believe the longer-term trend within small-cap equities is movement away from the lower quality companies. However, factors that have supported the broader small-cap market have not weakened as expected, as the sector continues to generate profit growth that has outpaced large-caps for most of the past five years. This is expected to continue through the end of 2005.

Relative to the index, the portfolio benefited from its exposure to the Financials, Materials, and Technology sectors. In the Financial Services sector, we remain underweight relative to the benchmark, reflecting our concern that the rising interest rate environment will impact the sector's strongest sources of growth over the past few years: mortgages and re-financings. Within Consumer Discretionary, we have maintained our underweight. Consumer spending that had been largely fueled by the meteoric rise in property values with historically low interest rates is past. Our Technology investments are broadly diversified among the technology segments, and are carrying overweights within areas such as computers and peripherals, software, communications equipment, and IT services. We continue to see attractive valuations and improving fundamentals in these areas as we move into the seasonally strong fourth quarter.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

In Healthcare, we lack exposure to the biotechnology and equipment/supplier segments, and remain focused on companies whose earnings stand best positioned to benefit from a variety of opportunities, such as healthcare providers and facilities, as well as healthcare services. The Energy sector has now become the focal point of inflation fears. Oil and gas prices hit new highs during the quarter before settling down slightly, once again driving fears of profit erosion and inflation. We continue to overweight the sector, but remain sensitive to shifts in the energy markets. Even if shifts within the tight supply-demand relationship occur, we feel that given the current high commodity prices, companies within the Energy sector should continue to show strong earnings and cash flows through 2005.


/s/ Stephanie Brandaleone                     /s/ Joseph Corrado
Stephanie Brandaleone                         Joseph Corrado

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company
              Small Cap Value Fund and the Russell 2000 Value Index
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                                TBC
       PERIOD          Small Cap Value Fund     Russell 2000 Value Index*
       2/1/00                 100,000                    100,000
      3/31/00                 117,919                    106,610
      6/30/00                 118,912                    108,690
      9/30/00                 126,979                    116,667
     12/31/00                 131,836                    126,124
      3/31/01                 128,448                    127,350
      6/30/01                 149,446                    142,170
      9/30/01                 130,942                    123,211
     12/31/01                 158,998                    143,811
      3/31/02                 175,988                    157,587
      6/30/02                 170,003                    154,246
      9/30/02                 137,952                    121,406
     12/31/02                 141,694                    127,381
      3/31/03                 132,789                    120,910
      6/30/03                 162,696                    148,385
      9/30/03                 178,859                    159,848
     12/31/03                 207,037                    186,010
      3/31/04                 223,910                    198,881
      6/30/04                 231,020                    200,567
      9/30/04                 232,506                    200,867
     12/31/04                 264,849                    227,389
      3/31/05                 253,715                    218,344
      6/30/05                 268,978                    229,427
      9/30/05                 282,114                    236,523

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
--------------------------------------------------------------------------------
                                                                Since Inception
                     1 Year         3 Years       5 Years          2/1/2000
--------------------------------------------------------------------------------
Fund                 21.34%         26.93%        17.31%          20.11%

* Source: Lipper Inc.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividends from income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Expenses Paid
                                Beginning            Ending             During Period+
                              Account Value       Account Value         April 1, 2005 to
                              April 1, 2005     September 30, 2005     September 30, 2005
------------------------------------------------------------------------------------------
Actual                           $1,000.00          $1,111.90              $5.56(1)
Hypothetical (5% return
  per year before expenses)      $1,000.00          $1,019.80              $5.32(1)

-------
+ Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(1) The example reflects the expenses of the Fund and the master portfolio in which the Fund invests all of its assets.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Percentage of
Top Ten Holdings*                          Sector                  Investments
-------------------------------------------------------------------------------
The Brink's Co.                            Industrial                 2.0%
FMC Technologies, Inc.                     Energy                     1.9
Laidlaw International, Inc.                Industrial                 1.7
Ralcorp Holdings, Inc.                     Consumer Staples           1.5
RTI International Metals, Inc.             Basic Materials            1.5
Raymond James Financial, Inc.              Financial                  1.4
Shaw Group Inc.                            Industrial                 1.4
Esterline Technologies Corp.               Industrial                 1.4
Amedisys, Inc.                             Health Care                1.4
Aspen Insurance Holdings Ltd.              Financial                  1.3
                                                                     ----
                                                                     15.5%

* Excluding short-term securities and investment of cash collateral.

                                       Percentage of
Economic Sector Allocation              Net Assets
-----------------------------------------------------
Basic Materials                              3.3%
Consumer Discretionary                      12.8
Consumer Staples                             4.3
Energy                                       7.0
Financial                                   18.1
Health Care                                  7.9
Industrial                                  22.2
Information Technology                      16.5
Utilities                                    3.1
Short-term and Net Other Assets              4.8
                                           -----
                                           100.0%

The Boston Company Small Cap Value Fund invests all of its investable assets in an interest of the Boston Company Small Cap Value Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings maybe different than those presented above.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company Small Cap
    Value Portfolio ("Portfolio"), at value (Note 1A)                             $189,251,192
  Receivable for Fund shares sold                                                      505,690
  Prepaid expenses                                                                       8,217
                                                                                  ------------
    Total assets                                                                   189,765,099
Liabilities
  Payable for Fund shares redeemed                                $65,470
  Accrued professional fees                                        27,996
  Accrued transfer agent fees (Note 2)                              1,351
  Accrued trustees' fees (Note 2)                                     500
  Accrued expenses and other liabilities                           22,600
                                                                  -------
    Total liabilities                                                                  117,917
                                                                                  ------------
Net Assets                                                                        $189,647,182
                                                                                  ============
Net Assets consist of:
  Paid-in capital                                                                 $157,104,975
  Accumulated net realized gain                                                     13,297,731
  Undistributed net investment income                                                   78,874
  Net unrealized appreciation                                                       19,165,602
                                                                                  ------------
Total Net Assets                                                                  $189,647,182
                                                                                  ============
Shares of beneficial interest outstanding                                            8,408,778
                                                                                  ============

Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                 $      22.55
                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Dividend income allocated from Portfolio
     (net of foreign withholding taxes of $1,293)                               $   922,857
   Interest and securities lending income allocated from Portfolio                  251,717
   Expenses allocated from Portfolio                                               (977,473)
                                                                                -----------
     Net investment income allocated from Portfolio                                 197,101

Expenses
   Transfer agent fees (Note 2)                                 $19,714
   Registration fees                                             31,500
   Professional fees                                             40,453
   Service fees                                                  12,175
   Insurance expense                                                550
   Trustees' fees (Note 2)                                        1,937
   Miscellaneous expenses                                        12,088
                                                                -------
     Total expenses                                                                 118,417
                                                                                -----------
       Net investment income                                                         78,684
                                                                                -----------

Realized and Unrealized Gain (Loss)
   Net realized gain (loss) allocated from Portfolio on:
     Investment securities                                                       12,483,311
   Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
     Investment securities                                                        8,515,565
                                                                                -----------
   Net realized and unrealized gain (loss)                                       20,998,876
                                                                                -----------
Net Increase in Net Assets from Operations                                      $21,077,560
                                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       For the                For the
                                                                     Year Ended             Year Ended
                                                                 September 30, 2005     September 30, 2004
                                                                 ------------------     ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                      $     78,684            $  (127,820)
  Net realized gain (loss)                                            12,483,311              9,973,051
  Change in net unrealized appreciation (depreciation)                 8,515,565              3,761,962
                                                                    ------------            -----------
  Net increase (decrease) in net assets from investment operations    21,077,560             13,607,193
                                                                    ------------            -----------
Distributions to Shareholders (Note 1C)
  From net realized gains on investments                              (9,863,596)            (4,564,248)
                                                                    ------------            -----------
  Total distributions to shareholders                                 (9,863,596)            (4,564,248)
                                                                    ------------            -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                   124,024,069             11,834,111
  Value of shares issued in reinvestment of distributions              8,437,601              4,026,790
  Cost of shares redeemed                                            (15,210,189)            (9,027,160)
                                                                    ------------            -----------
Net increase (decrease) in net assets from Fund share transactions   117,251,481              6,833,741
                                                                    ------------            -----------

Total Increase (Decrease) in Net Assets                              128,465,445             15,876,686

Net Assets
  At beginning of period                                              61,181,737             45,305,051
                                                                    ------------            -----------
At end of period (including undistributed net
  investment income of $78,874 and $2,846)                          $189,647,182            $61,181,737
                                                                    ============            ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                      Year Ended September 30,
                                                              ------------------------------------------------------------------
                                                               2005          2004            2003           2002           2001
                                                              -------       -------         -------        -------       -------
Net Asset Value, Beginning of Period                         $  21.91       $ 18.49         $ 14.30        $ 13.86       $ 14.01
                                                             --------       -------         -------         ------       -------
From Operations:
   Net investment income (loss) * (a)                            0.02         (0.05)          (0.01)          0.05          0.10
   Net realized and unrealized gains (loss) on investments       4.29          5.27            4.24           0.75          0.31
                                                             --------       -------         -------         ------       -------
Total from operations                                            4.31          5.22            4.23           0.41          0.80
                                                             --------       -------         -------         ------       -------
Less Distributions to Shareholders:
   From net investment income                                      --            --           (0.02)         (0.04)        (0.06)
   From net realized gains on investments                       (3.67)        (1.80)          (0.02)         (0.32)        (0.50)
                                                             --------       -------         -------         ------       --------
Total distributions to shareholders                             (3.67)        (1.80)          (0.04)         (0.36)        (0.56)
                                                             --------       -------         -------         ------       -------
Net Asset Value, End of Period                               $  22.55       $ 21.91         $ 18.49          14.30       $ 13.86
                                                             =======        =======         =======         ======       ========
Total Return                                                    21.34%        29.92%          29.64%(b)       5.43%(b)      3.12%(b)
Ratios/Supplemental data:
   Expenses (to average daily net assets)* (c)                   1.05%         1.18%           1.15%          1.00%         1.00%
   Net Investment Income (Loss) (to average daily net assets)*   0.08%        (0.24)%         (0.05)%         0.32%         0.68%
   Portfolio Turnover                                             N/A           N/A              51%(d)        164%(d)       149%(d)
   Net Assets, End of Period (000's omitted)                 $189,647       $61,182         $45,305        $35,934       $28,532

-------------------
*    The investment  advisor  voluntarily  agreed not to impose a portion of its investment  advisory fee and/or reimbursed the Fund for all or a portion of its operating  expenses.  If this voluntary  action had not been taken, the ratios would have been:

   Net investment income (loss) per share (a)                     N/A           N/A         $ (0.03)       $  0.01       $  0.05
   Ratios (to average daily net assets):
     Expenses (c)                                                 N/A           N/A            1.28%          1.24%         1.37%
     Net investment income (loss)                                 N/A           N/A           (0.18)%         0.08%         0.31%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (86% at September 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of the gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for realized and unrealized gains or losses on REITS and wash sales.

     Permanent book and tax basis differences result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly owned subsidiary of Mellon Institutional Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $19,714 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund paid $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2005 aggregated $132,015,480 and $25,101,917, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocations rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:s

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                       For the               For the
                                                     Year Ended            Year Ended
                                                  September 30, 2005     September 30, 2004
                                                  ------------------     ------------------
     Shares sold                                      5,902,209              566,701
     Shares issued to shareholders in
       reinvestment of distributions                    411,390              215,710
     Shares redeemed                                   (697,539)            (440,530)
                                                      ---------             --------
     Net increase (decrease)                          5,616,060              341,881
                                                      =========             ========

     The Fund began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund did not collect any redemption fees.

(5)  Federal taxes

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

         Undistibuted capital gains                         $8,792,912
         Undistributed ordinary income                      $4,740,166

     Tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

                                                         2005              2004
                                                      ----------        ----------
     Distributions paid from:
       Ordinary income                                $5,315,302        $2,331,714
       Capital gains                                  $4,548,294        $2,232,534

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Value Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                                               Shares         (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--101.6%
EQUITIES--95.2%
Basic Materials--3.3%
Compass Minerals International, Inc.                                                                   45,700     $   1,051,100
FMC Corp. (b)                                                                                          31,500         1,802,430
Lesco, Inc. (b)                                                                                        31,200           494,520
NN, Inc.                                                                                               61,800           740,982
RTI International Metals, Inc. (b)                                                                     78,200         3,077,170
                                                                                                                  -------------
                                                                                                                      7,166,202
                                                                                                                  -------------

Consumer Discretionary--12.8%
Aztar Corp.(b)                                                                                         65,700         2,024,217
Big 5 Sporting Goods Corp.                                                                             69,200         1,651,112
Charming Shoppes, Inc. (b)                                                                            144,100         1,537,547
Gemstar-TV Guide International, Inc. (b)                                                              403,300         1,193,768
Gray Television, Inc.                                                                                  88,800           940,392
Jos A Bank Clothiers, Inc. (a) (b)                                                                     41,100         1,776,342
Keystone Automotive Industries, Inc. (b)                                                               27,400           789,394
Steven Madden Ltd. (b)                                                                                 33,600           770,112
Matthews International Corp., Class A                                                                  23,900           903,181
Pacific Sunware of California (b)                                                                      45,700           979,808
Regis Corp.                                                                                            44,800         1,694,336
Stanley Furniture Co., Inc.                                                                            28,100           735,939
Superior Industries International, Inc. (a)                                                            41,300           888,776
The Reader's Digest Association                                                                        96,200         1,536,314
Too, Inc. (b)                                                                                          60,600         1,662,258
Toro Co.                                                                                               32,500         1,194,700
Tuesday Morning Corp.                                                                                  31,500           814,905
Tupperware Corp.                                                                                       71,600         1,631,048
Wabtec Corp. (a)                                                                                       40,500         1,104,840
Winnebago Industries, Inc.                                                                             36,500         1,057,405
The Yankee Candle Co.                                                                                  74,000         1,813,000
Zale Corp. (b)                                                                                         53,800         1,462,284
                                                                                                                  -------------
                                                                                                                     28,161,678
                                                                                                                  -------------

Consumer Staples--4.3%
Del Monte Foods Company (b)                                                                            163,900        1,758,647
J & J Snack Food Corp.                                                                                 12,300           710,940
Lance, Inc.                                                                                            44,800           782,208
Performance Food Group Co. (a) (b)                                                                     68,600         2,165,016
Ralcorp Holdings, Inc.                                                                                 77,000         3,227,840
The Boston Beer Co., Inc. (b)                                                                          34,500           862,500
                                                                                                                  -------------
                                                                                                                      9,507,151
                                                                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                                               Shares         (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Energy--7.0%
Dril-Quip, Inc. (b)                                                                                      22,000   $  1,056,000
FMC Technologies, Inc. (b)                                                                               95,100      4,004,661
Oil States International, Inc. (b)                                                                       69,800      2,534,438
Tetra Technologies (b)                                                                                   85,300      2,663,066
Unit Corp. (b)                                                                                           30,900      1,708,152
Universal Compression Holdings, Inc. (b)                                                                 38,600      1,535,122
Veritas DGC, Inc. (b)                                                                                    54,500      1,995,790
                                                                                                                  ------------
                                                                                                                    15,497,229
                                                                                                                  ------------

Financial--18.1%
Alabama National Bancorp/Del                                                                             15,700      1,003,858
Alexandria Real Estate Equities, Inc.                                                                    19,600      1,620,724
Aspen Insurance Holdings Ltd.                                                                            93,600      2,765,880
Assured Guaranty Ltd.                                                                                    80,200      1,919,186
BankAtlantic Bancorp, Inc.                                                                               56,800        965,032
Capital Automotive REIT                                                                                  48,600      1,881,306
Capital Trust, Inc., Class A REIT                                                                        40,000      1,286,400
Crescent Real Estate Equities Co. REIT                                                                   77,100      1,581,321
Financial Federal Corp.                                                                                  40,600      1,615,880
First Potomac Realty Trust REIT                                                                          32,200        827,540
First Republic Bank                                                                                      41,100      1,447,953
Horace Mann Educators Corp.                                                                              44,700        884,166
Innkeepers USA Trust REIT                                                                               100,100      1,546,545
Jones Lang Lasalle                                                                                       40,800      1,879,248
Knight Capital Group, Inc. (a) (b)                                                                      310,700      2,581,917
Lasalle Hotel Properties                                                                                 38,400      1,322,880
Metris Cos, Inc. (b)                                                                                     91,400      1,337,182
Mission West Properties REIT                                                                             85,300        856,412
Phoenix Companies, Inc. (a)                                                                              94,800      1,156,560
Piper Jaffray Companies, Inc. (b)                                                                        34,500      1,030,170
Provident Bankshares Corp.                                                                               31,300      1,088,614
Provident New York Bancorp, Inc.                                                                         60,600        707,202
Raymond James Financial, Inc.                                                                            91,000      2,922,920
Redwood Trust, Inc. REIT (a)                                                                             15,000        729,150
Santander BanCorp.                                                                                       24,900        613,287
Sterling Bancshares, Inc.                                                                                64,100        942,911
Sterling Financial Corp.                                                                                 34,500        777,975
Strategic Hotel Capital, Inc. REIT                                                                       45,000        821,700
Scottish Annuity & Life Holding                                                                          65,200      1,554,368
                                                                                                                  ------------
                                                                                                                    39,668,287
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                               Shares       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Health Care--7.9%
Amedisys, Inc. (a) (b)                                                                                 74,300     $ 2,897,700
Andrx Corp. (b)                                                                                        80,400       1,240,572
Apria Healthcare Group, Inc. (b)                                                                       22,900         730,739
Hooper Holmes, Inc.                                                                                   182,900         718,797
Ista Pharmaceuticals, Inc. (b)                                                                        155,200       1,030,528
Kindred Healthcare, Inc. (b)                                                                           46,300       1,379,740
Magellan Health Services, Inc. (b)                                                                     28,700       1,008,805
Medicines Co. (b)                                                                                      51,500       1,185,015
Omnicell, Inc. (a) (b)                                                                                 82,500         802,725
Option Care, Inc. (a)                                                                                 126,100       1,846,104
Pediatrix Medical Group, Inc. (b)                                                                      23,500       1,805,270
Res-Care, Inc. (b)                                                                                    110,100       1,694,439
Sierra Health Services (b)                                                                             16,000       1,101,920
                                                                                                                  -----------
                                                                                                                   17,442,354
                                                                                                                  -----------

Industrial--22.2%
AGCO Corp. (b)                                                                                        108,900       1,981,980
Bowne & Co., Inc.                                                                                     123,900       1,770,531
Briggs & Stratton Corp.                                                                                28,900         999,651
Casella Waste Systems, Inc. (b)                                                                        83,400       1,095,042
Central Parking Corp.                                                                                  67,100       1,003,145
CIRCOR International, Inc.                                                                             43,400       1,191,330
Comfort Systems USA, Inc. (b)                                                                          84,800         747,088
Consolidated Graphics, Inc. (b)                                                                        19,400         835,170
Courier Corp.                                                                                          22,400         837,760
Duratek, Inc. (b)                                                                                      66,400       1,213,792
Esterline Technologies Corp. (b)                                                                       76,800       2,909,952
GSI Group, Inc. (b)                                                                                   157,400       1,644,830
Global Cash Access, Inc. (a) (b)                                                                        9,340         131,694
Granite Construction, Inc.                                                                             67,900       2,596,496
Herley Industries, Inc. (b)                                                                            86,900       1,618,947
Insituform Technologies, Inc. (b)                                                                      59,200       1,023,568
Labor Ready (b)                                                                                        73,200       1,877,580
Laidlaw International, Inc.                                                                           146,200       3,533,654
LECG Corp.(b)                                                                                          61,900       1,423,700
MSC Industrial Direct Co., Inc. (a)                                                                    32,800       1,087,976
McGrath Rentcorp                                                                                       56,300       1,594,979
Pinnacle Airlines Corp. (a) (b)                                                                       107,800         700,700
Reliance Steel & Aluminum                                                                              36,100       1,910,773
SI International, Inc. (b)                                                                             30,200         935,294
Shaw Group, Inc. (b)                                                                                  118,100       2,912,346
Source Interlink Cos., Inc. (b)                                                                       131,800       1,457,708
Tennant Co.                                                                                            26,900       1,102,362

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                               Shares       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Industrial (continued)
The Brink's Co.                                                                                         101,800   $  4,179,908
United Rentals, Inc. (a) (b)                                                                            106,100      2,091,231
Waste Connections (a) (b)                                                                                71,400      2,504,712
                                                                                                                  ------------
                                                                                                                    48,913,899
                                                                                                                  ------------

Information Technology--16.5%
Adaptec, Inc. (b)                                                                                       194,600        745,318
Avid Technology (b)                                                                                      36,700      1,519,380
CSG Systems International , Inc. (b)                                                                     80,100      1,738,971
Cabot Microelectronics (a) (b)                                                                           32,300        948,974
Carrier Access Corp. (b)                                                                                150,000        828,000
CyberOptics Corp. (b)                                                                                    46,900        653,317
Digi International, Inc. (b)                                                                            110,400      1,184,592
EPIQ Systems, Inc. (b)                                                                                   53,900      1,176,098
Electronics for Imaging, Inc. (b)                                                                        92,300      2,117,362
Epicor Software Corp. (b)                                                                                99,500      1,293,500
FEI Co. (b)                                                                                              98,400      1,894,200
Foundry Networks, Inc. (b)                                                                              102,500      1,301,750
Integrated Device Technology, Inc. (b)                                                                  150,800      1,619,592
MKS Instruments, Inc. (b)                                                                                48,800        840,824
McData Corp. (a) (b)                                                                                    208,000      1,089,920
Motive, Inc. (b)                                                                                         87,300        553,482
NIC, Inc. (b)                                                                                           205,700      1,347,335
Newport Corp. (b)                                                                                        89,800      1,250,914
Perot Systems Corp., Class A (b)                                                                        139,300      1,971,095
Phase Forward, Inc. (b)                                                                                 161,500      1,765,195
Photon Dynamics, Inc. (b)                                                                                41,300        790,895
PLATO Learning, Inc. (b)                                                                                125,400        954,294
Progress Software Corp. (b)                                                                              72,000      2,287,440
RSA Security, Inc. (b)                                                                                   88,200      1,121,022
Rudolph Technologies, Inc. (b)                                                                           43,800        589,986
SafeNet, Inc. (b)                                                                                        42,900      1,557,699
Sybase, Inc. (b)                                                                                         70,800      1,658,136
Symmetricom, Inc. (b)                                                                                   184,900      1,431,126
                                                                                                                  ------------
                                                                                                                    36,230,417
                                                                                                                  ------------

Utilities--3.1%
Cleco Corp.                                                                                              88,600      2,089,188
PNM Resources, Inc.                                                                                      93,200      2,672,044
UGI Corp.                                                                                                71,700      2,018,355
                                                                                                                  ------------
                                                                                                                     6,779,587
                                                                                                                  ------------
TOTAL EQUITIES (Cost $189,574,571)                                                                                 209,366,804
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                          Par           Value
Security                                                             Rate                Maturity        Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.2%

U.S. Government--0.2%
U.S. Treasury Bill (c) (d) (Cost $427,026)                           3.32%               12/15/2005   $430,000     $    427,177
                                                                                                                   ------------
                                                                                                        Shares
                                                                                                      ----------
INVESTMENT OF CASH COLLATERAL--6.2%

BlackRock Cash Strategies L.L.C. (Cost $13,704,689)                  3.93%                            13,704,689     13,704,689
                                                                                                                   ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $203,706,286)                                                                  223,498,670
                                                                                                                   ------------
AFFILIATED INVESTMENTS--6.6%
Dreyfus Institutional Preferred Plus Money Market Fund (e)
  (Cost $14,670,520)                                                 3.73%                            14,670,520     14,670,520
                                                                                                                   ------------

TOTAL INVESTMENTS--108.2% (Cost $218,376,806)                                                                       238,169,190
                                                                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS--(8.2%)                                                                       (18,133,993)
                                                                                                                   ------------
NET ASSETS--100%                                                                                                   $220,035,197
                                                                                                                   ============

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
(a) Security, or a portion of thereof, was on loan at 9/30/05.
(b) Non-income producing security
(c) Rate noted is yield to maturity.
(d) Denotes all or part of security segregated as collateral.
(e) Affiliated institutional money market fund.

                                                                               Underlying            Unrealized
Contract                              Position      Expiration Date       Face Amount at Value          Gain
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (21 Contracts)      Long           12/15/2005               $7,028,125              $28,831


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A) (including securities on loan, valued at $13,108,246 (Note 6))
    Unaffiliated issuers, at value (cost $203,706,286)                                                             $223,498,670
    Affiliated issuers, at value (Note 1E) (cost $14,670,520)                                                        14,670,520
  Receivable for investments sold                                                                                       417,275
  Interest and dividends receivable                                                                                     194,125
  Receivable for variation margin on open futures contracts (Note 5)                                                     50,400
  Prepaid expenses                                                                                                        8,657
                                                                                                                   ------------
    Total assets                                                                                                    238,839,647
Liabilities
  Payable for investments purchased                                                        $ 5,061,694
  Collateral for securities on loan (Note 6)                                                13,704,689
  Accrued accounting, administration and custody fees (Note 2)                                  11,688
  Accrued professional fees                                                                     20,944
  Accrued trustees' fees and expenses (Note 2)                                                   4,913
  Other accrued expenses and liabilities                                                           522
                                                                                           -----------
    Total liabilities                                                                                                18,804,450
                                                                                                                   ------------
Net Assets (applicable to investors' beneficial interest)                                                          $220,035,197
                                                                                                                   ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $1,366)                                                      $ 1,054,864
  Interest income (Note 1E)
    Unaffiliated issuers                                                                                                  8,538
    Affiliated issuers                                                                                                  245,221
  Security lending income (Note 6)                                                                                       30,694
                                                                                                                    -----------
    Total investment income                                                                                           1,339,317

Expenses
  Investment advisory fee (Note 2)                                                              $   949,016
  Accounting, administration and custody fees (Note 2)                                              108,304
  Professional fees                                                                                  32,949
  Trustees' fees and expenses (Note 2)                                                               15,437
  Insurance expense                                                                                   4,900
  Miscellaneous                                                                                       2,540
                                                                                                -----------
    Total expenses                                                                                                    1,113,146
                                                                                                                    -----------
      Net investment income                                                                                             226,171
                                                                                                                    -----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                                        12,658,813
    Futures contracts                                                                             1,586,090
                                                                                                -----------
      Net realized gain (loss)                                                                                       14,244,903
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                         8,926,285
    Futures contracts                                                                                28,831
                                                                                                -----------
      Change in net unrealized appreciation (depreciation)                                                            8,955,116
                                                                                                                    -----------
        Net realized and unrealized gain (loss)                                                                      23,200,019
                                                                                                                    -----------
Net Increase in Net Assets from Operations                                                                          $23,426,190
                                                                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                       Statements of Changes In Net Assets
--------------------------------------------------------------------------------

                                                                                 For the                       For the
                                                                                Year Ended                   Year Ended
                                                                            September 30, 2005           September 30, 2004
                                                                            ------------------           ------------------
Increase (Decrease) in Net Assets

From Operations
  Net investment income (loss)                                                 $    226,171                 $    (52,543)
  Net realized gain (loss)                                                       14,244,903                   10,097,630
  Change in net unrealized appreciation (depreciation)                            8,955,116                    3,979,928
                                                                               ------------                 ------------
  Net increase (decrease) in net assets from operations                          23,426,190                   14,025,015
                                                                               ------------                 ------------


Capital Transactions

  Contributions                                                                 158,240,730                   21,855,319
  Withdrawals                                                                   (27,943,665)                 (14,941,264)
                                                                               ------------                 ------------
  Net increase (decrease) in net assets from capital transactions               130,297,065                    6,914,055
                                                                               ------------                 ------------


Total Increase (Decrease) in Net Assets                                         153,723,255                   20,939,070

Net Assets
  At beginning of period
  At end of period                                                               66,311,942                   45,372,872
                                                                               ------------                 ------------
                                                                               $220,035,197                 $ 66,311,942
                                                                               ============                 ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                For the period
                                                                                                               January 28, 2003
                                                                        Year Ended September 30,               (commencement of
                                                                  -----------------------------------           operations) to
                                                                       2005                 2004              September 30, 2003
                                                                  --------------       --------------        --------------------
Total Return (a)                                                        21.45%              30.07%                    29.85%(b)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                                0.94%               1.03%                     1.10%(c)
  Net Investment Income (Loss) (to average daily net assets)*            0.19%              (0.10)%                   (0.07)%(c)
  Portfolio Turnover                                                       70%                123%                      102%(b)
  Net Assets, End of Year (000's omitted)                            $220,035             $66,312                   $45,373
-----------
*  For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

   Ratios (to average daily net assets):
     Expenses                                                             N/A                N/A                       1.10%(c)
     Net investment income (loss)                                         N/A                N/A                      (0.07)%(c)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b)  Not annualized.
(c)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

     At September 30, 2005, there were two funds, The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At September 30, 2005, The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held 86% and 14% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     D. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     E. Affiliated issuers:

     Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

     The Portfolio has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide a custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $108,304 during the period ended September 30, 2005.

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement, Mellon Bank received $13,144 for the period ended September 30, 2005. See Note 6 for further details.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005 were $203,153,162 and $80,909,210, respectively. For the period ended September 30, 2005, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

              Aggregate cost                                 $218,517,094
                                                             ============
              Gross unrealized appreciation                  $ 24,486,108
              Gross unrealized depreciation                    (4,834,012)
                                                             ------------
              Net unrealized appreciation (depreciation)     $ 19,652,096
                                                             ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At September 30, 2005, the Portfolio did not enter into option transactions.

     Futures contracts

     The Portfolio may enter into futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Portfolio held futures contracts. See the Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $220,533 of which $189,839 was rebated to borrowers or paid in fees. At September 30, 2005, the Portfolio had securities valued at $13,108,246 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the facility fee was $1,994 for the Portfolio.

     During the period ended September 30, 2005, the Portfolio had average borrowings outstanding of $66,714 on a total of seven days and incurred $32 of interest expense.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Small Cap Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Value Portfolio ( the "Portfolio") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                     Number of                          Trustee
                                                              Principal             Portfolios in      Other         Remuneration
Name                                    Term of Office       Occupation(s)         Fund Complex    Directorships    (period ended
Address, and              Position(s)   and Length of         During Past          Overseen by        Held by       September 30,
Date of Birth           Held with Trust  Time Served            5 Years              Trustee          Trustee           2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming           Trustee      Trustee          Chairman Emeritus,           33              None             $299
c/o Decision Resources,                  since            Decision Resources,
Inc.                                     11/3/1986        Inc. ("DRI")
260 Charles Street                                        (biotechnology
Waltham, MA 02453                                         research and
9/30/40                                                   consulting firm);
                                                          formerly Chairman of
                                                          the Board and Chief
                                                          Executive Officer,
                                                          DRI

Caleb Loring III            Trustee      Trustee          Trustee, Essex Street        33              None             $311
c/o Essex Street                         since            Associates (family
Associates                               11/3/1986        investment trust
P.O. Box 5600                                             office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman        Trustee      Trustee          William Joseph               33              None             $299
c/o Harvard University                   since            Maier, Professor of
Littaver Center 127                      9/13/1989        Political Economy,
Cambridge, MA 02138                                       Harvard University
8/5/44

John H. Hewitt              Trustee      Trustee          formerly Trustee,            33              None             $299
P.O. Box 2333                            since            Mertens House, Inc.
New London, NH 03257                     11/3/1986        (hospice)
4/11/35

Interested Trustees

Patrick J. Sheppard    Trustee, President   Since 2003    President and Chief          33              None             $0
Mellon Institutional      and Chief                       Operating Officer of
Asset Management       Executive Officer                  The Boston Company
One Boston Place                                          Asset Management,
Boston, MA 02108                                          LLC; formerly Senior
7/24/65                                                   Vice President and
                                                          Chief Operating
                                                          Officer, Mellon
                                                          Institutional Asset
                                                          Management ("MIAM")
                                                          and Vice President
                                                          and Chief Financial
                                                          Officer, MIAM

Principal Officers who are Not Trustees

Name                                              Term of Office
Address, and                Position(s)           and Length of                      Principal Occupation(s)
Date of Birth             Held with Trust          Time Served                          During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann         Vice President           Since 2003         Senior Vice President and Head of Operations,
Mellon Institutional      and Secretary                               Mellon Institutional Asset Management; formerly First
Asset Management                                                      Vice President, Mellon Institutional Asset Management
One Boston PLace                                                      and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson        Vice President           Vice President     Vice President and Mutual Funds Controller,
Mellon Institutional      and Treasurer            since 1999;        Mellon Institutional Asset Management
Asset Management                                   Treasurer
One Boston Place                                   since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland        Assistant Vice           Since 1996         Vice President and Manager, Mutual Funds
Mellon Institutional        President                                 Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hulgren           Assistant Vice           Since 2001         Assistant Vice President and Compliance Manager,
Mellon Institutional        President                                 Mellon Institutional Asset Management ("MIAM");
Asset Management                                                      formerly Shareholder Services, MIAM and Shareholder
One Boston Place                                                      Representative, Standish Mellon Asset Management
Boston, MA 02108                                                      Company LLC
1/19/71

Mary T. Lomasney              Chief                Since 2005         First Vice President, Mellon Institutional Asset
Mellon Institutional       Compliance                                 Management and Chief Compliance Officer,
Asset Management             Officer                                  Mellon Funds Distributor; formerly Director,
One Boston PLace                                                      Blackrock, Inc. Senior Vice President, State Street
Boston, MA 02108                                                      Research & Management Company ("SSRM"),
4/8/57                                                                Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com


                                                                      6944AR0905

Item 2.  Code of Ethics.

         The Registrant has adopted a Code of Ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. For the fiscal year ended September 30, 2005, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Registrant's Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer is filed as an exhibit to this Form N-CSR under item 12(a)(1).

Item 3.  Audit Committee Financial Expert.

         The Registrant's Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are John
         H. Hewitt and Caleb Loring III, both of whom are "independent" pursuant to paragraph (a)(2) of Item 3 of Form N-CSR. Mr. Hewitt served at Morgan Stanley as a securities analyst and also in a supervisory role regarding analysis. He has held a chartered financial analyst designation, as well as a master's degree in business administration from Harvard University. He has been a member of the Registrant's audit committee since its inception. Mr. Loring served as an executive in the commercial lending division of the Bank of Boston, N.A., performing and supervising credit analyses and reviewing financial statements of potential and existing borrowers. Also, Mr. Loring has served as a private trustee in the Ayer Family Office, where his duties involve financial statement analysis. He has been a member of the Registrant's audit committee since its inception, and has served on the audit committees of several privately held companies.

Item 4.  Principal Accountant Fees and Services.

         (a) AUDIT FEES: The aggregate fees billed for professional services rendered by the Registrant's principal accountant, PricewaterhouseCoopers LLP, for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended September 30, 2005 and 2004 were $183,941 and $112,518, respectively.
         (b) AUDIT-RELATED FEES: The aggregate fees billed for the fiscal years ended September 30, 2005 and 2004 for assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $57,000 and $57,000, respectively. The nature of the services comprising the fees disclosed under this Item for both years consist of the examination of securities and similar investments of the Registrant's investment series pursuant to the requirements of Rule 17f-2 under the Investment Company Act of 1940.
         (c) TAX FEES: The aggregate fees billed for the fiscal years ended September 30, 2005 and 2004 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $45,840 and $85,985, respectively.
         (d) ALL OTHER FEES: Other than the services reported in paragraphs (a) through (c) of this Item, PricewaterhouseCoopers LLP billed no other fees for products or services provided for the fiscal years ended September 30, 2005 and 2004.
         (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant's audit committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services.
         (e) (2) 100% of the services described in each of paragraphs (b) through (d) of this Item 4 were pre-approved by the Registrant's audit committee before the accountant was engaged by the Registrant to perform such services.
         (f)  Not applicable.
         (g) The aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and the Registrant's investment advisers, and any entity controlling, controlled by or under common control with the advisers that provides ongoing services to the Registrant for the fiscal years ended September 30, 2005 and 2004 were $0 and $31,000, respectively. Services provided in 2004 included the review and documentation of the Registrant's change in custodian and fund accounting agent and the review and issuance of consent related to the registration and filing of a new fund on Form
              N-1A. The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant's transfer agent by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2005 and 2004 were $75,000 and $43,708, respectively. Services provided in both years included a review of the transfer agency function and to issue a report under Rule 17Ad-13(a)(3) of the Securities and Exchange Act of 1934.
         (h) The Registrant's Audit Committee of the Board of Trustees had pre-approved all of the non-audit services that were rendered to the Registrant's investment advisers and any entity controlling, controlled by, or under common control with the investment advisers that provides ongoing services to the Registrant, and no such non-audit services were not pre-approved.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of Ethics required by Item 2 is attached hereto as an exhibit.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99CERT.302

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Institutional Funds Investment Trust

By (Signature and Title):  /s/ BARBARA A. MCCANN
                           --------------------------------------------
                           Barbara A. McCann, Vice President and Secretary

                           Date:  December 9, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ PATRICK J. SHEPPARD
                           -----------------------------------------------------
                           Patrick J. Sheppard, President and Chief Executive Officer

                           Date:  December 9, 2005



By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           -----------------------------------------------------
                           Steven M. Anderson, Vice President and Treasurer

                           Date:  December 9, 2005